UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21085
The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)
Edward S. Garlock, Esq.
Payden & Rygel
333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)
Registrant’s telephone number, including area code: 213-625-2870
Date of fiscal year end: October 31, 2008
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT

APRIL 30, 2008

PAYDEN
MUTUAL FUNDS

1	Management Discussion & Analysis

7	Portfolio Highlights & Investments

47	Statements of Assets & Liabilities

51	Statements of Operations

55	Statements of Changes in Net Assets

61	Notes to Financial Statements

68	Financial Highlights

80	Fund Expenses

82	Trustees & Officers

Semi-Annual Report

Short Duration Bond Strategies
The fiscal year began amid a growing awareness of the degree to which the liquidity crisis caused by the housing market meltdown might permeate the fixed-income capital markets. In late October, the Federal Open Market Committee (FOMC) had just lowered the federal funds rate by 0.25%, for a cumulative 0.75% decline since August, but viewed inflation and growth risks as roughly balanced. The FOMC repeated this 0.25% rate reduction in December, disappointing market participants that were expecting a 0.50% cut in the rate. The FOMC’s failure to acknowledge the unprecedented disruption in the financial system ignited a crisis in confidence not seen since the Great Depression.
Conditions in the banking sector and the securities markets rapidly deteriorated in January, forcing the Federal Reserve Board to move swiftly to provide liquidity to the financial system and regain investor confidence. By mid-March, the Federal Reserve Board had created three lending facilities and had lowered the federal funds rate by a cumulative 3.00%, bringing it to 2.25%. The dénouement was the purchase of Bear Stearns by JP Morgan Chase, which was engineered by the Federal Reserve Board, and the final liquidity facility, the Primary Dealer Credit Facility, which allowed all primary dealers, even those that were not commercial banks, to borrow from the Federal Reserve Board. Those actions changed market sentiment and will hopefully prove to be the defining actions that will move the capital markets back to some semblance of normalcy.
During this period, U.S. Treasury securities experienced a tremendous flight to safety rally and the yield on the two-year U.S. Treasury dropped as low as 1.35%. All non-U.S. Treasury securities underperformed to varying degrees. Those securities related to the housing market suffered the worst with corporate bonds also experiencing significant negative performance as investors fled all but the safest U.S. Treasury securities.
The Payden Cash Reserve Money Market Fund (PBHXX) continued to perform well relative to its benchmark. The Fund returned 1.76% for the six months ended April 30, 2008, compared to a return of 1.63% for the Lipper Money Market Average and 1.51% for the Lipper Government Money Market Average. During the period, the Advisor increased allocations to Federal Agency notes and bonds which performed well relative to non-Government securities.
The Payden Limited Maturity Fund (PYLMX) generated a return of -0.37% for the six-month period ended April 30, 2008, compared to a return of 1.75% for its benchmark, the Merrill Lynch 90-day Treasury Bill Index. Throughout the period the Advisor worked to reduce the Fund’s exposure to mortgage-related securities and increase the liquidity within the Fund. The Fund’s corporate and mortgage-backed securities, nearly half of its investments, contributed most of the underperformance relative to the U.S. Treasury benchmark. Liquidity in these sectors deteriorated significantly and negatively affected even high quality bonds. As the market stabilized and improved in April, the Fund’s mortgage and corporate holdings added to performance, but did not recover completely from the earlier declines.
The Payden Short Bond Fund (PYSBX) earned a return of 2.65% for the six months ended April 30, 2008, compared to a return of 4.21% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. The Fund was negatively impacted by price pressures on certain types of mortgage securities, as well as continued widening of corporate bond yield premiums. As the market regained its footing in April these sectors outperformed the all-U.S. Treasury benchmark and the Fund began to close the performance gap.
The Payden U.S. Government Fund (PYUSX) returned 5.11% for the six months ended April 30, 2008, compared to a return of 4.97% for its benchmark, the Merrill Lynch 1-5 Year Treasury Index. The Fund’s heavy weighting in U.S. Treasury securities and longer duration positioning versus the benchmark contributed to the positive performance. Exposure to Agency bonds and Agency mortgage-backed securities had a modest negative impact during the period.
Intermediate Duration Bond Strategies
The start of the fiscal year was one of the most volatile periods for the fixed-income markets. Major market dislocations occurred with mortgage prices relative to U.S. Treasuries reaching their lowest levels in over 20 years. The primary cause was large scale de-leveraging from hedge funds, broker-dealers and various financial institutions.
Throughout the marketplace, liquidity was challenging even for high quality GNMA securities. For the six-month period ended April 30, 2008, the Payden GNMA Fund (PYGNX) returned 4.47% versus 4.46% for its benchmark, the Merrill Lynch GNMA Master. The Payden GNMA Fund kept pace with its benchmark by a having a longer duration versus the index. Conversely, Fund performance was dragged down due to a cheapening in certain structured securities, such as collateralized mortgage obligations
1   Payden Mutual Funds

(CMO’s), issued by GNMA. We continue to hold the GNMA-backed CMO’s in the Fund as we believe the inherent value of those securities will reflect positively in performance as the markets gradually stabilize in the quarters to come. The Fund is maintaining its bias toward lower interest rates as the weakness in housing and its spillover effects on consumer spending proves to be a longer-lived problem than many predicted.
For the six-month period ended April 30, 2008, the Payden Core Bond Fund (PYCBX) lagged its benchmark, returning 2.30% versus 4.08% for the Lehman Aggregate Index. Even though the housing crisis began in earnest in mid-2007, its impact on the pricing of mortgage-related securities continued and even accelerated in this period. One of the challenges of late 2007 was related to price discovery. Since there was a shutdown of broker-dealer trading and severe liquidity strains, it was difficult for investors to get market-based pricing as there was so little observed trading. In recent months, there has been more two way flow across all security types, and even though clearing prices were quite low, there were more observable trades taking place. The major pricing services incorporated the recent transactions into their pricing systems and this led to significant mark-downs for some of the mortgage-backed securities held in the Fund. These securities are high quality instruments, all AAA-rated, and we expect a return of principal and interest if held to maturity.
In addition to traditional investment-grade fixed-income sectors, the Payden Opportunity Bond Fund (PYOBX) also invests in below investment-grade sectors, such as high-yield and emerging markets. These sectors could not keep up with the strong absolute performance of the higher quality investment grade sectors in this flight to quality environment. For these reasons, and the mortgage-related pricing discussed above, the Fund returned 1.47% versus 4.08% for the Lehman Aggregate Index for the six-month period ended April 30, 2007. Particularly in the below investment-grade corporate sector, yields have reached very attractive levels, and we believe that investors will gain renewed interest in high yield corporate bonds and provide some further stability to bond prices.
High Yield Bond Strategy
The high yield market underwent a “roller-coaster” ride during the six-month period ended April 30, 2008. The high yield market faced one of its most challenging quarters in recent years in early 2008, as the growing credit crunch and increased risk-aversion led to a sell-off in risk products such as high yield. The continuing problems in the sub-prime mortgage and structured finance markets and the related write-downs at the banks and brokers had a quasi-contagion impact on the high yield market in the first quarter of 2008, despite the high yield market having minimal direct exposure to the sub-prime market. Spreads relative to comparable duration U.S. Treasuries widened dramatically from the beginning of early 2008 to mid-March, when the credit markets staged a significant rally. The seminal event for the “rally” was the Federal Reserve Board’s arranged “merger” between JP Morgan Chase and Bear Stearns during the weekend of March 15th, which allowed Bear to avoid filing for bankruptcy protection due to a run on the bank. This action was viewed by the markets as the Federal Reserve Board, in essence, back-stopping the U.S. financial system and providing liquidity as required. From mid-March to the end of April 2008, the high yield market was up as risk aversion declined and liquidity returned to the credit markets.
The Payden High Income Fund (PYHRX) generated a return of 0.23% versus a return of -0.68% for the benchmark Merrill Lynch High Yield Constrained Index over the six-month period ended April 30, 2008. The Fund’s 91 basis point outperformance was due to a variety of factors, including not selling at the low points in February and March. It was our view that the high yield market over-shot on the downside and that fundamentals in the market were still solid in terms of low default rates and solid earnings for the average high yield rated company. The Fund benefited from portfolio positioning and security selection as well, with overweights in such industries as the energy, healthcare and utility industries. Based on our expectations of a further slowing in the U.S. economy and problems related to the mortgage sector, we maintained a more defensive posture in the portfolio entering 2008 by overweighting sectors such as energy, utilities, and healthcare.
Tax Exempt Strategies
The municipal market endured tremendous volatility over the six months ended April 30, 2008. As the fiscal year began, the first hints of trouble at the monoline bond insurers were surfacing due to their exposure to complex mortgage-backed securities. Declining home prices, increasing mortgage-related losses and write-downs by financial institutions along with fear of an economic recession created a fragile market environment. Although most investors recognized the inherent financial strength of municipal bonds backed by taxing power and essential service revenues, the depth and breadth of liquidity problems in the broad market caused municipal credit premiums to widen.
     Semi-Annual Report   2

The Federal Reserve Board undertook an aggressive easing policy and created a wide range of lending facilities to combat the rapidly deteriorating funding situation for the global financial system. Three of the five largest bond insurers, AMBAC, FGIC and XLCA, lost their AAA-rating by one or more rating agencies in January, creating a crisis in confidence within the municipal bond market, particularly within the very short-term securities such as variable rate demand notes and auction rate securities. Wall Street, facing bloated inventories of municipal products and dealing with other liquidity problems, pulled funding from municipal hedge funds and backed away from the auction rate market. As a result, investors were unable to liquidate auction rate product and hedge funds were forced to de-lever and sell long-term bonds. The market quickly fell into disarray with yields rising 0.40% to 0.80% in a matter of weeks, representing unusually cheap valuations relative to taxable products. This brought in a wave of new investors ready to take advantage of the extraordinary market conditions. Municipal bonds rallied back during the first weeks of March and by April normal correlations to taxable markets were re-established.
The Payden Tax-Exempt Bond Fund (PYTEX) returned 1.95% and the Lehman Quality Intermediate Index returned 3.08% for the six-month period ended April 30, 2008. Maturities longer than 10 years detracted from returns as did corporate and lease revenue sectors. The Fund was not significantly affected by downgrades of monoline insurers given that 80% of the holdings are not insured.
The Payden California Municipal Income Fund (PYCRX) returned 2.12% for the six-month period ended April 30, 2008, while the Fund’s benchmarks, the Lehman 7 Year Municipal Index returned 3.17% and the Lehman California Intermediate Index returned 2.76%. During the period, bonds longer than 10 years detracted from returns as the yield curve steepened. Yield premiums for California State general obligation bonds widened relative to national high quality bonds. On the other hand, the Fund’s high quality bias and minimal exposure to healthcare, tobacco and tax allocation sectors enhanced performance.
Global Bond Strategy
During the six months ended April 30, 2008, international bond markets remained dominated by a crisis of confidence triggered by the collapse of the U.S. sub-prime mortgage market. While all major government bonds continued to benefit from their safe haven status, and yields in these markets moved steadily lower through to mid-March, liquidity constraints continued to dog some sectors of global credit markets. In concert with the collapse of several hedge funds and the severe liquidity crisis at a major U.S. investment bank in March, these liquidity constraints intensified the flight to quality into government bonds and compelled the U.S. Federal Reserve Board, the Bank of England and the European Central Bank to step up their efforts to support the international financial system with liquidity injections and other, even more radical, measures. The Federal Reserve Board and the Bank of England also continued to reduce rates. From their peak of 5.25% in June 2007, the federal funds rate fell 3.25% to 2% by the end of April 2008, and the U.K. base rate declined from its July 2007 peak of 5.75% to 5%. These measures appeared to reassure investors that central banks were prepared to do whatever necessary to stabilize financial markets. As a result, government bonds lost some of their safe haven status and yields began to rise from their mid-March lows. The sell-off in all major government bond markets was compounded in April by mounting inflation concerns associated with the continued rise in oil and other commodity prices and the weak dollar, which caused investors to pare back hopes of further aggressive rate cuts from the Federal Reserve Board.
In currency markets, the Federal Reserve Board’s aggressive easing stance kept the U.S. dollar under downward pressure in the six months ended April 30 2008. It hit repeated lifetime lows against the Euro and multi-year lows against the yen, before making a partial recovery towards the end of this period as stock prices recovered and hopes of further U.S. rate cuts faded. The Australian dollar also made further gains against the greenback, supported by persistent rises in commodity prices and further monetary tightening which took rates to a peak of 7.25% in March. Sterling, however, weakened in late 2007 and early 2008, as rate cut speculation mounted.
The Payden Global Short Bond Fund (PYGSX) generated a return of -0.12% for the six months ended April 30, 2008, compared to a return of 4.21% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. The Fund was negatively affected by price pressures on certain types of asset-backed and mortgage-backed securities, as well as continued widening of corporate bond yield premiums. Exposure to non-U.S. dollar sovereign bonds and improved prices on non-U.S. Treasury instruments beginning in the latter part of the period helped the Fund rebound from the underperformance it had experienced earlier in the period.
For the six-month period ended April 30 2008, the Payden Global Fixed Income Fund (PYGFX) returned 0.84%, underperforming its benchmark, the Lehman Global Aggregate Index Hedged into US dollar, which returned 2.69%. As government bond yields continued to decline in late 2007 and early 2008, our long duration position in the U.S. and Europe benefited performance.
3   Payden Mutual Funds

The long U.S. duration position boosted returns further in February as yields continued to edge lower, but these gains were partially offset by the subsequent rise in yields which began in mid-March. The Fund’s short position in European (excluding Germany) government bonds versus Bunds also contributed positively, and there was a minor positive contribution from currency positions. However, these gains were more than outweighed by the Fund’s holdings of high yield debt, adjustable rate mortgages, corporate and asset-backed floating rate notes and other asset-backed securities, all of which detracted from performance over the period, despite some improvement in credit market sentiment in April. Efforts to reduce exposure to these sectors during January as credit concerns continued to escalate imposed a liquidity cost and detracted further from performance.
Emerging Market Bond Strategy
The emerging market sector underperformed U.S. Treasuries over the six-month period ended April 30, 2008. Emerging-market dollar-pay bond spreads widened by approximately 80 basis points, as concerns about the U.S. sub-prime mortgage market and its potential impact on the U.S. financial system and economic growth continued to weigh on all credit markets. Despite aggressive emergency interest rate cuts and liquidity measures implemented by the Federal Reserve Board, the market remains dependent on global risk sentiment. Local currency bonds also underperformed U.S. Treasuries, as inflation concerns across all regions caused a sell-off in local rates. Emerging market currencies rallied, however, supported by more hawkish central banks and general US dollar weakness. Inflows into emerging market debt were strong, with increasing allocations to local markets.
Economic fundamentals remained positive across emerging markets, as governments continued to improve their creditworthiness by reducing their external debt stock through debt exchanges or secondary market buy-backs. Foreign exchange reserves increased to record-high levels, particularly in oil-exporting countries like Mexico and Russia. The rating agencies continued to recognize these positive trends and there were several sovereign rating upgrades this quarter, including Brazil’s upgrade to BBB- by S&P. As a result, over 50% of the asset class is now rated investment grade.
The Payden Emerging Market Bond Fund (PYEMX) returned -1.90% for the six-months ended April 30, 2008, as compared to 1.92% for its benchmark, the J.P. Morgan EMBI Global Diversified Index. Non-sovereign positions, including corporates and swaps detracted from performance due to contagion from general credit market weakness. The Fund has been overweight in Latin America, favouring improving credits such as Brazil, Mexico and Peru. We have also maintained an underweight position in Eastern Europe, avoiding Bulgaria, Hungary and Poland and underweighting Turkey, and an overweight exposure in Asia and underweight in Africa. We see value in select local currency bond markets, including Brazil, Mexico and Egypt where we favour the interest rate and currency outlook.
Domestic Equity Strategies
The equity markets were unable to avoid the losses stemming from the credit markets as stock market indices posted negative returns for the six-month period ended April 30, 2008. The markets began the period on a negative note as the sub-prime mortgage crisis continued to spread through the economy and negatively affect corporate earnings. The New Year brought little relief to the stock market as disappointing macroeconomic data and negative news out of financial companies from banks to bond insurers led the markets lower. The equity markets hit rock bottom for the period during the month of March due to liquidity issues in the credit markets, culminating with the emergency acquisition of Wall Street broker Bear Stearns by JP Morgan Chase. However, the equity markets did manage a small bounce with the help of the Federal Reserve Board’s multiple interest rate cuts, better-than-expected first quarter earnings and positive macroeconomic data.
The Payden Value Leaders Fund (PYVLX), which is comprised of large-cap value stocks, returned -11.62% for the six-month period ended April 30, 2008. The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned -9.84% over the same period. The Fund benefited from its underweight in the financials sector. However, the underweight to the consumer staples and technology sectors detracted from relative performance. The best performer in the Fund was steelmaker Nucor, which benefited from higher prices of steel.
The Payden Market Return Fund (PYMRX) provides broad exposure to the core U.S. large-cap stock market. The Fund employs a strategy of using S&P 500 futures to achieve index returns less financing costs. Short-term bonds are used to outperform the futures’ financing costs. Two factors contribute to the Fund’s performance: the performance of the S&P 500 index futures and the performance of the short-term bonds. During the six months ended April 30, 2008, the broad stock market performed poorly, battered by credit and liquidity crises in the financial sector. Meanwhile, short-term bond returns were also hit hard, since they were at the heart of those very crises. The Fund posted a return of -11.58% versus -9.64% for its benchmark, the S&P 500 for the six-month period ended April 30, 2008.
Semi-Annual Report   4

The Payden U.S. Growth Leaders Fund (PUGLX), which is comprised of large-cap growth stocks, returned -10.96% for the six-month period ended April 30, 2008. The Fund trailed the Russell 1000 Growth Index, its benchmark, which returned -9.28% over the same period. The Fund benefited from its sector overweight in materials and underweight in financials. However, the underweight in consumer staples stocks detracted from relative performance. The top positive contributors in the Fund were natural gas companies Southwestern Energy and EOG Resources.
International Equity Strategies
The Payden Global Equity Fund (PYGEX) returned 6.10% from inception, March 31, 2008 through April 30, 2008. Its benchmark, the MSCI All Country World Index, returned 5.58% over the same period.
The Metzler/Payden European Emerging Markets Fund (MPYMX) returned -8.73% for the six-month period ended April 30, 2008. The Fund’s benchmark, the Nomura Central and Eastern European Index, returned -9.93% for the same period. Challenging global credit conditions led to a sell-off in virtually all risky asset classes early in the year, the brunt of which was in January, after which the markets begun to recover. The more notable tactical changes to the portfolio occurred in response to challenging market conditions in January and February. The Fund increased its allocation to Russian equities and cash, while it reduced its exposure to Turkish stocks. While the allocation was modified to respond to increased volatility in the marketplace, Russia’s relative place as a safe haven among challenging economic conditions in the U.S. gave extra weight to the decision to add stocks in this market, while political “noise” in Turkey caused the Fund to almost completely exit this market. As volatility subsided, the Fund added back some exposure to liquid Turkish banks to take advantage of attractive valuations. Russian stock exposure was pared back in view of missing short-term momentum. Exposure to Central Europe (Poland, Hungary, Czech Republic, Austria, and Slovenia) remained largely unchanged.
The Metzler/Payden European Leaders Fund (MPYGX) returned -9.13% for the six-month period ended April 30, 2008. The MSCI Europe Index returned -8.91% over the same period. Affected by challenging global credit conditions, partially caused by an ongoing sub-prime crisis, the Fund made some marginal allocation shifts to take advantage of opportunities and build up some protective positions. The allocation to banks was reduced to express a negative view on the medium-term outlook for some financial institutions. Exposure was also reduced in the consumer sector, as a possible slowdown in the rate of economic growth would likely affect retailers negatively. The Fund took a larger position in energy and materials to take advantage of higher commodity prices. It also added exposure to the utility sector as a typical defensive play in times of stock market uncertainty. The Fund’s top positions remained largely unchanged, with the only major change being the addition of French oil company Total and British BG Group, which replaced German Siemens and Allianz in the top ten Fund holdings.
The Metzler/Payden International Real Estate Fund (MPREX) returned -21.18% for the six-month period ended April 30, 2008. The Dow Jones Wilshire ex-U.S Real Estate Securities Index returned -14.14% over the same period. The Fund’s overweight allocation to the Asian Pacific markets (Australia, Hong Kong, Singapore) helped outperform during the end of last year, but were hard hit during the peak of the global financial crisis in January and partially February, despite their ongoing fundamental strength. The Fund’s performance was also hurt by underweight allocation to Canada and Europe, which declined less during the sell-off, despite weaker fundamentals. Going forward, we believe that the market’s focus will come back to strong economic conditions in the Pacific region’s real estate/REIT markets, which continue to exhibit low vacancy rates for quality office space. This region is also best positioned to take advantage of the ongoing boom of business with China, where growth has shown few signs of abating despite global concerns.
Target Date Strategy
Wilshire Associates Incorporated (“Wilshire”), acting independently as sub-adviser to Payden & Rygel, determines the asset allocation mix for the Payden/Wilshire Longevity Funds using concepts that seek to balance growth of capital with capital preservation at different stages of an investor’s investment horizon, or glide path. Each of the Payden/Wilshire Longevity Funds is a target maturity fund-of-funds comprised of equity and fixed income mutual funds, ETFs and individual securities. Each quarter, Wilshire refreshes its asset allocation outlook and updates the Fund’s asset class and fund-specific weightings. In addition, Wilshire uses its proprietary research process to determine which underlying investment options it considers for inclusion in the Funds.
5   Payden Mutual Funds

The Payden/Wilshire Longevity Fund 2010+(PWLLX) returned -4.15% for the six-month period ended April 30, 2008. The Fund outperformed its custom blended benchmark, a 60/40 combination of the Dow Jones Wilshire 5000SM Index and Lehman Aggregate Index, which returned -4.32% over the same period. A 31.5% allocation to Treasury Inflation Protected Securities provided the best absolute returns for the period. The largest detractors, by absolute return, were the SPDR DJ Wilshire Intl Real Estate and the Vanguard Small Cap Growth ETF. Increased exposure to fixed-income funds helped to temper losses in the equity positions.
The Payden/ Wilshire Longevity Fund 2020+ (PWLJX) returned -5.50% for the six-month period ended April 30, 2008. The Fund underperformed its custom blended benchmark, a 60/40 combination of the Dow Jones Wilshire 5000SM Index and Lehman Aggregate Index, which returned -4.32% over the six-month period. Diversified fixed-income exposure helped provide a performance anchor within the Fund, offsetting the struggling returns in equities. Individual Treasury Inflation Protected Securities were the strongest performers for the period. The largest absolute contributions, by individual funds, came from the Payden GNMA and Payden Core Bond Funds. The largest absolute detractors to portfolio performance came from the Payden U.S. Growth Leaders Fund and the MSCI Pacific ex-Japan ETF.
The Payden/ Wilshire Longevity Fund 2030+ (PWLHX) returned -7.29% for the six-month period ended April 30, 2008. The Fund underperformed its custom blended benchmark, an 80/20 combination of the Dow Jones Wilshire 5000SM Index and Lehman Aggregate Index, which returned -7.07% over the same period. Fixed-income exposures continued to provide the bulk of positive return to the portfolio. The best absolute contributions came from the allocations to Treasury Inflation Protected Securities, the Payden GNMA Fund and the Payden Core Bond Fund. The largest absolute detractors to portfolio performance came from the Payden U.S. Growth Leaders Fund and the MSCI Pacific ex-Japan ETF.
The Payden/ Wilshire Longevity Fund 2040+ (PWLFX) returned -10.08% for the six-month period ended April 30, 2008. The Fund underperformed its custom blended benchmark, an 80/20 combination of the Dow Jones Wilshire 5000SM Index and Lehman Aggregate Index, which returned -7.07% over the same period. The fixed-income allocation provided the major source of positive return to the portfolio, with the strongest absolute contributions coming from the allocation to the Payden GNMA and Payden Core Bond Funds. The largest absolute detractors to portfolio performance came from the Payden U.S. Growth Leaders Fund and the MSCI Pacific ex-Japan ETF.
     Semi-Annual Report   6

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

Repurchase Agreements	53%
U.S. Government Agency	47%
Cash Equivalent	0%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost - $550,601) (47%)
10,000,000	FFCB, 4.18%, 10/10/08	$10,001
5,000,000	FFCB, 4.52%, 10/20/08	5,009
8,909,000	FFCB Disc Note, 2.06%, 6/27/08 (a)	8,872
11,000,000	FFCB Disc Note, 2.20%, 1/15/09 (a)	10,756
40,000,000	FHLB, 4.45%, 5/9/08	40,010
11,805,000	FHLB, 5.04%, 6/18/08	11,818
2,800,000	FHLB, 4.45%, 9/8/08	2,803
6,000,000	FHLB, 2.65%, 9/17/08	6,003
5,200,000	FHLB, 2.47%, 10/2/08	5,201
3,500,000	FHLB, 2.75%, 1/23/09	3,501
15,000,000	FHLB, 3.06%, 1/29/09	15,000
31,000,000	FHLB, 2.76%, 2/6/09	31,000
25,000,000	FHLB, 2.59%, 2/11/09	25,014
25,000,000	FHLB, 2.60%, 2/27/09	25,062
17,000,000	FHLB, 2.74%, 2/27/09	16,994
22,090,000	FHLB, 2.16%, 4/1/09	22,081
3,000,000	FHLB Disc Note, 2.18%, 1/2/09 (a)	2,939
10,260,000	FHLMC, 5.06%, 8/14/08	10,286
7,845,000	FHLMC, 5.04%, 10/15/08	7,873
20,000,000	FHLMC, 2.43%, 12/26/08	20,023
11,495,000	FHLMC, 4.92%, 1/16/09	11,689
11,500,000	FHLMC, 4.93%, 1/30/09	11,720
1,060,000	FHLMC, 4.75%, 2/17/09	1,081
18,811,000	FHLMC, 5.68%, 3/15/09	19,319
10,000,000	FHLMC, 2.22%, 4/14/09	9,994
10,000,000	FHLMC, 2.16%, 4/21/09	9,990
30,000,000	FHLMC, 2.59%, 10/8/09	29,994
8,500,000	FHLMC Disc Note, 2.06%, 5/12/08 (a)	8,493
50,000,000	FHLMC Disc Note, 1.86%, 5/16/08 (a)	49,963
5,000,000	FHLMC Disc Note, 1.99%, 6/13/08 (a)	4,970
15,000,000	FHLMC Disc Note, 2.01%, 7/25/08 (a)	14,846
4,909,000	FHLMC Disc Note, 2.03%, 8/25/08 (a)	4,873
10,000,000	FHLMC Disc Note, 2.08%, 9/15/08 (a)	9,836
2,601,000	FHLMC Disc Note, 2.18%, 1/5/09 (a)	2,546
21,500,000	FNMA, 5.00%, 9/2/08	21,599
10,000,000	FNMA, 3.30%, 12/15/08	10,008
10,000,000	FNMA, 2.60%, 1/15/09	10,001
650,000	FNMA, 3.18%, 2/17/09	654
31,688,000	FNMA Disc Note, 1.93%, 5/14/08 (a)	31,667
7,141,000	FNMA Disc Note, 1.82%, 6/27/08 (a)	7,112

		550,601

Investment Company (Cost - $2,223) (0%)
2,222,950	Dreyfus Treasury Cash Management Fund	2,223

Repurchase Agreements (Cost - $629,600) (53%)
150,000,000	Bank of America Tri Party, 1.88%, 5/1/08 (b)	150,000
150,000,000	Barclays Tri Party, 2%, 5/6/08 (c)	150,000
100,000,000	Deutsche Bank Tri Party, 2%, 5/7/08 (d)	100,000
79,600,000	Goldman Sachs Tri Party, 2%, 5/1/08 (e)	79,600
100,000,000	JP Morgan Tri Party, 1.93%, 5/1/08 (f)	100,000
50,000,000	UBS Warburg Tri Party, 1.96%, 5/1/08 (g)	50,000

		629,600

Total Investments (Cost - $1,182,424) (100%)		1,182,424
Other Assets, net of Liabilities (0%)		506

Net Assets (100%)		$1,182,930

(a)	Yield to maturity at time of purchase.

(b)	The repurchase agreement dated 4/28/08 is collateralized by the following securities:

Bank of America-Bank of New York Tri Party
17,395,496	GNMA 5.00%, Apr 38	$17,182,349
41,393,910	GNMA 5.00%, Sept 33	20,633,586
65,819,621	GNMA 5.50%, Sept 33	27,440,179
15,381,067	GNMA 6.00%, Apr 38	15,788,619
30,081,611	GNMA 6.00%, Feb 38	30,611,111
18,071,552	GNMA 6.50%, Apr 38	18,756,735
24,600,471	GNMA 6.50%, Sept 37	21,889,211

		$152,301,790

(c)	The repurchase agreement dated 4/29/08 is collateralized by the following securities:

Barclays-Bank of New York Tri Party
15,186,658	FMAC 4.50%, Aug 35	$12,139,826
10,500,000	FMAC 4.50%, Dec 35	8,971,908
13,950,590	FMAC 5.50%, Aug 36	13,707,816
8,310,202	FMAC 5.50%, Feb 38	8,317,787
12,364,429	FMAC 5.50%, Mar 38	12,396,527
10,167,068	FMAC 5.94%, Sep 37	10,092,688
12,047,499	FNMA 4.00%, Mar 23	11,508,257
7,749,830	FNMA 4.00%, Mar 23	7,392,199
26,000,000	FNMA 5.00%, Mar 34	15,233,367
13,200,000	FNMA 5.16%, Nov 35	9,888,550
9,659,599	FNMA 5.50%, Jul 35	7,381,563
9,536,871	FNMA 5.50%, Nov 35	7,377,250
8,193,813	FNMA 5.63%, Jan 38	8,355,822
9,433,060	FNMA 6.00%, Nov 37	8,966,786
25,006,413	FNMA 6.60%, Sept 36	10,623,392

		$152,353,738

(d)	The repurchase agreement dated 4/30/08 is collateralized by the following securities:

Deutsche Bank-Deutsche Bank Tri Party
136,028	FMAC 5.00%, Dec 35	$106,719
4,857,536	FMAC 5.00%, Dec 35	4,079,836
8,740,804	FMAC 5.00%, Dec 36	6,619,581
3,316,188	FMAC 5.00%, Jan 38	3,224,746
3,492,740	FMAC 5.00%, Jan 38	3,408,429
2,230,559	FMAC 5.00%, Mar 38	2,183,476
9,972,398	FMAC 5.00%, Nov 35	8,396,304
2,670,966	FMAC 5.50%, Apr 37	2,458,559
10,000,000	FMAC 5.50%, Jan 19	4,293,012
3,031,332	FMAC 5.50%, Jul 37	2,905,483
6,200,000	FMAC 5.50%, Mar 36	5,112,155
10,408,725	FMAC 5.93%, Sep 36	7,508,002
3,992,053	FMAC 6.00%, Jul 34	1,838,929
363,485	FMAC 6.27%, Aug 37	373,738
5,677,635	FMAC 6.50%, Dec 37	5,771,111
7,131,915	FMAC 6.50%, Jan 37	6,619,581
4,836,782	FMAC 6.50%, May 37	3,755,866
2,647,225	FMAC 6.50%, Oct 37	2,729,835

7   Payden Mutual Funds

2,246,066	FMAC 7.00%, Aug 37	$2,039,304
2,253,031	FMAC 7.00%, Dec 37	1,703,993
10,731,558	FMAC 7.18%, Jun 22	1,541,040
16,476,523	FNMA 4.20%, Nov 34	8,407,022
7,500,000	FNMA 4.74%, Jul 34	4,751,589
6,403,370	FNMA 5.64%, Apr 37	5,801,518
9,327,000	FNMA 6.30%, May 36	7,475,879
5,373,688	FNMA 6.79%, Jul 35	1,428,537

		$104,534,244

(e)	The repurchase agreement dated 4/30/08 is collateralized by the following securities:

Goldman Sachs-Bank of New York Tri Party
111,925,167	FNMA 6.50%, Sep 36	$80,783,113

(f)	The repurchase agreement dated 4/30/08 is collateralized by the following securities:

JP Morgan-JPMorgan Chase Bank Tri Party
15,961,732	FNMS 5.00%, Feb 38	$15,524,349
18,884,247	FNMS 5.00%, Mar 38	18,466,860
19,003,611	FNMS 5.50%, Jul 37	18,343,522
18,860,287	FNMS 5.50%, Jun 37	18,210,390
18,965,457	FNMS 5.50%, Sep 37	18,370,105
15,620,000	FNMS 6.00%, Jun 36	13,084,829

		$102,000,055

(g)	The repurchase agreement dated 4/30/08 is collateralized by the following securities:

UBS Warburg-JPMorgan Chase Bank Tri Party
55,514,541	FMAR 1.96%, Apr 36	$41,289,911
13,240,000	FMAR 1.96%, Nov 36	11,212,456

		$52,502,367

See notes to financial statements.
     Semi-Annual Report   8

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value

AAA	67%
AA	2%
A	13%
BBB	18%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (93%)
Asset Backed (5%)
666,667	AESOP Funding II LLC 144A, 3.61%, 6/20/09 (b)	$667
342,699	Asset Backed Funding Certificates, 3.205%, 4/25/34	292
1,000,000	Ford Credit Floorplan Master Owner Trust, 3.16%, 6/15/11	955
750,000	Ford Credit FloorPlan Master Owner Trust, 2.86%, 5/15/10	750
2,300,000	GE Capital Credit Card Master Note Trust, 2.91%, 6/15/11	2,294
658,728	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	178
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	536

		5,672

Corporate (29%)
850,000	Anadarko Petroleum Corp., 3.20%, 9/15/09	836
500,000	Astrazeneca PLC, 3.238%, 9/11/09	499
2,000,000	Bear Stearns Co., 3.13%, 1/31/11	1,932
550,000	BP Capital Markets PLC, 3.01%, 3/17/10	550
800,000	Caterpillar Financial Services Corp., 3.57%, 2/8/10	796
2,000,000	CIT Group Inc., 3.10%, 6/8/09	1,796
500,000	Coca-Cola Enterprises, 5.75%, 11/1/08	505
1,400,000	Comcast Corp., 3.01%, 7/14/09	1,375
1,675,000	CVS Caremark Corp., 3.37%, 6/1/10	1,627
500,000	DaimlerChrysler NA Holding, 3.21%, 3/13/09	496
2,000,000	Deutsche Telekom International Finance, 2.779%, 3/23/09	1,976
2,000,000	Diageo Capital PLC, 3.19%, 11/10/08	1,994
1,145,000	Erac USA Finance Co. 144A, 3.14%, 4/30/09 (b)	1,141
1,630,000	Gannett Co., 3.28%, 5/26/09	1,584
2,000,000	General Electric Capital Corp., 2.88%, 1/20/10	1,990
1,800,000	General Mills Inc., 3.03%, 1/22/10	1,769
750,000	Hewlett-Packard Co., 3.47%, 9/3/09	751
750,000	IBM International Group Capital, 3.25%, 7/29/09	752
750,000	John Deere Capital Corp., 3.53%, 2/26/10	750
1,250,000	Masco Corp., 3.20%, 3/12/10	1,160
750,000	Pepsi Bottling Holdings Inc. 144A, 5.625%, 2/17/09 (b)	761
700,000	Procter & Gamble International FN, 3.285%, 8/19/09	700
1,490,000	Safeway Inc., 3.00%, 3/27/09	1,478
1,400,000	Sprint Nextel Corp., 3.07%, 6/28/10	1,212
2,000,000	Telecom Italia Capital, 3.34%, 7/18/11	1,849
900,000	Time Warner Inc., 3.30%, 11/13/09	869
1,500,000	Transocean, Inc., 3.21%, 9/5/08	1,497
1,375,000	United Mexican States, 3.41%, 1/13/09	1,379

		34,024

Mortgage Backed (25%)
750,000	Arkle Master Issuer Plc 144A, 3.45%, 2/17/52 (b)	649
58,868	Bear Stearns Alt-A Trust, 6.83%, 3/25/34	54
1,006,058	FH 847515 ARM, 6.584%, 2/1/34	1,018
2,018,199	FHLMC, 5.25%, 8/15/11	2,046
998,239	FHR 2773 EB, 4.50%, 8/15/13	1,003
1,920,147	FHR 2893 PA, 4.00%, 4/15/25	1,925
1,916,776	FHR 3279 PA, 5.50%, 2/15/23	1,954
324,506	FN 613633 ARM, 4.29%, 10/1/26	329
3,551,630	FN 849088 ARM, 6.30%, 11/1/35	3,641
2,297,265	FN 865488 ARM, 6.315%, 2/1/36	2,354

Principal		Value
or Shares	Security Description	(000)

7,045	FNR 2003-11 GF, 3.04%, 2/25/18	$7
3,731,363	FNW 2004-W2 4A, 6.37%, 2/25/44	3,717
1,322,349	GNR 02-48 FT, 2.91%, 12/16/26	1,319
485,600	GNR 99-43 FA, 3.16%, 11/16/29	482
750,000	Grace Church Mortgage Financing PLC 144A, 3.46%, 11/20/56 (b)	634
850,000	Granite Master Trust PLC, 3.14%, 12/17/54	595
1,469,388	Harborview Mortgage Loan Trust, 7.141%, 1/19/35	1,454
400,000	Holmes Master Issuer Plc 144A, 3.10%, 7/15/40 (b)	348
393,101	Homebanc Mortgage Trust, 3.755%, 8/25/29	373
109,499,000	JLOC, 1.152%, 1/15/15	990
700,000	Permanent Master Issuer Plc, 3.11%, 7/17/42	670
1,800,220	Sequoia Mortgage Trust, 3.00%, 7/20/36	1,616
471,033	Sequoia Mortgage Trust, 3.20%, 10/20/27	432
447,334	Structured ARM Loan Trust, 6.76%, 9/25/34	423
1,004,236	Structured Asset Mortgage Investments Inc., 5.87%, 5/25/36	834
1,041,872	Structured Asset Mortgage Investments Inc., 6.62%, 7/25/32	1,013

		29,880

U.S. Government Agency (34%)
1,200,000	FHLB, 2.20%, 4/1/09	1,196
2,280,000	FHLB, 5.00%, 9/18/09	2,347
4,600,000	FNMA, 5.50%, 7/9/10	4,701
2,500,000	FHLMC, 2.59%, 10/8/09	2,499
10,000,000	FHLB Disc Note, 2.00%, 5/7/08 (c)	9,996
500,000	FHLB Disc Note, 4.10%, 5/21/08 (c)	499
10,000,000	FHLMC Disc Note, 1.80%, 5/12/08 (c)	9,994
10,000,000	FNMA Disc Note, 2.00%, 7/23/08 (c)	9,953

		41,185

Total Bonds (Cost - $113,329)		110,761

Investment Company (Cost - $8,618) (7%)
8,618,081	Cash Reserves Money Market Fund *	8,618

Total (Cost - $121,947) (a) (100%)		119,379
Other Assets, net of Liabilities (0%)		82

Net Assets (100%)		$119,461

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$220
Unrealized depreciation	(2,788)

Net unrealized depreciation	$(2,568)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

9   Payden Mutual Funds

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	Appreciation
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/12/2008	Japanese Yen
	(Sell 104,600)	103.2583	$1,002	$ 26

Open Swap Contracts (000s)

	Fund
	Receives	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)

Liability:
Interest Rate Swap	(5.503%)	Jun-11	$590	$ (46)
			$

See notes to financial statements.
     Semi-Annual Report   10

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	85%
AA	2%
A	5%
BBB	6%
BB	2%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (84%)
Asset Backed (6%)
4,100,000	Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)	$4,135
6,100,000	Carmax Auto Owner Trust, 5.14%, 11/15/11	6,179
2,816,091	CNH Equipment Trust, 3.48%, 9/15/11	2,820
1,600,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,600
6,985,841	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	6,958

		21,692

Corporate (15%)
1,140,000	Abbott Laboratories, 5.375%, 5/15/09	1,161
235,000	Allegheny Energy Supply, 7.80%, 3/15/11	247
879,750	AMC Entertainment Inc., 4.10%, 1/26/13 (c)	836
3,000,000	Amgen Inc., 4.00%, 11/18/09	2,998
140,000	Ball Corp., 6.875%, 12/15/12	143
4,805,000	Bellsouth Corp., 4.20%, 9/15/09	4,827
4,600,000	Citigroup Inc., 3.625%, 2/9/09	4,596
750,000	Clear Channel Communication, 4.25%, 5/15/09	716
2,980,000	CSX Corp., 6.25%, 10/15/08	3,008
3,518,000	CVS Caremark Corp., 4.00%, 9/15/09	3,496
745,000	Echostar DBS Corp., 5.75%, 10/1/08	747
800,000	Ford Motor Credit Co., 7.25%, 10/25/11	721
3,850,000	Gannett Co. Inc., 4.125%, 6/15/08	3,851
4,500,000	General Electric Capital Corp., 4.25%, 9/13/10	4,539
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	791
1,523,810	Georgia-Pacific Corp., 4.74%, 12/20/12 (c)	1,465
95,238	Georgia-Pacific Corp., 4.74%, 12/20/12 (c)	92
190,476	Georgia-Pacific Corp., 5.085%, 12/20/12 (c)	183
145,476	Georgia-Pacific Corp., 5.085%, 12/20/12 (c)	140
700,000	KB Home, 8.625%, 12/15/08	711
740,000	MGM Mirage Inc., 6.00%, 10/1/09	742
1,596,000	National Rural Utilities, 5.75%, 8/28/09	1,630
2,365,000	Oracle Corp., 5.00%, 1/15/11	2,422
6,425,000	SLM Corp., 3.06%, 7/27/09	5,945
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	728
2,350,000	Sprint Capital Corp., 6.375%, 5/1/09	2,315
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,397

		53,447

Foreign Government (1%)
1,625,000	Province of Ontario, 2.75%, 2/22/11	1,599
Mortgage Backed (25%)
7,389,272	Adjustable Rate Mortgage Trust, 5.944%, 3/25/37	5,905
4,696,260	FH 782784 ARM, 4.384%, 10/1/34	4,727
9,000,000	FHLMC, 3.00%, 4/1/11	8,951
2,546,035	FHR 2891 LN, 4.25%, 6/15/24	2,556
3,117,374	FN 708229 ARM, 5.45%, 4/1/33	3,217
1,437,081	FN 743821 ARM, 4.635%, 11/1/33	1,444
3,013,966	FN 790764 ARM, 4.89%, 9/1/34	3,003
1,092,385	FNMA 755867 ARM, 4.24%, 12/1/33	1,089
2,173,460	FNMA 790762 ARM, 5.088%, 9/1/34	2,183
2,782,209	FNMA 794792 ARM, 5.085%, 10/1/34	2,811
2,489,562	FNMA 794797 ARM, 4.728%, 10/1/34	2,531
7,296,629	GN 664471, 6.00%, 12/15/37	7,509
8,154,429	GN 676709, 6.00%, 2/15/38	8,392
3,418,971	GN 680646, 6.00%, 12/15/37	3,518
6,033,189	GSR Mortgage Loan Trust, 4.754%, 9/25/34	5,851

Principal		Value
or Shares	Security Description	(000)

7,886,068	Harborview Mortgage Loan Trust, 5.301%, 12/19/35	$7,620
483,579	Indymac Indx Mortgage Loan Trust, 7.16%, 10/25/34	484
2,905,890	MLCC Mortgage Investors, Inc., 4.719%, 12/25/34	2,731
3,137,027	MLCC Mortgage Investors, Inc., 5.38%, 2/25/36	3,020
427,719	Morgan Stanley Mortgage Loan Trust, 6.74%, 7/25/34	385
433,834	Provident Funding Mortgage Loan Trust, 4.03%, 4/25/34	435
740,194	Sequoia Mortgage Trust, 3.20%, 10/20/27	679
3,546,875	Structured ARM Loan Trust, 5.31%, 8/25/34	3,276
593,574	Structured ARM Loan Trust, 6.06%, 10/25/34	564
1,374,404	Structured Asset Mortgage Investments Inc., 5.03%, 10/19/34	1,277
7,567,167	Washington Mutual Pass-Through Certificates, 5.877%, 7/25/37	6,662

		90,820

Municipal (0%)
1,000,000	North TX Thruway Authority, 5.00%, 1/1/38	1,019
U.S. Government Agency (3%)
3,150,000	FHLB, 2.20%, 4/1/09	3,141
6,720,000	FHLB, 5.00%, 9/18/09	6,916
1,000,000	FNMA Disc Note, 2.50%, 8/6/08 (d)	993

		11,050

U.S. Treasury (34%)
21,300,000	U.S. Treasury Note, 3.125%, 11/30/09	21,619
36,465,000	U.S. Treasury Note, 3.875%, 9/15/10	37,824
22,000,000	U.S. Treasury Note, 4.00%, 8/31/09	22,548
20,000,000	U.S. Treasury Note, 4.50%, 11/15/10	21,095
16,550,000	U.S. Treasury Note, 4.50%, 5/15/10	17,310

		120,396

Total Bonds (Cost - $301,685)		300,023

Investment Company (Cost - $54,407) (15%)
54,407,358	Cash Reserves Money Market Fund *	54,407

Total (Cost - $356,092) (a) (99%)		354,430
Other Assets, net of Liabilities (1%)		4,978

Net Assets (100%)		$359,408

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$3,030
Unrealized depreciation	(4,692)

Net unrealized depreciation	$(1,662)

11   Payden Mutual Funds

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Loan

(d)	Yield to maturity at time of purchase.
Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
contracts	Contract Type	Date	(000s)	(000s)

79	Euro Bund Future	Jun-08	$14,028	$ (50)
320	Euro-Schatz Future	Jun-08	51,727	34
217	U.S. Treasury 2 Year Note Future	Jun-08	46,153	(187)

				$ (203)

See notes to financial statements.
Semi-Annual Report   12

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

Mortgage Backed	26%
U.S. Treasury	50%
U.S. Government Agency	19%
Cash Equivalent	5%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
Mortgage Backed (28%)
1,094,764	FH 1B2420 ARM, 5.076%, 11/1/35	$1,110
941,267	FH 1J1279 ARM, 5.835%, 4/1/36	966
1,175,430	FH 1K0030 ARM, 5.981%, 7/1/36	1,211
1,156,552	FHLMC 1Q0232 ARM, 5.44%, 12/1/36	1,181
95,947	FHLMC 2659, 3.00%, 12/15/21	96
1,500,000	FHLMC, 3.00%, 4/1/11	1,492
234,016	FHLMC, 5.125%, 10/15/15	235
960,174	FHLMC, 5.25%, 8/15/11	973
299,746	FHR 2891 LN, 4.25%, 6/15/24	301
593,341	FN 708229 ARM, 5.45%, 4/1/33	612
835,512	FN 743821 ARM, 4.635%, 11/1/33	840
882,684	FN 745621 ARM, 5.60%, 5/1/36	904
341,790	FN 790764 ARM, 4.89%, 9/1/34	341
1,066,574	FN 878544 ARM, 5.338%, 3/1/36	1,089
585,206	FNMA 755867 ARM, 4.24%, 12/1/33	583
246,610	FNMA 790762 ARM, 5.088%, 9/1/34	248
410,647	FNMA 794792 ARM, 5.085%, 10/1/34	415
367,954	FNMA 794797 ARM, 4.728%, 10/1/34	374
423,483	FNMA 843045 ARM, 5.042%, 9/1/35	431
828,587	FNMA 850120 ARM, 5.30%, 10/1/35	839
1,322,732	FNMA 887019 ARM, 5.871%, 6/1/36	1,358
1,057,844	GN 664471, 6.00%, 12/15/37	1,089
1,267,580	GN 676709, 6.00%, 2/15/38	1,304
496,652	GN 680646, 6.00%, 12/15/37	511
605,945	GNMA, 0.00%, 9/16/34	501

		19,004

U.S. Government Agency (16%)
1,300,000	FHLB, 4.875%, 5/14/10	1,354
2,000,000	FHLMC, 4.125%, 11/30/09	2,038
2,000,000	FNMA, 2.75%, 4/11/11	1,975
1,200,000	FNMA, 3.00%, 4/28/10	1,205
2,500,000	FNMA, 3.25%, 2/10/10	2,519
2,000,000	FNMA, 4.875%, 10/15/09	2,021

		11,112

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury (52%)
5,000,000	U.S. Treasury Note, 2.875%, 1/31/13	$4,969
4,000,000	U.S. Treasury Note, 3.125%, 11/30/09	4,060
2,500,000	U.S. Treasury Note, 3.625% 12/31/12	2,568
2,000,000	U.S. Treasury Note, 3.625%, 10/31/09	2,044
1,500,000	U.S. Treasury Note, 3.875%, 9/15/10	1,556
1,700,000	U.S. Treasury Note, 4.00%, 8/31/09	1,742
1,000,000	U.S. Treasury Note, 4.375%, 12/15/10	1,052
1,900,000	U.S. Treasury Note, 4.50%, 11/15/10	2,004
5,700,000	U.S. Treasury Note, 4.50%, 11/30/11	6,060
1,000,000	U.S. Treasury Note, 4.625%, 10/31/11	1,067
700,000	U.S. Treasury Note, 4.63%, 12/31/11	747
5,000,000	U.S. Treasury Note, 4.75%, 1/31/12	5,354
1,300,000	U.S. Treasury Note, 4.75%, 3/31/11	1,384

		34,607

Total Bonds (Cost - $63,787)		64,723

Investment Company (Cost - $1,927) (3%)
1,927,166	Cash Reserves Money Market Fund *	1,927

Total (Cost - $65,714) (a) (99%)		66,650
Other Assets, net of Liabilities (1%)		451

Net Assets (100%)		$67,101

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,098
Unrealized depreciation	(162)

Net unrealized appreciation	$936

See notes to financial statements.
13   Payden Mutual Funds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage -backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	94%
Cash Equivalent	1%
U.S. Government Agency	5%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (150%)
Mortgage Backed (144%)
370,229	FH 780444 ARM, 6.298%, 3/1/33	$370
1,539,758	FH 782784 ARM, 4.384%, 10/1/34	1,550
757,422	FN 665367 ARM, 4.424%, 8/1/32	769
3,803,326	FNR 06-101 FE, 3.14%, 10/25/36	3,772
1,976,028	FNR 06-27 BF, 3.19%, 4/25/36	1,934
950,502	FNR 93-211, 6.00%, 11/25/08	956
1,118,011	FNW 2004-W2 4A, 6.37%, 2/25/44	1,114
378,803	G2 2591 30YR, 7.00%, 5/20/28	406
3,857,455	G2 3515 30YR, 5.50%, 2/20/34	3,911
3,083,592	G2 3584 30YR, 6.00%, 7/20/34	3,173
3,137,187	G2 3599 30YR, 6.50%, 8/20/34	3,267
2,587,760	G2 3711 30YR, 5.50%, 5/20/35	2,623
4,063,935	G2 3772 30YR, 5.00%, 10/20/35	4,016
7,454,620	G2 3785 30YR, 5.00%, 11/20/35	7,367
4,017,865	G2 3805 30YR, 5.00%, 1/20/36	3,969
3,649,248	G2 3891 30YR, 6.50%, 8/20/36	3,794
2,500,000	G2 3941 30YR, 6.00%, 1/20/37	2,571
2,111,623	G2 3953, 5.50%, 2/20/37	2,139
1,056,402	G2 80013 ARM, 5.125%, 11/20/26	1,064
1,020,744	G2 80029 ARM, 6.375%, 1/20/27	1,038
482,269	G2 8006 ARM, 5.62%, 7/20/22	487
822,877	G2 80134 ARM, 5.125%, 11/20/27	827
262,334	G2 80346 ARM, 5.125%, 11/20/29	264
2,051,536	G2 8041 ARM, 5.62%, 8/20/22	2,072
485,869	G2 80507 ARM, 6.375%, 4/20/31	492
1,108,877	G2 80546 ARM, 5.00%, 10/20/31	1,116
407,588	G2 80579 30YR, 6.00%, 2/20/32	413
1,665,903	G2 80611 ARM, 6.375%, 6/20/32	1,684
454,126	G2 80612 ARM, 6.50%, 6/20/32	461
298,134	G2 8062 ARM, 5.125%, 10/20/22	300
810,309	G2 80826 30YR, 6.50%, 2/20/34	825
203,376	G2 80932 30YR, 6.00%, 6/20/34	207
248,029	G2 80934 30YR, 6.50%, 6/20/34	251
941,199	G2 81018 ARM, 5.62%, 8/20/34	948
122,132	G2 81044 30YR, 5.625%, 8/20/34	123
264,134	G2 8121 ARM, 6.375%, 1/20/23	269
2,005,846	G2 81220 ARM, 4.50%, 1/20/35	2,007
3,391,103	G2 81318 ARM, 4.50%, 4/20/35	3,403
462,528	G2 81402 30YR, 6.00%, 7/20/35	470
326,184	G2 81405 30YR, 6.125%, 7/20/35	331
275,780	G2 81635 30YR, 5.50%, 3/20/36	278
188,100	G2 81696 30YR, 5.50%, 6/20/36	190
374,259	G2 8228 ARM, 5.62%, 7/20/23	377
321,854	G2 8301 ARM, 5.125%, 10/20/23	323
689,421	G2 8302 ARM, 5.125%, 10/20/23	693
376,816	G2 8339 ARM, 5.125%, 12/20/23	378
376,699	G2 8595 ARM, 6.375%, 2/20/25	384
248,401	G2 8855 ARM, 5.125%, 10/20/21	250
250,171	G2 8867 ARM, 5.125%, 11/20/21	252
3,324,992	G2 8991 ARM, 5.125%, 10/20/26	3,343
4,680,432	G2SF 4049, 6.00%, 11/20/37	4,813
10,000,000	G2SF 5.00%, 30Y TBA (b)	9,898
62,150,000	G2SF 5.50%, 30Y TBA (b)	62,956
19,000,000	G2SF 6.00%, 30Y TBA (b)	19,520
7,400,000	G2SF 6.50%, 30Y TBA (b)	7,679
636,093	GN 582100 30YR, 7.50%, 4/15/32	683
71,528	GN 592286 30YR, 7.50%, 1/15/33	77
3,588,563	GN 603068 30YR, 5.00%, 8/15/33	3,563
3,345,494	GN 605099 30YR, 5.50%, 3/15/34	3,398

Principal		Value
or Shares	Security Description	(000)

5,371,415	GN 616826 30YR, 5.50%, 1/15/35	$5,454
736,925	GN 658144 15YR, 6.50% 10/15/21	765
1,095,167	GN 658148 15YR, 6.50% 11/15/21	1,137
3,490,641	GN 664543, 6.50%, 1/15/38	3,627
3,578,173	GN 672415 30YR, 6.00%, 12/15/37	3,682
5,087,426	GN 676389 30YR, 5.50%, 1/15/38	5,163
4,685,637	GN 676637 30YR, 6.00%, 12/15/37	4,822
2,760,007	GN 680688 30YR, 6.50%, 1/15/38	2,868
1,997,864	GN 683733 30YR, 5.50%, 3/15/38	2,028
204,536	GN 780619 15YR, 7.00%, 8/15/12	214
161,537	GN 780853 15YR, 9.00%, 1/15/10	163
686,060	GN 781324 30YR, 7.00%, 7/15/31	735
480,749	GN 781445 30YR, 8.00%, 11/15/31	527
2,247,419	GN 781527 30YR, 6.00%, 11/15/32	2,318
433,058	GNMA #81019, 6.125%, 8/20/34	440
7,794,575	GNMA 3747 30YR, 5.00%, 8/20/35	7,703
5,101,416	GNMA, 0.00%, 9/16/34	4,217
2,355,890	GNR 00-22 FG, 2.91%, 5/16/30	2,348
27,039	GNR 00-26 F, 3.20%, 6/20/30	27
865,916	GNR 00-26 FA, 3.35%, 9/20/30	861
671,482	GNR 00-9 FG, 3.31%, 2/16/30	668
500,436	GNR 00-9 FH, 3.21%, 2/16/30	497
1,049,443	GNR 01-19 F, 3.21%, 5/16/31	1,055
111,662	GNR 01-33 F, 3.25%, 7/20/31	110
6,054,381	GNR 01-47 FA, 3.11%, 9/16/31	6,065
2,799,683	GNR 01-59 FA, 3.11%, 11/16/24	2,811
1,338,318	GNR 02-11 FJ, 3.30%, 2/20/32	1,323
1,493,593	GNR 02-13 FA, 3.21%, 2/16/32	1,497
612,940	GNR 02-24 FA, 3.21%, 4/16/32	612
420,087	GNR 02-4 FY, 3.16%, 1/16/32	416
3,731,368	GNR 02-48 FT, 2.91%, 12/16/26	3,723
4,721,257	GNR 02-76 F, 2.91%, 1/16/31	4,711
632,539	GNR 02-76 FY, 3.01%, 12/16/26	631
2,069,446	GNR 03-15 EG, 4.50%, 5/20/30	2,071
478,004	GNR 03-97 DU, 4.00%, 9/16/25	479
3,158,759	GNR 04-59 FH, 2.96%, 8/16/34	3,166
2,134,724	GNR 06-47 FA, 2.91%, 8/16/36	2,115
2,239,091	GNR 06-62 FB, 2.96%, 11/20/36	2,213
2,957,548	GNR 08-2 PA, 4.75%, 12/20/29	2,970
3,580,775	GNR 2002-72 FA, 3.20%, 10/20/32	3,585
3,652,018	GNR 2003-35 CF, 3.01%, 3/16/33	3,656
1,508,595	GNR 99-40 FE, 3.26%, 11/16/29	1,500
1,399,283	GNR 99-40 FK, 3.26%, 11/16/29	1,392
652,779	GNR 99-43 FA, 3.16%, 11/16/29	648
1,914,632	GNR 99-45 FC, 3.11%, 12/16/29	1,899
2,297,559	GNR 99-45 FH, 3.16%, 12/16/29	2,281

		287,001

U.S. Government Agency (6%)
10,000,000	FNMA Disc Note, 2.02%, 6/18/08 (c)	9,973
1,000,000	FNMA Disc Note, 2.02%, 8/6/08 (c)	993

		10,966

Total Bonds (Cost - $297,376)		297,967

Investment Company (Cost - $2,572) (1%)
2,572,148	Cash Reserves Money Market Fund *	2,572

Total (Cost - $299,948) (a) (151%)		300,539
Liabilities in excess of Other Assets (-51%)		(101,021)

Net Assets (100%)		$199,518

Semi-Annual Report   14

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,468
Unrealized depreciation	(877)

Net unrealized appreciation	$591

(b)	Security purchased on a delayed delivery basis.

(c)	Yield to maturity at time of purchase.

See notes to financial statements.
15   Payden Mutual Funds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	68%
AA	5%
A	11%
BBB	16%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (132%)
Asset Backed (1%)
3,237,617	Los Angeles Arena Funding LLC 144A,
	7.656%, 12/15/26 (b)	$3,278
107,665	Sequoia Mortgage Trust, 3.20%, 10/20/27	99

		3,377

Corporate (25%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	1,966
1,154,000	American Electric Power, 5.375%, 3/15/10	1,174
1,492,000	Anadarko Finance Co., 6.75%, 5/1/11	1,577
703,000	Anadarko Finance Co., 7.50%, 5/1/31	785
2,860,000	Astrazeneca PLC, 5.40%, 9/15/12	2,966
4,262,000	AT&T Wireless, 8.125%, 5/1/12	4,736
879,000	AT&T Wireless, 8.75%, 3/1/31	1,085
850,000	Bank of America Corp., 4.25%, 10/1/10	854
1,589,000	BHP Finance USA, 5.25%, 12/15/15	1,547
774,000	Boston Properties Inc., 6.25%, 1/15/13	799
1,380,000	Burlington North Santa F, 5.65%, 5/1/17	1,391
1,470,000	Caterpillar Inc., 6.05%, 8/15/36	1,489
1,699,000	CBS Corp., 7.88%, 7/30/30	1,746
1,760,000	Cisco Systems Inc., 5.25%, 2/22/11	1,820
5,380,000	Citigroup Inc., 5.125%, 2/14/11	5,400
3,195,000	Comcast Corp., 6.50%, 1/15/17	3,338
1,993,000	Conoco Inc., 6.95%, 4/15/29	2,289
2,507,000	Costco Wholesale Corp., 5.50%, 3/15/2017	2,562
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	1,821
2,049,000	Credit Suisse First Boston, 6.125%, 11/15/11	2,135
1,120,000	CSX Corp., 5.60%, 5/1/17	1,075
2,472,000	CVS Caremark Corp., 5.75%, 8/15/11	2,562
4,224,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	4,331
1,760,000	Dr. Pepper Snapple Group 144A, 6.82%, 5/1/18 (b)	1,829
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,766
3,354,000	Exelon Corp., 4.90%, 6/15/15	3,145
1,370,000	Gazprom, 7.288%, 8/16/37	1,310
2,265,000	General Electric Capital Corp., 5.625%, 5/1/18	2,293
3,085,000	General Electric Co., 5.25%, 12/6/17	3,076
2,377,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	2,409
1,427,000	Hartford Financial Services Group, 5.375%, 3/15/17	1,395
2,800,000	International Lease Finance Corp., 5.125%, 11/1/10	2,763
1,020,000	Intuit Inc., 5.75%, 3/15/17	990
2,596,000	JP Morgan Chase & Co., 5.60%, 6/1/11	2,667
1,250,000	JP Morgan Chase Capital, 5.875%, 3/15/35	1,087
2,280,000	Kellogg Co., 5.125%, 12/3/12	2,327
1,163,000	Kellogg Co., 6.60%, 4/1/11	1,234
953,000	Keyspan Corp., 7.625%, 11/15/10	1,025
1,185,000	Kinder Morgan Energy Partners, 5.95%, 2/15/18	1,178
1,275,000	Lehman Brothers Holdings, 6.875%, 5/2/18	1,306
2,870,000	Lockheed Martin Corp., 6.15%, 9/1/36	2,942
1,550,000	Mckesson HBOC, Inc., 5.25%, 3/1/13	1,526
1,190,000	Merrill Lynch & Co., 5.45%, 7/15/14	1,140
2,400,000	MetLife Inc., 5.70%, 6/15/35	2,182
1,531,000	Midamerican Energy Holdings, 6.125%, 4/1/36	1,535
1,990,000	Morgan Stanley, 6.60%, 4/1/12	2,037
2,079,000	National Rural Utilities, 4.75%, 3/1/14	2,065
1,290,000	Oracle Corp., 5.75%, 4/15/18	1,316
1,409,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,406
2,060,000	Petronas Capital Ltd., 7.875%, 5/22/22	2,558
2,207,000	Safeway Inc., 7.25%, 2/1/31	2,431
1,480,000	Telecom Italia Capital, 4.875%, 10/1/10	1,466
2,028,000	Telecom Italia Capital, 6.00%, 9/30/34	1,817

Principal		Value
or Shares	Security Description	(000)

1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	$1,395
1,111,000	Time Warner Entertainment, 8.375%, 7/15/33	1,297
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,446
1,168,000	United Health Group, 5.375%, 3/15/16	1,121
2,460,000	United Technologies Corp. 4.875%, 5/1/15	2,483
1,018,000	Vale Overseas Ltd., 6.88%, 11/21/36	1,033
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,644
2,600,000	Wal-Mart Stores, 5.25%, 9/1/35	2,338
1,337,000	Waste Management Inc., 7.75%, 5/15/32	1,492
1,620,000	Wellpoint Inc., 5.85%, 1/15/36	1,372
2,025,000	Wells Fargo Co., 5.625%, 12/11/17	2,091
2,801,000	Wyeth, 5.50%, 2/1/14	2,880

		127,261

Foreign Government (2%)
1,293,182	Croatia, 3.996%, 7/31/10	1,291
1,962,000	Republic of Korea, 4.875%, 9/22/14	1,966
842,000	Republic of Poland, 6.25%, 7/3/12	917
1,132,750	Russia Government International Bond, 7.50%, 3/31/30 (d)	1,304
1,036,000	State of Israel, 5.50%, 11/9/16	1,065
1,150,000	United Mexican States, 6.75%, 9/27/34	1,276
790,000	United Mexican States, 7.50%, 4/8/33	955
1,323,000	United Mexican States, 9.875%, 2/1/10	1,476

		10,250

Mortgage Backed (52%)
8,499,514	Citigroup Mortgage Loan Trust Inc., 5.67%, 11/25/36	6,488
2,650,000	Commercial Mortgage Pass-Through Certificate, 4.982%, 5/10/43	2,603
4,030,000	Credit Suisse Mortgage Capital Certificate, 5.47%, 9/15/39	3,964
11,585,572	FGLMC G02252, 5.50%, 7/1/36	11,676
37,278,733	FHLMC G02385, 6.00%, 11/1/36	38,177
4,942,118	FN 254766, 5.00%, 6/1/33	4,873
1,470,299	FN 745418 ARM, 5.50%, 4/1/36	1,480
25,917,669	FN 888129, 5.50%, 2/1/37	26,097
20,247,328	FN 888823, 5.50%, 3/1/37	20,387
8,662,126	FN 905759 ARM, 5.89%, 12/1/36	8,865
10,940,000	FNMA 5.50%, 30Y TBA (c)	11,000
5,310,000	FNMA 6.00%, 30Y TBA (c)	5,429
1,020,000	FNMA 6.50%, 30Y TBA (c)	1,056
1,359,723	FNMA 670385, 6.50%, 9/1/32	1,418
5,383,629	FNMA 725423, 5.50%, 5/1/34	5,433
8,635,527	FNMA 725424, 5.50%, 4/1/34	8,714
3,650,037	FNMA 725425, 5.50%, 4/1/34	3,685
17,816,912	FNMA 739821, 5.00%, 9/1/33	17,564
13,415,000	FNMA, 5.55%, 2/16/17	13,953
3,435,874	FNW 2004-W2 4A, 6.37%, 2/25/44	3,422
21,679,761	G2SF 4049, 6.00%, 11/20/37	22,293
21,920,000	G2SF 5.50%, 30Y TBA (c)	22,204
4,800,000	GS Mortgage Securities Corp. II, 5.99%, 8/10/45	4,802
1,920,000	JP Morgan Chase Commercial Mortgage Securities Trust, 5.475%, 4/15/43	1,898
6,500,000	Prime Mortgage Trust, 6.00%, 3/25/37	5,373
1,281,789	Structured Asset Mortgage Investments Inc., 5.87%, 5/25/36	1,064
4,469,459	Thornburg Mortgage Securities Trust, 3.265%, 9/25/34	4,289
7,660,000	Washington Mutual, 5.26%, 1/28/36	7,074

		265,281

     Semi-Annual Report   16

Principal		Value
or Shares	Security Description	(000)

Municipal (2%)
3,010,000	Georgia State, 5.00%, 7/1/19	$3,277
1,330,000	Illinois State, 5.10%, 6/1/33	1,280
2,480,000	Mecklenburg County, NC 5.00%, 2/1/13	2,695
2,550,000	Texas State, 5.00%, 8/1/21	2,679

		9,931

Supranational (1%)
1,399,000	European Investment Bank, 4.625%, 5/15/14	1,455
3,020,000	European Investment Bank, 5.00%, 2/8/10	3,135
700,000	European Investment Bank, 5.125%, 9/13/16	753
1,244,000	Intl Bk Recon & Develop, 5.00%, 4/1/16	1,340

		6,683

U.S. Government Agency (11%)
4,750,000	FHLMC, 2.375%, 5/28/10	4,712
566,000	FHLMC, 4.875%, 2/17/09	576
1,470,000	FHLMC, 6.25%, 7/15/32	1,748
12,772,000	FNMA, 3.25%, 2/10/10	12,868
4,000	FNMA, 5.00%, 2/13/17	4
20,000	FNMA, 5.375%, 6/12/17	22
1,910,000	FNMA, 6.25%, 5/15/29	2,232
35,000,000	FNMA Disc Note, 2.00%, 6/18/08 (e)	34,906

		57,068

U.S. Treasury (38%)
8,100,000	U.S. Treasury Note, 2.00%, 2/28/10	8,066
134,600,000	U.S. Treasury Note, 2.125%, 4/30/10	134,253
127,000	U.S. Treasury Note, 2.625%, 5/15/08	127
12,199,000	U.S. Treasury Note, 2.75%, 2/28/13	12,047
12,623,000	U.S. Treasury Note, 3.625% 12/31/12	12,966
7,600,000	U.S. Treasury Note, 3.625%, 10/31/09	7,766
2,496,000	U.S. Treasury Note, 3.875%, 10/31/12	2,590
15,000,000	U.S. Treasury Note, 4.25%, 8/15/13	15,859
23,000	U.S. Treasury Note, 4.63%, 12/31/11	25
364,000	U.S. Treasury Note, 5.00%, 8/15/11	392
2,300,000	U.S. Treasury Bill, 2.00%, 7/24/08 (e)	2,293

		196,384

Total Bonds (Cost - $677,748)		676,235

Investment Company (Cost - $6,166) (1%)
6,165,952	Cash Reserves Money Market Fund *	6,166

Total (Cost - $683,914) (a) (133%)		682,401
Liabilities in excess of Other Assets (-33%)		(169,556)

Net Assets (100%)		$512,845

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$5,031
Unrealized depreciation	(6,544)

Net unrealized depreciation	$(1,513)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempted from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
6/27/08	British Pound (Buy 1,337)	1.9628	$2,637	$ 21
6/19/08	Euro (Sell 1,665)	1.5571	2,586	36
6/20/08	Euro (Sell 1,861)	1.5570	2,890	40
6/25/08	Euro (Sell 1,824)	1.5566	2,832	34
6/27/08	Euro (Sell 1,675)	1.5565	2,601	20
6/25/08	Norwegian Krone (Buy 14,740)	5.1495	2,870	12
6/20/08	Poland Zloty (Buy 6,449)	2.2263	2,895	35

				$ 198

Liabilities:
7/16/08	Canadian Dollar (Sell 2,683)	1.0152	$2,663	$ (33)
6/23/08	Euro (Buy 1,668)	1.5568	2,590	(38)
6/19/08	Japanese Yen (Buy 268,300)	103.0227	2,576	(46)
6/19/08	Japanese Yen (Buy 268,300)	103.0227	2,556	(89)
6/20/08	New Taiwan Dollar (Buy 132,826)	30.3503	4,371	(57)
6/20/08	New Taiwan Dollar (Buy 39,522)	30.3503	1,301	(19)

				$ (282)

Open Swap Contracts (000s)

	Fund
Contract	Receives	Expiration	Notional	Unrealized
Type	(Pays)	Date	Principal	(Depreciation)

Liability:
CDX NA IG Credit
Default Index Swap	(1.55%)	Jun-13	27,000	$ (77)

See notes to financial statements.
17   Payden Mutual Funds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in debt instruments and income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	58%
AA	4%
A	8%
BBB	8%
BB or below	22%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (126%)
Asset Backed (1%)
310,911	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	$315
Corporate (19%)
200,000	Allied Waste North America, 6.13%, 2/15/14	199
96,000	Amerisourcebergen Corp., 5.88%, 9/15/15	93
150,000	Astrazeneca PLC, 5.40%, 9/15/12	156
281,000	AT&T Wireless, 8.13%, 5/1/12	312
147,000	AT&T Wireless, 8.75%, 3/1/31	181
45,000	Bank of America Corp., 4.25%, 10/1/10	45
85,000	Burlington North Santa F, 5.65%, 5/1/17	86
77,000	Caterpillar Inc., 6.05%, 8/15/36	78
112,000	CBS Corp., 7.88%, 7/30/30	115
195,000	Chesapeake Energy Corp., 6.50%, 8/15/17	193
90,000	Cisco Systems Inc., 5.25%, 2/22/11	93
435,000	Citigroup Inc., 5.13%, 2/14/11	437
176,000	Comcast Corp., 6.50%, 1/15/17	184
103,000	Conoco Inc., 6.95%, 4/15/29	118
210,000	Crown Castle Towers LLC 144A, 6.80%, 11/15/36 (b)	175
80,000	CSX Corp., 5.60%, 5/1/17	77
318,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	326
240,000	Dex Media Inc., 8.00%, 11/15/13	185
145,000	Dr. Pepper Snapple Group 144A, 6.82%, 5/1/18 (b)	151
200,000	Dynegy Holdings Inc., 8.38%, 5/1/16	210
195,000	Echostar DBS Corp., 6.63%,10/1/14	191
230,000	Ford Motor Credit Co., 7.00%, 10/1/13	199
120,000	Gazprom, 7.29%, 8/16/37	115
160,000	General Electric Capital Corp., 5.63%, 5/1/18	162
175,000	General Electric Co., 5.25%, 12/6/17	174
219,000	Goldman Sachs Group Inc., 5.95%, 1/15/27	201
175,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	177
210,000	Hertz Corp., 8.88%, 1/1/14	213
138,000	International Lease Finance Corp., 5.13%, 11/1/10	136
90,000	JP Morgan Chase & Co., 5.60%, 6/1/11	92
67,000	Keyspan Corp., 7.63%, 11/15/10	72
195,000	L-3 Communications Corp., 6.13%, 7/15/13	195
85,000	Lehman Brothers Holdings, 6.88%, 5/2/18	87
195,000	Lockheed Martin Corp., 6.15%, 9/1/36	200
150,000	Merrill Lynch & Co., 6.00%, 2/17/09	150
155,000	MetLife Inc., 5.70%, 6/15/35	141
200,000	MGM Mirage Inc., 6.75%, 9/1/12	187
103,000	Midamerican Energy Holdings, 6.13%, 4/1/36	103
160,000	Morgan Stanley, 6.60%, 4/1/12	164
195,000	Nalco Co., 7.75%, 11/15/11	201
60,000	Oracle Corp., 5.75%, 4/15/18	61
195,000	Owens-Brockway, 6.75%, 12/1/14	199
73,000	Pacific Gas & Electric, 6.05%, 3/1/34	73
58,000	SLM Corp., 5.45%, 4/25/11	51
200,000	Smithfield Foods Inc., 7.00%, 8/1/11	199
195,000	Stater Brothers Holdings, 8.13%, 6/15/12	199
190,000	Sungard Data Systems Inc., 9.13%, 8/15/13	200
75,000	Telecom Italia Capital, 4.88%, 10/1/10	74
100,000	Time Warner Cable Inc., 6.55%, 5/1/37	100
72,000	Time Warner Entertainment, 8.38%, 7/15/33	84
43,000	Vale Overseas Ltd., 6.88%, 11/21/36	44
165,000	Wal-Mart Stores, 5.25%, 9/1/35	148
120,000	Wellpoint Inc., 5.85%, 1/15/36	102
205,000	Wynn Las Vegas LLC/Corp., 6.63%, 12/1/14	201

		8,309

Principal		Value
or Shares	Security Description	(000)

Foreign Government (4%)
400,000	Nota Do Tesouro Nacional, 10.00%, 1/1/17	$195
100,000	Republic of Brazil, 6.00%, 1/17/17	105
100,000	Republic of Colombia, 7.38%, 1/27/17	113
120,000	Republic of Indonesia, 7.50%, 1/15/16	129
129,000	Republic of Korea, 4.88%, 9/22/14	129
100,000	Republic of Panama, 9.38%, 7/23/12	117
120,000	Republic of Peru, 8.38%, 5/3/16	146
80,000	Republic of Philippines, 9.88%, 1/15/19	103
59,000	Republic of Poland, 6.25%, 7/3/12	64
108,350	Russia Government International Bond, 7.50%, 3/31/30 (d)	125
70,000	State of Israel, 5.50%, 11/9/16	72
100,000	United Mexican States, 6.75%, 9/27/34	111
70,000	United Mexican States, 7.50%, 4/8/33	85
112,000	United Mexican States, 9.88%, 2/1/10	125

		1,619

Mortgage Backed (51%)
831,474	Citigroup Mortgage Loan Trust Inc., 5.67%, 11/25/36	635
210,000	Commercial Mortgage Pass-Through Certificate, 4.98%, 5/10/43	206
330,000	Credit Suisse Mortgage Capital Certificate, 5.47%, 9/15/39	325
3,082,915	FHLMC G02385, 6.00%, 11/1/36	3,157
179,807	FN 254766, 5.00%, 6/1/33	177
388,784	FN 256960 30YR, 6.50%, 11/1/37	403
1,293,542	FN 745418 ARM, 5.50%, 4/1/36	1,302
2,076,595	FN 888129, 5.50%, 2/1/37	2,090
2,200,395	FN 888823, 5.50%, 3/1/37	2,216
474,509	FN 905759 ARM, 5.89%, 12/1/36	486
520,000	FNMA 6.00%, 30Y TBA (c)	532
440,000	FNMA 6.50%, 30Y TBA (c)	455
309,657	FNMA 670385, 6.50%, 9/1/32	323
987,390	FNMA 725423, 5.50%, 5/1/34	996
597,637	FNMA 725425, 5.50%, 4/1/34	603
1,630,973	FNMA 739821, 5.00%, 9/1/33	1,608
1,997,000	FNMA, 5.55%, 2/16/17	2,077
1,600,708	G2SF 4049, 6.00%, 11/20/37	1,646
1,620,000	G2SF 5.50%, 30Y TBA (c)	1,641
400,000	GS Mortgage Securities Corp. II, 5.99%, 8/10/45	400
160,000	JP Morgan Chase Commercial Mortgage Securities Trust, 5.48%, 4/15/43	158
272,000	SBA CMBS Trust 144A, 6.90%, 11/15/36 (b)	227
226,000	SBA CMBS Trust 144A, 7.39%, 11/15/36 (b)	184
193,446	Structured Asset Mortgage Investments Inc., 5.87%, 5/25/36	161

		22,008

Municipal (2%)
200,000	California State, 5.25%, 3/1/38	204
230,000	Georgia State, 5.00%, 7/1/19	250
90,000	Illinois State, 5.10%, 6/1/33	87
170,000	Texas State, 5.00%, 8/1/20	180

		721

Semi-Annual Report   18

Principal		Value
or Shares	Security Description	(000)

Supranational (1%)
99,000	European Investment Bank, 4.63%, 5/15/14	$103
219,000	European Investment Bank, 5.00%, 2/8/10	226
49,000	European Investment Bank, 5.13%, 9/13/16	53
88,000	Intl Bank Recon & Develop, 5.00%, 4/1/16	95

		477

U.S. Government Agency (8%)
680,000	FHLMC, 2.38%, 5/28/10	674
220,000	FHLMC, 6.25%, 7/15/32	262
561,000	FNMA, 3.25%, 2/10/10	564
223,000	FNMA, 6.25%, 5/15/29	261
1,800,000	FNMA Disc Note, 2.02%, 6/18/08 (e)	1,795

		3,556

U.S. Treasury (40%)
659,000	U.S. Treasury Note, 2.00%, 2/28/10	656
11,000,000	U.S. Treasury Note, 2.13%, 4/30/10	10,972
842,000	U.S. Treasury Note, 2.88%, 1/31/13	837
619,000	U.S. Treasury Note, 3.50%, 2/15/18	606
1,604,000	U.S. Treasury Note, 3.63% 12/31/12	1,648
1,200,000	U.S. Treasury Note, 4.00%, 2/15/14	1,254
694,000	U.S. Treasury Note, 4.50%, 5/15/17	736
300,000	U.S. Treasury Note, 5.25%, 11/15/28	329
10,000	U.S. Treasury Note, 7.88%, 2/15/21	14

		17,052

Total Bonds (Cost - $54,249)		54,057

Investment Company (Cost - $1,898) (5%)
357,654	Cash Reserves Money Market Fund *	358
46,751	MetzlerPayden European Emerging Markets Fund	1,647

		2,005

Total (Cost - $56,147) (a) (131%)		56,062
Liabilities in excess of Other Assets (-31%)		(13,179)

Net Assets (100%)		$42,883

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$572
Unrealized depreciation	(657)

Net unrealized depreciation	$(85)

(b)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempted from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/22/08	Brazilian Real (Sell 137)	1.7334	$79	$ 2
6/27/08	British Pound (Buy 107)	1.9628	211	2
6/19/08	Euro (Sell 134)	1.5571	208	3
6/20/08	Euro (Sell 137)	1.5570	213	3
6/25/08	Euro (Sell 134)	1.5566	208	2
6/27/08	Euro (Sell 135)	1.5565	210	2
6/25/08	Norwegian Krone (Buy 1,081)	5.1495	210	1
6/20/08	Poland Zloty (Buy 473)	2.2263	212	2

				$ 17

Liabilities:
7/16/08	Canadian Dollar (Sell 217)	1.0152	$215	$ (2)
6/23/08	Euro (Buy 135)	1.5568	210	(3)
6/19/08	Japanese Yen (Buy 21,400)	103.0227	205	(4)
6/19/08	Japanese Yen (Buy 21,400)	103.0227	205	(7)
6/20/08	New Taiwan Dollar (Buy 9,742)	30.3503	321	(4)
6/20/08	New Taiwan Dollar (Buy 9,742)	30.3503	105	(2)

				$ (22)

Open Swap Contracts (000s)

	Fund			Unrealized
Contract	Receives	Expiration	Notional	Appreciation
Type	(Pays)	Date	Principal	(Depreciation)

Asset:
Egypt Total Return Swap	(5.66%)	Jul-08	EGP 1,200	$ 17

Liability:
CDX NA IG Credit Default Index Swap	(1.55%)	Jun-13	$2,000	$ (6)
			$

See notes to financial statements.
19   Payden Mutual Funds

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	6%
BBB	3%
BB	28%
B	50%
CCC	13%
Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (89%)
Asset Backed (0%)
182,066	Long Beach Mortgage Loan Trust, 7.83%, 3/25/33	$42
Corporate (89%)
Basic Materials (7%)
1,300,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	1,485
1,700,000	Freeport-McMoran C & G, 8.375%, 4/1/17	1,883
1,870,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	1,861
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	718
610,000	Hexion U.S. Finance/Nova Scotia, 9.75%, 11/15/14	666
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	530
730,000	Momentive Performance, 11.50%, 12/1/16	644
1,445,000	Nalco Co., 7.75%, 11/15/11	1,492
1,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	1,379
1,280,000	Polyone Corp., 8.88%, 5/1/12	1,318
1,035,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	1,040
1,045,000	Sabine Pass LNG LP, 7.50%, 11/30/16	961

		13,977

Communications (11%)
675,000	American Tower Corp. 144A, 7.00%, 10/15/17 (b)	685
1,135,000	CCH I LLC., 11.00%, 10/1/15	888
605,000	CCH II LLC/CCH II Capital Co., 10.25%,9/15/10	585
2,280,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,212
625,000	Cincinnati Bell Inc., 8.375%, 1/15/14	625
2,550,000	Citizens Communications, 6.25%, 1/15/13	2,429
3,195,000	Clear Channel Communication, 7.65%, 9/15/10	3,323
2,150,000	Dex Media Inc., 8.00%, 11/15/13	1,656
1,950,000	Echostar DBS Corp., 6.625%,10/1/14	1,911
730,000	Fairpoint Communications 144A, 13.125%, 4/1/18 (b)	741
500,000	General Cable Corp., 7.125%, 4/1/17	490
670,000	Idearc Inc., 8.00%, 11/15/16	439
1,215,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,188
3,170,000	Qwest Communications Int, 7.50%, 2/15/14	3,130
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,302

		21,604

Consumer Cyclicals (13%)
630,000	Ahern Rentals Inc., 9.25%, 8/15/13	532
32,559	Air 2 US 144A, 8.027%, 10/1/19 (b)	32
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	655
1,440,000	Avis Budget Car Rental, 7.625%, 5/15/14	1,323
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,198
495,444	Continental Airlines Inc., 9.558%, 9/1/19	443
1,205,000	Ford Motor Co., 6.50%, 8/1/18	880
660,000	Ford Motor Co., 7.45%, 7/16/31	497
1,420,000	Ford Motor Credit Co., 5.80%, 1/12/09	1,389
1,940,000	Ford Motor Credit Co., 7.00%, 10/1/13	1,676
2,360,000	General Motors Corp., 7.20%, 1/15/11	2,095
1,445,000	General Motors Corp., 8.375%, 7/15/33	1,107
2,740,000	GMAC LLC, 7.00%, 2/1/12	2,227
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,514
980,000	Jarden Corp., 7.50%, 5/1/17	906
1,530,000	Jefferson Smurfit Corp., 8.25%, 10/1/12	1,400
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14	1,219

Principal		Value
or Shares	Security Description	(000)

1,235,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	$1,291
1,035,000	Norcross Safety Products, 9.875%, 8/15/11	1,090
885,000	Phillips Van-Heusen, 7.25%, 2/15/11	900
1,140,000	Pinnacle Entertainment 144A, 7.50%, 6/15/15 (b)	949
650,000	Rent-A-Center, 7.50%, 5/1/10	640
625,000	Rock-Tennessee Co., 8.20%, 8/15/11	652
995,000	Tenneco Inc., 8.625%, 11/15/14	1,017
1,085,000	United Rentals, 6.50%, 2/15/12	1,023

		26,655

Consumer Non-Cyclicals (15%)
1,185,000	Acco Brands Corp., 7.625%, 8/15/15	1,084
395,000	Albertson’s Inc., 7.50%, 2/15/11	413
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,287
600,000	Alliance One International Inc., 11.00%, 5/15/12	621
440,000	American Achievement Corp., 8.25%, 4/1/12	389
1,000,000	Aramark Services Inc., 6.373%, 2/1/15	968
570,000	Aramark Services Inc., 8.50%, 2/1/15	597
500,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	440
1,420,000	Boyd Gaming Corp., 7.75%, 12/15/12	1,333
900,000	Dean Foods Co., 7.00%, 6/1/16	846
385,000	Delhaize America Inc., 9.00%, 4/15/31	478
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	480
1,500,000	Energy Partners Ltd., 9.75%, 4/15/14	1,395
955,000	Iron Mountain Inc., 7.75%, 1/15/15	979
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	957
1,210,000	Jostens IH Corp., 7.625%, 10/1/12	1,210
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,796
885,000	Leslie’s Poolmart, 7.75%, 2/1/13	827
1,200,000	Levi Strauss and Co., 9.75%, 1/15/15	1,260
1,245,000	MGM Mirage Inc., 6.00%, 10/1/09	1,248
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	1,642
855,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	789
741,000	Nectar Merger Corp., 7.75%, 2/15/14	671
980,000	NPC International, Inc., 9.50%, 5/1/14	907
1,000,000	Pilgrim’s Pride Corp., 8.375%, 5/1/17	895
795,000	Seminole Hard Rock 144A, 5.30%, 3/15/14 (b)	670
1,360,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,394
1,455,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,484
1,780,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,744

		28,804

Energy (12%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,276
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	628
1,370,000	Basic Energy Services, 7.125%, 4/15/16	1,349
1,900,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,929
235,000	Chesapeake Energy Corp., 6.875%, 11/15/20	235
1,110,000	Colorado Interstate Gas, 6.80%, 11/15/2015	1,171
700,000	Complete Production Service, 8.00%, 12/15/16	705
1,170,000	Dynegy Holdings Inc., 8.38%, 5/1/16	1,226
430,000	Dynergy Holdings Inc., 7.75%, 6/1/19	430
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,253
1,000,000	Energy Future Holdings 144A, 10.875%, 11/1/17 (b)	1,070
400,000	Forest Oil Corp., 7.25%, 6/15/19	415
620,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	651
1,000,000	Mariner Energy, Inc., 8.00%, 5/15/17	988
330,000	Massey Energy Co., 6.875%, 12/15/13	332
625,000	Newfield Exploration Co., 6.625%, 4/15/16	619
Semi-Annual Report    20

Principal		Value
or Shares	Security Description	(000)

1,000,000	Opti Canada Inc., 8.25%, 12/15/14	$1,038
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	622
900,000	Plains Exploration & Pro, 7.00%, 3/15/17	891
1,470,000	Seitel Acquisition Corp., 9.75%, 2/15/14	1,327
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,199
2,040,000	Stallion Oilfield Services 144A, 9.75%, 2/1/15 (b)	1,709
585,000	Targa Resources Inc., 8.50%, 11/1/13	562
1,185,000	Tesoro Corp., 6.625%, 11/1/15	1,120
700,000	W&T Offshore Inc. 144A, 8.25%, 6/15/14 (b)	690

		23,435

Financial (1%)
1,600,000	Nuveen Investments Inc. 144A, 10.50%, 11/15/15 (b)	1,548

Healthcare (11%)
475,000	Accellent Inc., 10.50%, 12/1/13	409
1,500,000	Bausch & Lomb Inc. 144A, 9.875%, 11/1/15 (b)	1,601
1,120,000	Boston Scientific Corp., 6.40%, 6/15/16	1,086
1,340,000	Community Health Systems, 8.875%, 7/15/15	1,400
1,315,000	Davita Inc., 6.625%, 3/15/13	1,314
2,290,000	HCA Inc., 7.50%, 11/6/33	1,889
545,000	HCA Inc., 9.125%, 11/15/14	579
2,190,000	HCA Inc., 9.25%, 11/15/16	2,360
640,000	LVB Acquisition Merger 144A, 10.00%, 10/15/17 (b)	690
1,330,000	Omnicare Inc., 6.875%, 12/15/15	1,220
1,200,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	1,233
2,825,000	Tenet Healthcare Corp., 6.50%, 6/1/12	2,634
900,000	United Surgical Partners, 8.875%, 5/1/17	905
500,000	Universal Hospital Services, 8.28%, 6/1/15	475
500,000	Universal Hospital Services, 8.50%, 6/1/15	513
335,000	Unumprovident Finance Co. 144A, 6.85%, 11/15/15 (b)	337
995,000	US Oncology Inc., 9.00%, 8/15/12	1,015
1,400,000	Vanguard Health Holding, 9.00%, 10/1/14	1,432

		21,092

Industrial (10%)
2,505,000	Allied Waste North America, 6.125%, 2/15/14	2,486
500,000	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	450
605,000	American Railcar, 7.50%, 3/1/14	548
1,000,000	Baldor Electric Co., 8.63%, 2/15/17	1,025
640,000	Ball Corp., 6.875%, 12/15/12	654
1,445,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,481
655,000	Crown Cork & Seal, 8.00%, 4/15/23	616
1,750,000	CSC Holdings Inc., 7.88%, 2/15/18	1,728
620,000	DRS Technologies Inc., 6.625%, 2/1/16	617
925,000	Geo Group Inc., 8.25%, 7/15/13	960
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,315
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,208
1,300,000	L-3 Communications Corp., 5.875%, 1/15/15	1,268
295,000	Owens-Illinois Inc., 7.50%, 5/15/10	306
500,000	P.H. Glatfelter, 7.125%, 5/1/16	495
850,000	SPX Corp. 144A, 7.625%, 12/15/14 (b)	889
1,290,000	Steel Dynamics Inc. 144A, 7.375%, 11/1/12 (b)	1,317
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14	778
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15	850

		18,991

Principal		Value
or Shares	Security Description	(000)

Technology (5%)
650,000	Avago Technologies Finance, 11.875%, 12/1/15	$702
1,440,000	First Data Corp. 144A, 9.875%, 9/24/15 (b)	1,312
2,250,000	Freescale Semiconductor, 10.125%, 12/15/16	1,782
430,000	Mirant North America Llc., 7.38%, 12/31/13	448
740,000	Sanmina-SCI Corp., 8.125%, 3/1/16	685
750,000	Seagate Technology HDD, 6.375%, 10/1/11	741
1,180,000	Sungard Data Systems Inc., 10.25%, 8/15/15	1,260
1,015,000	Sungard Data Systems Inc., 9.125%, 8/15/13	1,066
1,300,000	Unisys Corp., 6.875%, 3/15/10	1,256
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,835

		11,087

Utilities (4%)
860,000	Edison Mission Energy, 7.00%, 5/15/17	871
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	1,400
2,100,000	NRG Energy Inc., 7.375%, 2/1/16	2,166
2,120,000	PSEG Energy Holdings, 8.50%, 6/15/11	2,246
1,525,000	Teco Energy Inc. 144A, 6.572%, 11/1/17 (b)	1,528

		8,211

Total Bonds (Cost - $181,207)		175,446

Investment Company (Cost - $17,064) (9%)
17,064,432	Cash Reserves Money Market Fund *	17,064

Total (Cost - $198,271) (a) (98%)		192,510
Other Assets, net of Liabilities (2%)		4,285

Net Assets (100%)		$196,795

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,105
Unrealized depreciation	(7,866)

Net unrealized depreciation	$(5,761)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.
21   Payden Mutual Funds

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	52%
AA	25%
A	22%
BBB	1%
Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
General Obligation (37%)
250,000	California State, 5.00%, 4/1/17	$266
400,000	Florida State Board of Education, 5.75%, 6/1/12	431
295,000	Georgia State, 5.00%, 3/1/13	321
500,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	529
400,000	Glendale, AZ, 5.30%, 7/1/12	424
585,000	Maryland State & Local Facilities, 5.50%, 3/1/15	664
250,000	Maryland State, 5.00%, 2/15/18	270
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	274
370,000	Plano, TX, 5.00%, 9/1/15	402
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	7
200,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	209
425,000	Texas State, 5.00%, 10/1/18	462
125,000	Texas State, 5.375%, 10/1/13	136
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	382

		4,777

Revenue (58%)
Airport/Port Revenue (3%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	417
Healthcare (3%)
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	437

Industrial Development/Pollution Control (7%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	251
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	256

		922

Lease Revenue (15%)
500,000	California State Public Works, 5.25%, 6/1/13	540
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	259
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	555
300,000	Laurens County, S C School District, 5.25%, 12/1/22	300
200,000	New Jersey State Ctfs Partn, 5.00%, 6/15/13	215

		1,869

Pre-Refunded (4%)
5,000	Georgia State, 5.00%, 3/1/13	5
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11 (b) AMBAC	100
300,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	313
135,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	143

		561

Principal		Value
or Shares	Security Description	(000)

Refunding Bonds (3%)
400,000	Valdez, Alaska Marine Term, 2.60%, 12/1/33	$400
Tax-Backed Revenue (4%)
240,000	California Economic Recovery, 5.00%, 3/1/11	252
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	243

		495

Transportation (2%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b) AMBAC	103
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	109

		212

University Revenue (4%)
300,000	Massachusetts State Health & Edl Facs Authority, 5.25%, 7/1/15	335
195,000	Richmond County, GA Dev Authority, 5.00%, 2/1/11	199

		534

Water & Sewer (13%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	217
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	574
400,000	Los Angeles CA Water & Power, 5.00%, 7/1/10 (b) MBIA	422
200,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	202
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	218

		1,633

Total Bonds (Cost - $12,112)		12,257

Investment Company (Cost - $446) (4%)
446,221	Dreyfus Tax Exempt Cash Management Fund	446

Total (Cost - $12,558) (a) (99%)		12,703

Other Assets, net of Liabilities (1%)		150

Net Assets (100%)		$12,853

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$187
Unrealized depreciation	(42)

Net unrealized appreciation	$145

(b) Payment of principal and interest is insured against default.

AMBAC – American Municipal Bond Assurance Co.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

See notes to financial statements.
Semi-Annual Report   22

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	41%
AA	32%
A	24%
BBB	2%
Unrated	1%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
General Obligation (42%)
1,000,000	California State, 5.00%, 12/1/30	$962
500,000	California State, 5.00%, 2/1/20	516
650,000	California State, 5.00%, 2/1/32	651
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,080
830,000	California State, 5.00%, 6/1/14	891
1,000,000	California State, 5.00%, 6/1/32	1,001
1,000,000	Chaffey Community College, 5.00%, 6/1/27 (b) MBIA	1,035
500,000	Dublin CA, Unified School District, 5.00%, 8/1/25 (b) FSA	521
1,100,000	Gilroy, CA Unified School District, 5.25%, 8/1/19 (b) FGIC	1,163
1,000,000	Los Angeles, CA Community College District, 5.25%, 8/1/13 (b) FSA	1,105
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,138
1,000,000	Los Angeles, City of CA, 5.00%, 9/1/10	1,057
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	274
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	244
1,000,000	Marin, CA Community College District, 5.00%, 8/1/26	1,035
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,058
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	532
1,000,000	Palomar CA, Community College District, 5.00%, 5/1/17	1,099
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,060
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA	275
800,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	837
600,000	San Francisco CA, City & Cnty Unified School District, 5.00%, 6/15/12 (b) FSA	648
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,119

		19,301

Revenue (54%)
Airport/Port Revenue (2%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,056
Corporate (2%)
1,200,000	SLM Corp., 3.06%, 7/27/09	1,110
Electric & Gas (6%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,086
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA	1,133
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	651

		2,870

Healthcare (0%)
100,000	California Health Facilities Financing Authority, 5.50%, 8/15/16	110

Principal		Value
or Shares	Security Description	(000)

Industrial Development/Pollution Control (2%)
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	$451
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	251

		702

Lease Revenue (9%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	817

300,000	California State Public Works, 5.25%, 6/1/13	324
1,000,000	California State Public Works, 5.50%, 6/1/15	1,088
600,000	California State Public Works, 5.50%, 6/1/18	643
1,050,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,144

		4,016

Pre-Refunded (6%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	499
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,323
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	343
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	538
135,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	143

		2,846

Resource Recovery (2%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,073
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	203
130,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	132

		335

Tax-Backed Revenue (3%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,196
Transportation (5%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,109
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA	1,153

		2,262

University Revenue (2%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	219
500,000	California State University Revenue, 5.00%, 11/1/13 (b) AMBAC	544

		763

Water & Sewer (14%)
1,015,000	California Infrastructure & Economic Development Bank, 5.00%,10/1/12	1,103
1,245,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	1,334
500,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/13 (b) AMBAC	542

23    Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

1,000,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	$1,011
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	246
900,000	Metropolitan Water District, Southern CA, 1.40%, 7/1/28	900
500,000	Metropolitan Water District, Southern CA, 5.00%, 7/1/17	554
500,000	Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA	551

		6,241

Total Bonds (Cost - $42,962)		43,881

Investment Company (Cost - $1,593) (3%)
1,592,441	Dreyfus State Tax Exempt Fund	1,593

Total (Cost - $44,555) (a) (99%)		45,474
Other Assets, net of Liabilities (1%)		391

Net Assets (100%)		$45,865

All of the securities are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,130
Unrealized depreciation	(211)

Net unrealized appreciation	$919

(b)	Payment of principal and interest is insured against default.

AMBAC – American Municipal Bond Assurance Co.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

See notes to financial statements.
Semi-Annual Report    24

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality - percent of value
AAA	64%
AA	2%
A	14%
BBB	9%
BB	9%
B	2%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
Australia (GBP) (1%)
200,000	National Australia Bank, 4.25%, 12/30/08	$392
Brazil (USD) (1%)
850,000	Republic of Brazil, 11.00%, 1/11/12	1,043
Colombia (USD) (1%)
860,000	Republic of Colombia, 10.00%, 1/23/12	1,019
Croatia (USD) (1%)
600,000	Croatia, 3.996%, 7/31/10	599
France (EUR) (5%)
2,300,000	French Treasury Note, 3.50%, 1/12/09	3,566
Germany (EUR) (5%)
2,110,000	Bundesschatzanweisungen, 4.00%, 12/11/09	3,290
250,000	E. ON International Finance BV, 5.75%, 5/29/09	393

		3,683

India (USD) (1%)
840,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	840
Mexico (USD) (2%)
810,000	America Movil SA de CV, 4.125%, 3/1/09	813
800,000	Telefonos De Mexico, 4.50%, 11/19/08	807

		1,620

Netherlands (EUR) (5%)
2,500,000	Netherlands Government, 2.75%, 4/15/09	3,847
New Zealand (GBP) (1%)
200,000	TCNZ Finance LTD, 6.125%, 12/12/08	397
Panama (USD) (1%)
900,000	Republic of Panama, 9.375%, 7/23/12	1,053
Peru (USD) (1%)
900,000	Republic of Peru, 9.125%, 2/21/12	1,049
Philippines (USD) (1%)
580,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	613
370,000	Republic of Philippines, 9.875%, 3/16/10	408

		1,021

Russia (USD) (1%)
862,282	Russia, 8.25%, 3/31/10	904
Sweden (EUR) (1%)
250,000	Vattenfall Treasury AB, 6.00%, 4/3/09	393
Sweden (GBP) (1%)
200,000	Ericsson LM Telefon AB, 7.875%, 6/5/08	396
United Kingdom (EUR) (0%)
250,000	Standard Chartered Bank, 5.375%, 5/6/09	388
United Kingdom (GBP) (3%)
890,000	CPUK Mortgage Finance Ltd., 6.56%, 10/10/18	1,518
195,000	GlaxoSmithKline Capital, 4.875%, 10/2/08	384
315,000	JTI UK Finance PLC, 6.625%, 5/21/09	628

		2,530

United Kingdom (USD) (2%)
500,000	Arkle Master Issuer Plc 144A, 3.45%, 2/17/52 (b)	433
500,000	Grace Church Mortgage Financing PLC 144A, 3.46%, 11/20/56 (b)	423
750,000	Granite Master Trust PLC, 3.14%, 12/17/54	525

		1,381

Principal		Value
or Shares	Security Description	(000)

United States (GBP) (1%)
199,000	JP Morgan Chase & Co., 6.00%, 12/7/09	$394
United States (USD) (60%)
150,000	Allegheny Energy Supply, 7.80%, 3/15/11	158
90,000	Ball Corp., 6.875%, 12/15/12	92
313,564	BLITZ 06-103 GMBH Term Loan, 4.93%, 12/4/13 (c)	297
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,302
250,000	CCE Inv Commandite, 3.125%, 12/15/08	385
320,000	Clear Channel Communication, 4.25%, 5/15/09	306
660,000	CSX Corp., 6.25%, 10/15/08	666
960,000	DaimlerChrysler NA Holding, 4.05%, 6/4/08	960
655,000	Echostar DBS Corp., 5.75%, 10/1/08	657
564,578	FH 782784 ARM, 4.384%, 10/1/34	568
700,000	FHLB, 2.20%, 4/1/09	698
1,400,000	FHLB, 5.00%, 9/18/09	1,441
1,750,000	FHLMC, 3.00%, 4/1/11	1,741
4,448,445	FN 881868 ARM, 5.573%, 6/1/36	4,558
1,095,057	FNMA 794792 ARM, 5.085%, 10/1/34	1,106
1,500,000	FNMA, 4.875%, 10/15/09	1,515
350,000	Ford Motor Credit Co., 7.25%, 10/25/11	315
290,625	Freescale Semiconductor, 4.86%, 12/1/13 (c)	256
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	500
125,747	Georgia-Pacific Corp., 4.74%, 12/20/12 (c)	121
35,984	Georgia-Pacific Corp., 4.74%, 12/20/12 (c)	35
71,968	Georgia-Pacific Corp., 5.085%, 12/20/12 (c)	69
54,966	Georgia-Pacific Corp., 5.085%, 12/20/12 (c)	53
1,346,347	GN 664471, 6.00%, 12/15/37	1,385
2,996,732	GN 672629, 6.00%, 3/15/38	3,084
1,437,256	GN 676709, 6.00%, 2/15/38	1,479
592,162	GN 680646, 6.00%, 12/15/37	609
1,985,824	GSR Mortgage Loan Trust, 4.539%, 9/25/35	1,862
1,729,401	Harborview Mortgage Loan Trust, 5.301%, 12/19/35	1,671
315,913	HCA Inc. Term Loan, 4.19%, 11/17/12 (c)	299
350,000	Intl. Lease Finance Corp., 3.31%, 5/24/10	333
305,000	John Deere Capital Corp., 4.875%, 3/16/09	307
385,000	KB Home, 8.625%, 12/15/08	390
305,000	MGM Mirage Inc., 6.00%, 10/1/09	306
400,000	National Rural Utilities, 5.75%, 8/28/09	409
200,000	North TX Thruway Authority, 5.00%, 1/1/38	204
495,000	Oracle Corp., 5.00%, 1/15/11	507
2,000,000	SLM Corp., 3.08%, 7/26/10	1,736
280,000	Smithfield Foods Inc., 8.00%, 10/15/09	287
1,786,507	Thornburg Mortgage Securities Trust, 3.30%, 3/25/44	1,687
3,500,000	U.S. Treasury Note, 3.25%, 12/31/09	3,560
428,000	U.S. Treasury Note, 3.75%, 5/15/08	427
825,000	U.S. Treasury Note, 4.50%, 11/15/10	870
310,000	Unisys Corp., 6.875%, 3/15/10	300
300,000	Washington Mutual Inc., 3.01%, 1/15/10	278
1,687,475	Washington Mutual, 4.24%, 6/25/34	1,639
1,501,213	Washington Mutual, 4.92%, 8/25/35	1,478
2,148,375	Washington Mutual, 6.07%, 10/25/36	2,108

		46,014

25    Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Total Bonds (Cost - $73,609)		72,529

Investment Company (Cost - $2,413) (3%)
2,412,565	Cash Reserves Money Market Fund *	2,413

Total (Cost - $76,022) (a) (98%)		74,942
Other Assets, net of Liabilities (2%)		1,271

Net Assets (100%)		$76,213

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$399
Unrealized depreciation	(1,479)

Net unrealized depreciation	$(1,080)

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Loan
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/12/08	British Pound (Sell 784 )	1.9692	$1,551	$ 10
5/12/08	Euro (Sell 7,000)	1.5597	10,891	112
5/12/08	Euro (Sell 963)	1.5597	1,498	9

				$ 131

Liabilities:
5/12/08	British Pound (Sell 1,343 )	1.9692	$2,657	$ (11)

Open Swap Contracts (000s)

	Fund
Contract	Receives	Expiration	Notional	Unrealized
Type	(Pays)	Date	Principal	Appreciation

Asset:
Egypt Total Return Swap	(5.66%)	Jul-08	EGP 1,800	$ 25

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

17	Euro Bund Future	Jun-08	$3,019	$ (11)
68	Euro-Schatz Future	Jun-08	10,992	7
66	U.S. Treasury 2 Year Note Future	Jun-08	14,037	(57)

				$ (61)

See notes to financial statements.
     Semi-Annual Report     26

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value

AAA	61%
AA	24%
A	5%
BBB	5%
BB	4%
B	1%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Australia (EUR) (1%)
300,000	National Australia Bank, 4.875%, 1/21/13	$465
Austria (EUR) (1%)
430,000	Oekb Oest. Kontrollbank, 4.125%, 2/21/12	666
Brazil (BRL) (0%)
900,000	Nota Do Tesouro Nacional, 10.00%, 1/1/17	440
Brazil (USD) (0%)
240,000	Republic of Brazil, 6.00%, 1/17/17	251
Canada (CAD) (9%)
3,220,000	Canadian Government, 5.00%, 6/1/14	3,496
4,400,000	Canadian Government, 5.25%, 6/1/13	4,785

		8,281

Canada (EUR) (1%)
310,000	Royal Bank of Canada, 3.25%, 1/18/13	453
Cayman Islands (USD) (0%)
175,000	Vale Overseas Ltd., 6.88%, 11/21/36	178
Colombia (USD) (0%)
230,000	Republic of Colombia, 7.38%, 1/27/17	260
France (EUR) (8%)
350,000	BNP Paribas Covered, 3.75%, 12/13/11	530
310,000	BNP Paribas, 4.75%, 4/4/11	479
270,000	CIE Financement Foncier, 5.75%, 10/4/21	459
290,000	Dexia Municipal Agency, 5.25%, 2/6/17	473
1,020,000	French Treasury Note, 3.00%, 1/12/10	1,565
1,910,000	Government of France, 4.00%, 4/25/13	2,968
515,000	Reseau Ferre De France, 5.25%, 4/14/10	812
100,000	Schneider Electric SA, 5.375%, 1/8/15	153
300,000	Veolia Environment, 4.00%, 2/12/16	421

		7,860

Germany (EUR) (10%)
900,000	Bundesrepublic Deutschland, 4.00%, 1/4/37	1,264
2,130,000	Bundesschatzanweisungen, 4.00%, 12/11/09	3,321
300,000	Deutsche Bank AG, 4.50%, 3/7/11	462
680,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,180
465,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	862
300,000	Eurohypo AG 144A, 4.50%, 1/21/13 (b)	470
400,000	KFW, 4.375%, 7/4/18	619
165,000	Munich RE, 6.75%, 6/21/23	267
310,000	Norddeutsche Landesbank, 4.25%, 3/15/12	481
480,000	Voith AG, 5.375%, 6/21/17	699

		9,625

Germany (GBP) (0%)
140,000	KFW, 5.50%, 12/7/15	286
Indonesia (USD) (0%)
230,000	Republic of Indonesia, 7.50%, 1/15/16	246
Ireland (EUR) (1%)
350,000	DEPFA ACS Bank, 3.50%, 3/16/11	532
Italy (EUR) (3%)
550,000	Buoni del Tesoro Poliennali, 6.50%, 11/1/27	1,022
950,000	Buoni Poliennali Del Tesoro, 5.25%, 8/1/17	1,567

		2,589

Japan (JPY) (16%)
207,000,000	Japan-19 (30 Year Issue), 2.30%, 6/20/35	1,922
265,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	2,594

Principal		Value
or Shares	Security Description	(000)

340,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	$3,362
215,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	1,792
400,000,000	Japan-64, 1.50%, 6/20/12	3,893
150,000,000	Japan-99 (20 Year Issue), 2.10%, 12/20/27	1,417

		14,980

Luxembourg (EUR) (0%)
200,000	Telecom Italia Finance SA, 6.875%, 1/24/13	317
Mexico (USD) (0%)
290,000	United Mexican States, 6.75%, 9/27/34	322
Netherlands (EUR) (1%)
500,000	Neder Waterschapsbank, 4.00%, 3/12/13	770
Netherlands (GBP) (1%)
130,000	BK Nederlandse Gemeenten, 5.75%, 1/18/19	267
155,000	Linde Finance BV, 5.875%, 4/24/23	279

		546

Panama (USD) (0%)
260,000	Republic of Panama, 9.375%, 7/23/12	304
Peru (USD) (0%)
210,000	Republic of Peru, 8.375%, 5/3/16	256
Philippines (USD) (0%)
190,000	Republic of Philippines, 9.875%, 1/15/19	245
Russia (USD) (1%)
240,000	Gazprom, 7.288%, 8/16/37	229
216,700	Russia Government International Bond,
	7.50%, 3/31/30	250

		479

Spain (EUR) (2%)
400,000	Banco Santander SA, 4.25%, 5/6/13	610
1,000,000	Spain Government Bond, 5.50%, 7/30/17	1,691

		2,301

Spain (GBP) (0%)
100,000	Telefonica Emisiones Sau, 5.88%, 1/31/14	192
Supranational (EUR) (1%)
190,000	European Investment Bank, 4.125%, 4/15/24	275
290,000	European Investment Bank, 4.75%, 10/15/17	461

		736

Supranational (GBP) (0%)
135,000	European Investment Bank, 4.875%, 9/7/16	264
United Kingdom (EUR) (1%)
300,000	Bank of Scotland PLC, 3.75%, 7/26/10	456
260,000	British Telecom Plc, 5.25%, 6/23/14	394
310,000	HSBC Bank PLC, 3.875%, 11/9/11	470

		1,320

United Kingdom (GBP) (4%)
600,000	Canary Wharf Finance Plc, 6.43%, 10/22/37	924
220,000	HSBC Bank PLC, 5.38%, 11/4/30	379
150,000	Lloyds TSB Bank PLC, 6.625%, 3/30/15	302
100,000	Royal Bank of Scotland PLC, 6.25%, 12/27/47	190
320,000	Treasury UKT, 5.00%, 3/7/18	650
727,000	United Kingdom Gilt, 4.25%, 3/7/36	1,380

		3,825

27    Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

United States (EUR) (3%)
250,000	JP Morgan Chase & Co., 5.25%, 1/14/15	$390
230,000	Morgan Stanley, 3.38%, 7/20/12	322
1,150,000	SLM Student Loan TR 04-2, 4.40%, 4/25/14 (d)	1,720

		2,432

United States (GBP) (1%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	361
110,000	Goldman Sachs Group Inc. EMTN, 5.25%, 12/15/15	198

		559

United States (USD) (33%)
271,000	ACE INA Holdings Inc., 5.88%, 6/15/14	280
272,000	Allergan Inc., 5.75%, 4/1/16	273
136,000	AT&T Wireless, 8.75%, 3/1/31	168
228,000	Bank of America Corp., 4.25%, 10/1/10	229
60,607	Bear Stearns Alt-A Trust, 7.31%, 6/25/34	57
460,000	California State, 5.25%, 3/1/38	471
220,000	Cisco Systems Inc., 5.25%, 2/22/11	228
176,000	Comcast Corp., 6.50%, 1/15/17	184
426,000	Cox Communications Inc., 5.45%, 12/15/14	424
376,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	386
165,000	Dr. Pepper Snapple Group 144A, 6.82%, 5/1/18 (b)	171
310,000	Dynegy Holdings Inc., 8.38%, 5/1/16	325
285,000	Echostar DBS Corp., 6.625%,10/1/14	279
159,000	ERP Operating Lp, 5.375%, 8/1/16	147
3,895,733	FGLMC G02252, 5.50%, 7/1/36	3,926
3,500,000	FHLB Disc Note, 2.02%, 05/21/2008 (e)	3,496
2,937,205	FHLMC G02385, 6.00%, 11/1/36	3,008
1,089,115	FN 254766, 5.00%, 6/1/33	1,074
1,600,000	FNMA 6.00%, 30Y TBA (c)	1,636
420,000	FNMA 6.50%, 30Y TBA (c)	435
1,273,078	G2SF 4049, 6.00%, 11/20/37	1,309
1,600,000	G2SF 5.50%, 30Y TBA (c)	1,621
475,000	General Electric Capital Corp., 5.625%, 5/1/18	481
520,000	Georgia State, 5.00%, 7/1/19	566
325,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	323
203,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	206
113,518	Greenpoint Mortgage Funding Trust, 3.175%, 6/25/45	80
920,000	GS Mortgage Securities Corp. II, 5.99%, 8/10/45	920
300,000	HCA Inc., 9.25%, 11/15/16	323
240,000	Illinois State, 5.10%, 6/1/33	231
60,212	Indymac Indx Mortgage Loan Trust, 7.16%, 10/25/34	60
170,000	Lockheed Martin Corp., 6.15%, 9/1/36	174
400,000	MGM Mirage Inc., 6.00%, 10/1/09	401
177,000	Midamerican Energy Holdings, 6.125%, 4/1/36	177
180,000	Morgan Stanley, 6.60%, 4/1/12	184
300,000	Nalco Co., 7.75%, 11/15/11	310
192,000	News America Inc., 6.40%, 12/15/35	193
240,000	Oracle Corp., 5.75%, 4/15/18	245
283,000	Pacific Gas & Electric, 4.80%, 3/1/14	282
310,000	R.H. Donnelley Corp. 144A, 8.875%, 10/15/17 (b)	202
310,000	Smithfield Foods Inc., 7.00%, 8/1/11	308
310,000	Stater Brothers Holdings, 8.125%, 6/15/12	316
262,192	Structured ARM Loan Trust, 6.06%, 10/25/34	249
420,000	Texas State, 5.00%, 4/1/24	435
536,335	Thornburg Mortgage Securities Trust, 3.265%, 9/25/34	515
2,374,163	Thornburg Mortgage Securities Trust, 3.30%, 3/25/44	2,242
181,000	Time Warner Cable Inc., 6.55%, 5/1/37	180
434,000	U.S. Treasury Note, 4.25%, 11/15/17	451
74,000	U.S. Treasury Note, 4.375%, 2/15/38	73
800,000	U.S. Treasury Note, 4.63%, 11/15/16	858
255,000	Valero Energy Corp., 6.875%, 4/15/12	269
269,000	Viacom Inc., 5.625%, 8/15/12	268

		31,649

Principal		Value
or Shares	Security Description	(000)

Total Bonds (Cost - $91,711)		$93,629

Investment Company (Cost - $144) (0%)
143,627	Cash Reserves Money Market Fund *	$144

Total (Cost - $91,855) (a) (98%)		93,773
Other Assets, net of Liabilities (2%)		2,124

Net Assets (100%)		$95,897

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,032
Unrealized depreciation	(1,114)

Net unrealized appreciation	$1,918

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

Semi-Annual Report    28

Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/22/08	Brazilian Real (Sell 327 )	1.7334	$189	$ 4
5/12/08	British Pound (Sell 2,809 )	1.9692	5,558	37
5/12/08	Canadian Dollar (Sell 8,478)	1.0147	8,420	6
5/5/08	Euro (Sell 2,304)	1.5606	3,587	—
5/12/08	Euro (Sell 9,363)	1.5597	14,568	141
5/12/08	Euro (Sell 9,957)	1.5597	15,492	159
6/19/08	Euro (Sell 309)	1.5571	480	7
6/20/08	Euro (Sell 316)	1.5570	491	7
6/25/08	Euro (Sell 310)	1.5566	481	6
6/27/08	Euro (Sell 312)	1.5565	484	4
5/12/08	Japanese Yen (Sell 1,352,000)	103.2583	12,949	341
5/12/08	Japanese Yen (Sell 151,300)	103.2583	1,449	48
5/25/08	Norwegian Krone (Buy 2,505)	5.1495	488	2
6/20/08	Poland Zloty (Buy 1,096)	2.2263	492	6

				$ 768

Liabilities:
7/16/08	Canadian Dollar (Sell 499)	1.0152	$495	$ (6)
6/20/08	New Taiwan Dollar (Buy 22,569)	30.3503	742	(10)
6/20/08	New Taiwan Dollar (Buy 7,277)	30.3503	240	(3)

				$ (19)

Open Swap Contracts (000s)

	Fund			Unrealized
Contract	Receives	Expiration	Notional	Appreciation
Type	(Pays)	Date	Principal	(Depreciation)

Asset:
Egypt Total Return Swap	(5.66%)	Jul-08	EGP 2,800	$ 38

Liability:
CDX NA IG Credit Default Index Swap	(1.55%)	Jun-13	$5,000	$ (14)
			$
Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

124	U.S. Treasury 2 Year Note Future	Jun-08	$26,374	$ 57
32	U.S. Treasury 10 Year Note Future	Jun-08	3,706	(84)

				$ (27)

See notes to financial statements.
29    Payden Mutual Funds

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income-producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	5%
A	5%
BBB	16%
BB	56%
B	18%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (104%)
Argentina (USD) (2%)
2,706,250	Republic of Argentina, 3.092%, 8/3/12	$2,343
Brazil (BRL) (7%)
8,050,000	Nota Do Tesouro Nacional, 10.00%, 1/1/17	3,936
3,880,000	Nota Do Tesouro Nacional, 6.00%, 5/15/17	3,603

		7,539

Brazil (USD) (15%)
2,400,000	Republic of Brazil, 10.50%, 7/14/14	3,096
720,000	Republic of Brazil, 12.25%, 3/6/30	1,215
1,150,000	Republic of Brazil, 7.125%, 1/20/37	1,317
2,630,000	Republic of Brazil, 7.875%, 3/7/15	3,044
1,890,000	Republic of Brazil, 8.25%, 1/20/34	2,405
1,450,000	Republic of Brazil, 8.75%, 2/4/25	1,860
2,910,000	Republic of Brazil, 8.875%, 10/14/19	3,757

		16,694

Colombia (COP) (1%)
3,250,000,000	Republic of Colombia, 9.85%, 6/25/27	1,724
Colombia (USD) (4%)
1,740,000	Republic of Colombia, 7.375%, 9/18/37	1,944
2,240,000	Republic of Colombia, 7.38%, 1/27/17	2,528

		4,472

Guatemala (USD) (2%)
2,110,000	Republic of Guatemala, 9.25%, 8/1/13	2,442
Indonesia (USD) (5%)
2,830,000	Republic of Indonesia, 7.50%, 1/15/16	3,031
2,070,000	Republic of Indonesia, 8.50%, 10/12/35	2,270

		5,301

Macau (USD) (0%)
500,000	Galaxy Entertainment Financial 144A,
	9.875%, 12/15/12 (b)	508
Mexico (MXN) (3%)
25,100,000	America Movil SA de CV, 9.00%, 1/15/16	2,446
11,200,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	1,263

		3,709

Mexico (USD) (6%)
1,200,000	Pemex Project Funding Master Trust,
	6.625%, 6/15/35	1,256
2,890,000	United Mexican States, 7.50%, 4/8/33	3,492
1,970,000	United Mexican States, 8.30%, 8/15/31	2,566

		7,314

Panama (USD) (4%)
4,590,000	Republic of Panama, 7.25%, 3/15/15	5,095
Peru (PEN) (2%)
4,310,000	Peru Bono Soberano, 9.91%, 5/5/15	1,847
Peru (USD) (7%)
4,100,000	Republic of Peru, 8.375%, 5/3/16	4,990
1,950,000	Republic of Peru, 9.875%, 2/6/15	2,505

		7,495

Philippines (USD) (9%)
2,290,000	Philippine Long Distance Telephone,
	10.50%, 4/15/09	2,422
2,797,000	Republic of Philippines, 7.75% 1/14/31	3,168
2,170,000	Republic of Philippines, 8.00%, 1/15/16	2,496

Principal		Value
or Shares	Security Description	(000)

1,920,000	Republic of Philippines, 9.875%, 1/15/19	$2,477

		10,563

Russia (USD) (12%)
2,040,000	Alrosa Finance SA, 8.875%, 11/17/14	2,197
3,240,000	Gazprom, 7.288%, 8/16/37	3,097
6,875,300	Russia Government International Bond,
	7.50%, 3/31/30	7,917

		13,211

Turkey (USD) (2%)
2,350,000	Republic of Turkey, 8.00%, 2/14/34	2,500
United States (USD) (12%)
4,270,000	U.S. Treasury Bond, 6.125%, 11/15/27	5,171
2,095,000	U.S. Treasury Note, 2.75%, 2/28/13	2,069
6,250,000	U.S. Treasury Note, 3.50%, 2/15/18	6,119

		13,359

Uruguay (USD) (3%)
2,800,000	Republic of Uruguay, 8.00%, 11/18/22	3,122
Uruguay (UYU) (2%)
49,432,703	Republica Orient Uruguay, 5.00%, 9/14/18	2,763
Venezuela (USD) (4%)
3,720,000	Republic of Venezuela, 8.50%, 10/8/14	3,497
1,740,000	Republic of Venezuela, 9.25%, 9/15/27	1,588

		5,085

Vietnam (USD) (2%)
1,740,000	Republic of Vietnam 144A,
	6.875%, 1/15/16 (b)	1,831

Total Bonds (Cost - $117,876)		118,917

Investment Company (Cost - $4,534) (4%)
4,533,901	Cash Reserves Money Market Fund *	4,534

Total (Cost - $122,410) (a) (108%)		123,451
Liabilities in excess of Other Assets (-8%)		(9,318)

Net Assets (100%)		$114,133

*	Affiliated investment
All of the s1ecurities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,770
Unrealized depreciation	(1,729)

Net unrealized appreciation	$1,041

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report    30

Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
6/18/08	Chilean Peso (Sell 1,355,300)	460.9333	$2,943	$ 24
7/15/08	Ukraine Hryvnia (Buy 13,900)	5.0385	2,816	95
5/20/08	Poland Zloty (Buy 5,330)	2.2202	2,399	33
12/31/08	Russian Ruble (Buy 67,585)	23.9681	2,810	99
5/15/08	Singapore Dollar (Buy 1,064)	1.3598	784	1
5/15/08	Singapore Dollar (Buy 1,273)	1.3598	938	18
7/24/08	Zambian Kwacha (Buy 5,696,000)	3601.0000	1,580	119

				$ 389

Liabilities:
5/15/08	Brazilian Real (Sell 4,614)	1.7051	$2,714	$ (1)
12/31/08	Euro (Sell 847)	1.5425	1,304	(70)
5/20/08	Hungary Forint (Sell 387,930)	162.2600	2,397	(38)
6/18/08	Malaysian Ringgit (Buy 3,770)	3.1524	1,193	(2)
6/18/08	New Taiwan Dollar (Buy 14,290)	30.3523	470	(5)
6/18/08	New Taiwan Dollar (Buy 54,970)	30.3523	1,809	(4)
6/18/08	Philippines Peso (Buy 38,240)	42.2643	903	(16)

				$ (136)

Open Swap Contracts (000s)

	Fund			Unrealized
Contract	Receives	Expiration	Notional	Appreciation
Type	(Pays)	Date	Principal	(Depreciation)

Asset:
Brazil Total Return Swap	(4.64%)	Jan-14	BRL 3,500	$ 557
Egypt Total Return Swap	(5.66%)	Jul-08	EGP 13,600	187
South Africa Interest Rate Swap	(9.53%)	Feb-18	ZAR 30,800	193

				$ 937

Liability:
Nigerian Total Return Swap	(3.73%)	Dec-08	NGN 193,900	$ (11)

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Depreciation
Contracts	Contract Type	Date	(000s)	(000s)

61	U.S. Treasury 2 Year Note Future	Jun-08	$12,974	$ (138)

See notes to financial statements.
31    Payden Mutual Funds

The Fund seeks growth of capital and some current income by generally investing in large cap value stocks with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Exchange Traded Funds	20%
Financial	18%
Energy	15%
Industrial	14%
Utilities	7%
Other	26%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (79%)
Consumer Discretionary (6%)
16,900	General Motors Corp.	$392
21,900	Genuine Parts Co.	930
13,700	International Speedway Corp.	581
18,700	McDonald’s Corp.	1,114
84,200	Time Warner Inc.	1,250

		4,267

Consumer Staples (3%)
26,600	Procter & Gamble Co.	1,784
Energy (15%)
9,800	Apache Corp.	1,320
24,200	Chevron Corp.	2,327
19,000	ConocoPhillips	1,637
36,400	Exxon Mobil Corp.	3,388
16,400	Occidental Petroleum Corp.	1,365

		10,037

Financial (18%)
19,500	American International Group, Inc.	901
49,200	Banco Bilbao Vizcaya Argentaria, S.A.	1,128
41,200	Bank of America Corp.	1,547
50,700	Citigroup Inc.	1,281
42,100	JPMorgan Chase & Co.	2,006
13,900	Lincoln National Corp.	747
7,900	Loews Corp.	333
14,500	MetLife, Inc.	882
16,400	Prudential Financial Inc.	1,242
25,600	Wachovia Corp.	746
38,200	Wells Fargo & Co.	1,136

		11,949

Healthcare (6%)
21,000	Johnson & Johnson	1,409
81,400	Pfizer, Inc.	1,637
18,600	Thermo Fisher Scientific, Inc. (b)	1,076

		4,122

Industrial (14%)
36,600	AMR Corp.	321
71,800	Covanta Holding Corp. (b)	1,912
11,700	Eaton Corp.	1,028
19,800	GATX Corp.	871
68,100	General Electric Co.	2,227
17,700	Honeywell International Inc.	1,051
34,900	Pitney Bowes Inc.	1,260
17,800	USG Corp. (b)	629

		9,299

Principal		Value
or Shares	Security Description	(000)

Materials (4%)
19,200	Dow Chemical Co.	$771
14,500	Newmont Mining Corp.	641
16,500	Nucor Corp.	1,246

		2,658

Technology (1%)
44,100	JDS Uniphase Corp. (b)	631
Telecommunication (5%)
53,100	AT&T Inc.	2,056
580	FairPoint Communications, Inc.	5
30,800	Verizon Communications Inc.	1,185

		3,246

Utilities (7%)
44,100	Pepco Holding, Inc.	1,099
24,300	PG & E Corp.	972
17,600	Sempra Energy	996
45,400	Southern Co.	1,690

		4,757

Total Common Stocks (Cost - $54,036)		52,750

Exchange Traded Funds (Cost - $12,055) (20%)
172,500	iShares Russell 1000 Value Index Fund	13,198
Investment Company (Cost - $508) (1%)
507,587	Cash Reserves Money Market Fund *	508

Total (Cost - $66,599) (a) (100%)		66,456
Other Assets, net of Liabilities (0%)		3

Net Assets (100%)		$66,459

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$6,116
Unrealized depreciation	(6,259)

Net unrealized depreciation	$(143)

(b)	Non-income producing security.

See notes to financial statements.
     Semi-Annual Report     32

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in investment grade debt and other income-producing securities with an average portfolio maturity of five years, stock index futures and equity index swap contracts.

Credit Quality - percent of value

AAA	51%
AA	4%
A	12%
BBB	25%
BB or below	8%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (78%)
Asset Backed (7%)
1,100,000	Capital Auto Receivables Asset Trust, 2.81%, 2/15/11	$1,077
200,000	Caterpillar Financial Asset Trust, 3.005%, 4/27/09	200
258,036	Chase Funding Mortgage Loan, 3.555%, 11/25/32	240
300,000	Ford Credit Floorplan Master Owner Trust, 3.16%, 6/15/11	287
300,000	Ford Credit FloorPlan Master Owner Trust, 2.86%, 5/15/10	300
321,051	Landmark Mortgage Securities Plc., 6.179%, 6/17/38 (c)	599
400,000	MBNA Credit Card Master Note Trust, 2.65%, 11/15/10	400
73,849	Option One Mortgage Loan Trust, 4.02%, 2/25/32	50
70,766	Structured Asset Investment Loan Trust, 3.395%, 9/25/34	63
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	205

		3,421

Corporate (33%)
55,000	Allegheny Energy Supply, 7.80%, 3/15/11	58
171,063	AMC Entertainment Inc., 4.10%, 1/26/13 (d)	163
250,000	Astrazeneca PLC, 3.238%, 9/11/09	250
35,000	Ball Corp., 6.875%, 12/15/12	36
900,000	Bear Stearns Co., 3.13%, 1/31/11	870
300,000	Boyd Gaming Corp., 7.75%, 12/15/12	282
250,000	BP Capital Markets PLC, 3.01%, 3/17/10	250
300,000	Caterpillar Financial Services Corp., 3.57%, 2/8/10	298
275,000	Citizens Communications, 9.25%, 5/15/11	292
260,000	Clear Channel Communication, 4.25%, 5/15/09	248
715,000	Comcast Corp., 3.01%, 7/14/09	702
615,000	CVS Caremark Corp., 3.37%, 6/1/10	597
250,000	DaimlerChrysler NA Holding, 3.21%, 3/13/09	248
500,000	DaimlerChrysler NA Holding, 3.56%, 8/3/09	493
180,000	Echostar DBS Corp., 5.75%, 10/1/08	180
160,000	Ford Motor Credit Co., 7.25%, 10/25/11	144
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	160
266,667	Georgia-Pacific Corp., 4.74%, 12/20/12 (d)	256
16,667	Georgia-Pacific Corp., 4.74%, 12/20/12 (d)	16
33,333	Georgia-Pacific Corp., 5.085%, 12/20/12 (d)	32
25,458	Georgia-Pacific Corp., 5.085%, 12/20/12 (d)	24
350,000	Goldman Sachs Group Inc., 3.15%, 11/16/09	345
285,000	Hertz Corp., 8.875%, 1/1/14	289
350,000	Hewlett-Packard Co., 2.86%, 6/15/10	346
410,000	Hospira Inc., 3.17%, 3/30/10	396
330,000	Hutchison Whamp International Ltd. 144A, 5.45%, 11/24/10 (b)	338
225,000	IBM International Group Capital, 3.25%, 7/29/09	226
250,000	John Deere Capital Corp., 3.53%, 2/26/10	250
170,000	KB Home, 8.625%, 12/15/08	173
450,000	Masco Corp., 3.20%, 3/12/10	418
180,000	MGM Mirage Inc., 6.00%, 10/1/09	180
285,000	National Rural Utilities, 5.75%, 8/28/09	291
260,000	Pepsi Bottling Holdings Inc. 144A, 5.625%, 2/17/09 (b)	264
250,000	Procter & Gamble International FN, 3.285%, 8/19/09	250
425,000	Progress Energy Inc., 3.46%, 11/14/08	423

Principal		Value
or Shares	Security Description	(000)

500,000	Prologis, 3.34%, 8/24/09	$482
470,000	Safeway Inc., 3.00%, 3/27/09	466
275,000	SBC Communications Inc., 3.27%, 11/14/08	275
1,960,000	SLM Corp., 3.06%, 7/27/09	1,814
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	174
133,000	Sprint Nextel Corp., 3.07%, 6/28/10	115
650,000	Telecom Italia Capital, 3.353%, 2/1/11	603
300,000	Time Warner Inc., 3.30%, 11/13/09	290
800,000	Transocean, Inc., 3.21%, 9/5/08	798
185,000	Unisys Corp., 6.875%, 3/15/10	179
175,000	Verizon Communications, 2.73%, 4/3/09	174
250,000	Wachovia Corp, 6.375%, 1/15/09	253
290,000	Wal-Mart Stores Inc., 6.875%, 8/10/09	303
500,000	Western Union Co., 3.22%, 11/17/08	497

		16,211

Foreign Government (4%)
280,000	Republic of Brazil, 11.00%, 1/11/12	344
290,000	Republic of Colombia, 10.00%, 1/23/12	344
300,000	Republic of Philippines, 9.875%, 3/16/10	330
600,000	South Africa, 9.125%, 5/19/09	639
350,000	United Mexican States, 3.41%, 1/13/09	351

		2,008

Mortgage Backed (19%)
250,000	Arkle Master Issuer Plc 144A, 3.45%, 2/17/52 (b)	216
129,266	Banc of America Funding Corp., 7.069%, 6/20/35	110
9,695	Bear Stearns Mortgage Trust, 6.189%, 4/25/33	10
310,529	Business Mortgage Finance PLC, 5.85%, 8/15/45 (c)	591
16,854	Drexel Burnham Lambert CMO Trust, 3.459%, 5/1/16	17
281,696	FH 847515 ARM, 6.584%, 2/1/34	285
688,354	FHR 2893 PA, 4.00%, 4/15/25	690
958,388	FHR 3279 PA, 5.50%, 2/15/23	977
105,088	First Republic Mortgage Loan Trust, 3.11%, 11/15/32	104
299,911	FN 661027 ARM, 4.28%, 7/1/27	305
118,331	FN 708712 ARM, 4.317%, 6/1/33	119
620,882	FN 865488 ARM, 6.315%, 2/1/36	636
988,014	FNR 06-27 BF, 3.19%, 4/25/36	966
824,533	FNW 2004-W2 4A, 6.37%, 2/25/44	821
76,944	GNR 01-47 FA, 3.11%, 9/16/31	77
250,000	Grace Church Mortgage Financing PLC 144A, 3.46%, 11/20/56 (b)	211
300,000	Granite Master Trust PLC, 3.14%, 12/17/54	210
360,668	Harborview Mortgage Loan Trust, 7.141%, 1/19/35	357
150,000	Holmes Master Issuer Plc 144A, 3.10%, 7/15/40 (b)	131
193,465	Mellon Residential Funding Corp., 3.14%, 8/15/32	192
263,682	MLCC Mortgage Investors, Inc., 6.55%, 8/25/29	257
117,623	Morgan Stanley Mortgage Loan Trust, 6.74%, 7/25/34	106
200,000	Permanent Master Issuer Plc, 3.11%, 7/17/42	191
900,110	Sequoia Mortgage Trust, 3.00%, 7/20/36	808
148,039	Sequoia Mortgage Trust, 3.20%, 10/20/27	136
197,590	Structured Asset Mortgage Investments Inc., 6.38%, 2/19/35	197
262,737	Structured Asset Mortgage Investments Inc., 6.62%, 7/25/32	255
39,505	Structured Asset Securities Corp., 7.12%, 8/25/32	39
231,546	Washington Mutual, 3.04%, 6/25/44	221

		9,235

33    Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (15%)
350,000	FHLB, 2.20%, 4/1/09	$349
750,000	FHLB, 5.00%, 9/18/09	772
2,000,000	FHLB Disc Note, 2.04%, 6/18/08 (e)	1,994
4,000,000	FHLMC Disc Note, 2.07%, 6/12/08 (e)	3,990

		7,105

Total Bonds (Cost - $38,865)		37,980

Exchange Traded Funds (Cost - $7,136) (16%)
56,100	S&P 500 Depository Receipt Trust	7,756
Investment Company (Cost - $2,543) (5%)
2,542,966	Cash Reserves Money Market Fund *	2,543

Total (Cost - $48,544) (a) (99%)		48,279
Other Assets, net of Liabilities (1%)		300

Net Assets (100%)		$48,579

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	Appreciation
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/12/2008	British Pound (Sell 602)	1.9692	$1,191	$ 8
$
Open Swap Contracts (000s)

	Fund
Contract	Receives	Expiration	Notional	Unrealized
Type	(Pays)	Date	Principal	Depreciation

Liability:
Interest Rate Swap	(5.503%)	Jun-11	$230	$ (18)
			$

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

	Unrealized appreciation	$733
	Unrealized depreciation	(998)

	Net unrealized depreciation	$(265)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Par in local currency.

(d)	Loan

(e)	Yield to maurity at time of purchase.
Open Future Contracts

				Unrealized
			Current	Appreciation
Number of	Contract	Expiration	Value	(Depreciation)
Contracts	Type	Date	(000s)	(000s)

11	Euro Bund Future	Jun-08	$1,953	$ (7)
43	Euro-Schatz Future	Jun-08	6,951	5
118	S&P 500 Future	Jun-08	40,887	2,339

				$ 2,337

See notes to financial statements.
Semi-Annual Report    34

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Technology	23%
Industrial	15%
Energy	14%
Healthcare	9%
Consumer Staples	9%
Other	30%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (96%)
Consumer Discretionary (8%)
101,500	Comcast Corp.	$2,086
56,500	McDonald’s Corp.	3,366
39,000	Nike Inc. - Cl. B	2,605
82,100	Urban Outfitters (b)	2,812

		10,869

Consumer Staples (9%)
10,900	Bunge Limited	1,244
64,000	Coca-Cola Co.	3,768
25,200	Colgate-Palmolive	1,782
31,300	Costco	2,230
27,800	Procter & Gamble Co.	1,864
23,900	Wal-Mart Stores, Inc.	1,386

		12,274

Energy (14%)
17,200	Apache Corp.	2,316
19,600	EOG Resources, Inc.	2,557
25,200	Exelon Corp.	2,154
32,300	FMC Technologies, Inc. (b)	2,171
66,300	Southwestern Energy (b)	2,805
17,200	Transocean Inc. (b)	2,536
31,500	Valero Energy Corp.	1,539
36,400	XTO Energy	2,252

		18,330

Financial (5%)
40,900	AFLAC Inc.	2,727
9,300	BlackRock, Inc.	1,877
7,200	Goldman Sachs Group, Inc.	1,378

		5,982

Healthcare (9%)
31,800	Baxter International Inc.	1,982
21,100	Becton, Dickinson, and Co.	1,886
33,900	Covance Inc. (b)	2,840
52,300	Gilead Sciences Inc. (b)	2,707
50,000	Thermo Fisher Scientific, Inc. (b)	2,894

		12,309

Industrial (15%)
88,300	ABB Ltd. - ADR	2,708
20,300	Burlington Northern Santa Fe Corp.	2,082
33,000	Deere & Co.	2,774
18,100	Flowserve Corp.	2,246
22,800	Jacobs Engineering Group	1,967
26,400	L-3 Communications Holdings, Inc.	2,942
18,700	Raytheon Co.	1,196
45,800	Stericycle Inc. (b)	2,445
35,900	Tyco International Ltd.	1,680

		20,040

Principal		Value
or Shares	Security Description	(000)

Materials (7%)
26,200	DuPont De Nemours and Co.	$1,281
14,600	Monsanto Co.	1,665
58,300	Owens-Illinois, Inc. (b)	3,215
11,300	Potash Corp. of Saskatchewan Inc.	2,079
15,700	Praxair, Inc.	1,434

		9,674

Technology (23%)
13,100	Apple Computer, Inc. (b)	2,279
49,800	Cisco Systems Inc. (b)	1,277
50,100	Corning Inc.	1,338
41,700	eBay Inc. (b)	1,305
3,200	Google Inc. (b)	1,838
44,400	Hewlett-Packard Co.	2,058
29,600	International Business Machines Corp.	3,573
9,600	MasterCard, Inc.	2,670
36,100	MEMC Electronic Materials, Inc. (b)	2,273
126,200	Mircosoft Corp.	3,598
91,600	Oracle Corp. (b)	1,910
10,900	Research In Motion Ltd. (b)	1,325
43,200	Trimble Navigation Ltd. (b)	1,417
24,800	VMware Inc. (b)	1,653
86,300	Western Digital Corp. (b)	2,502

		31,016

Telecommunication (6%)
28,900	America Movil S.A de C.V	1,674
25,100	China Mobile (Hong Kong) Ltd.	2,167
54,200	Verizon Communications Inc.	2,086
41,200	Vimpel-Communications ADR	1,243

		7,170

Total Common Stocks (Cost - $116,900)		127,664

Investment Company (Cost - $7,540) (6%)
7,539,709	Cash Reserves Money Market Fund *	7,540

Total (Cost - $124,440) (a) (102%)		135,204
Liabilities in excess of Other Assets (-2%)		(2,493)

Net Assets (100%)		$132,711

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$12,743
Unrealized depreciation	(1,979)

Net unrealized appreciation	$10,764

(b)	Non-income producing security.

See notes to financial statements.
35    Payden Mutual Funds

The fund seeks long-term capital appreciation by generally investing in large cap stocks and stock index futures of companies throughout the world and may also hold up to 30% in short sale positions.

Geographic Holdings - percent of value

North America*	81%
Europe/UK	7%
Emerging Markets	7%
Asia	5%

*Cash	61%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost - $498) (10%)
500,000	FNMA Disc Note, 2.09%, 7/2/08 (b)	$498
Exchange Traded Funds (Cost - $1,353) (29%)
17,100	DNB NOR OBX	135
6,400	iShares MSCI Belgium Index Fund	158
1,300	iShares MSCI Brazil Index Fund	117
3,300	iShares MSCI Emerging Market Index Fund	484
2,100	iShares S&P Global Consumer Staples Index Fund	128
1,100	iShares S&P Global Energy Sector Index Fund	161
2,500	iShares S&P Global Healthcare Sector Index Fund	132

1,300	iShares S&P Global Materials Index Fund	107

		1,422

Investment Company (Cost - $3,018) (61%)
3,018,278	Cash Reserves Money Market Fund *	3,018

Total (Cost - $4,869) (a) (100%)		4,938
Other Assets, net of Liabilities (0%)		1

Net Assets (100%)		$4,939

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$71
Unrealized depreciation	(2)

Net unrealized appreciation	$69

(b)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
6/17/08	Australian Dollar (Buy 169)	0.9275	$158	$ 4
6/17/08	Brazilian Real (Sell 57)	1.7174	33	—
6/17/08	Canadian Dollar (Buy 126)	1.0151	125	—
6/17/08	Norwegian Krone (Sell 548)	5.1456	107	1
6/17/08	Singapore Dollar (Buy 28)	1.3581	21	1
6/17/08	South African Rand (Buy 125)	7.6647	16	1

				$ 7

Liabilities:
6/17/08	British Pound (Buy 176)	1.9642	347	(2)
6/17/08	Euro (Buy 366)	1.5572	569	(4)
6/17/08	Hong Kong Dollar (Buy 441)	7.7795	57	—
6/17/08	Japanese Yen (Buy 50,485)	103.0337	485	(12)
6/17/08	New Taiwan Dollar (Buy 851)	30.3534	28	—
6/17/08	South Korean Won (Buy 35,080)	999.4833	35	(1)
6/17/08	Swedish Krona (Buy 240)	6.0086	40	—
6/17/08	Swiss Franc (Buy 118)	1.0315	113	(4)

				$ (23)

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of	Contract	Expiration	Value	(Depreciation)
Contracts	Type	Date	(000s)	(000s)

3	FTSE 100 Index Future	Jun-08	$362	$ 20
2	Hang Seng Index Future	May-08	330	2
8	Mexican Bolsa Index Future	Jun-08	231	(13)
15	NASDAQ 100 E-Mini Future	Jun-08	576	8
3	OMXS30 Index Future	May-08	49	1
6	Russell Mini Future	Jun-08	430	(5)
25	S&P 500 E-Mini Future	Jun-08	1,733	38
1	S&P/TSE 60 Index Future	Jun-08	164	8
1	SPI 200 Index Future	Jun-08	132	1
1	Topix Index Future	Jun-08	129	13

				$ 73

See notes to financial statements.
Semi-Annual Report    36

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value

Russia	32%
Poland	21%
Turkey	13%
Austria	8%
Hungary	7%
Other	19%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (97%)
Consumer Discretionary (2%)
4,899,100	Compa S.A. (b)	$ 2,166
90,000	OAO Magnit (b)	3,929
788,500	Olympic Entertainment Group A.S.	3,130
800,000	Tofas Turk Otomobil Fabrikasi AS	3,046

		12,271

Consumer Staples (6%)
39,000	BIM Birlesik Magazalar A.S.	3,545
222,850	Cherkizovo Group (b)	3,599
26,000	Cherkizovo Group-GDR 144A (b)(c)(e)	420
449,375	Elstar Oils S.A. (b)	1,670
15,400	Gedeon Richter Rt.	3,188
20,000	KRKA d.d.	2,973
1,150	LPP S.A. (b)	1,201
550,000	Ramirent Oyj	9,144
23,950	Wimm-Bill-Dann Foods ADR	2,915
69,400	X5 Retail Group N.V. (b)	2,429

		31,084

Diversified (2%)
1,225,000	Haci Omer Sabanci Holding AS	4,569
2,353,000	Koc Holdings AS	8,112

		12,681

Energy (26%)
260,000	Imperial Energy Corp. PLC (b)	5,622
2,800	INA Industrija Nafte DD 144A(b)(e)	1,281
220,800	LUKOIL, LUK GR, EUR, Frankfurt	19,938
62,200	LUKOIL, LUKOY, USD, OTC	5,617
96,900	MOL Magyar Olaj-es Gazipari Rt.	13,834
655,950	Oao Gazprom - Spon ADR (d)	34,897
1,162,200	OAO Rosneft Oil Co. (b)(e)	11,390
78,000	OMV AG	5,883
1,570,000	Polish Oil & Gas	2,959
633,550	Polski Koncern Naftowy Orlen S.A. (b)	11,994
44,000	Rosneft Oil Co. OAO-GDR 144A (c)	431
402,500	Sibir Energy plc	4,982
1,485,000	Surgutneftegaz	14,479
3,000	Transneft OAO	3,690
125,000	Volga Gas PLC (b)	1,348

		138,345

Financial (31%)
2,883,000	Akbank T.A.S.	15,022
14,294,865	Banca Transilvania	4,468
53,850	Bank Handlowy w Warszawie S.A.	2,052
173,750	Bank Pekao SA	15,122
86,600	Bank Zachodni WBK S.A.	6,346
31,200	BRE Bank SA (b)	5,065
142,400	Erste Bank AG	10,574

Principal		Value
or Shares	Security Description	(000)

583,500	Getin Holding S.A. (b)	$ 3,208
256,400	Globe Trade Centre S.A. (b)	4,239
672,000	Immoeast AG (b)	6,831
84,200	LSR Group O.J.S.C. (b)(e)	1,347
20,700	Orco Property Group	1,745
383,250	OTP Bank Rt. (b)	16,461
846,550	PKO Bank Polski	17,561
85,150	Raiffeisen International Bank-Holding AG	13,799
772,000	Romanian Development Bank	6,992
2,480,000	Sberbank RF	8,072
400,000	Sistema Hals GDR (b)	2,948
2,402,000	Turkiye Garanti Bankasi AS	12,892
3,035,000	Turkiye Is Bankasi	14,030

		168,774

Industrial (4%)
591,700	Akcansa Cimento A.S.	2,503
141,836	AS Merko Ehitus	1,985
185,000	OAO TMK	6,105
400,000	Panevezio Statybos Trestas	1,779
18,050	PBG S.A. (b)	2,401
937,500	Polimex Mostostal S.A.	2,947
4,941,300	Turbomecanica S.A	725
91,000	Wienerberger AG	5,244

		23,689

Materials (7%)
129,800	Cherepovets MK Severstal (d)	3,194
19,500	Evraz Group SA	2,023
225,300	KGHM Polska Miedz S.A.	10,424
372,000	Mining and Metallurgical Company Norilsk Nickel	10,044
105,100	Mining and Metallurgical Company Norilsk Nickel	2,838
135,800	Novopipetsk Steel	6,032
190,000	Peter Hambro Mining plc	4,748

		39,303

Technology (1%)
90,156	Asseco Poland SA	2,732
Telecommunication (13%)
95,000	AFK Sistema (d)	2,888
281,500	Agora SA	5,160
323,700	Cesky Telecom AS	9,896
583,750	Comstar United System (d)	5,779
3,050,000	Hurriyet Gazetecilik ve Matbaacilik A.S. (b)	5,425
827,800	Magyar Tavkozlesi Rt (Matav)	4,415
63,150	Mobile TeleSystems	4,899
497,300	OAO Vimpel-Communications	14,999
1,483,150	Telekomunikacja Polska SA	14,915
429,500	TVN Sa	4,402

		72,778

37    Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Utilities (5%)
309,300	CEZ	$22,923
181,280	Transelectrica SA	1,942

		24,865

Total Common Stocks (Cost - $505,914)		526,522
Investment Company (Cost - $15,959) (3%)
15,958,568	Payden Cash Reserves Money Market Fund	15,959

Total (Cost - $521,873) (a) (100%)		542,481
Liabilities in excess of Other Assets (0%)		(2,339)

Net Assets (100%)		$540,142

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$40,662
Unrealized depreciation	(20,054)

Net unrealized appreciation	$20,608

(b)	Non-income producing security.

(c)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Security appraised at fair value under procedures established by the Board.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
6/17/08	Euro (Sell 44,460)	1.5572	$69,062	$ 413
6/17/08	Poland Zloty (Sell 140,800)	2.2258	63,224	656

				$ 1,069

Liabilities:
5/5/08	Hungary Forint (Buy 316,938)	162.2564	$1,959	$ (11)
5/5/08	Poland Zloty (Buy 1,215)	2.1955	547	(6)
5/5/08	Poland Zloty (Buy 6,841)	2.1955	3,084	(32)
5/5/08	Poland Zloty (Buy 8,985)	2.1955	4,050	(42)
5/2/08	Swedish Krona (Sell 7,321)	5.9944	1,222	(1)
5/5/08	Swedish Krona (Sell 4,809)	6.0214	802	(4)

				$ (96)

See notes to financial statements.
Semi-Annual Report    38

The Fund seeks long-term capital appreciation by generally investing in stocks of issuers of any capitalization organized in Western European countries.

Country Holdings - percent of value

United Kingdom	23%
Germany	21%
France	17%
Spain	9%
Switzerland	9%
Other	21%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (98%)
Consumer Discretionary (5%)
900	Accor Sa	$75
2,200	Daimler AG	171
1,500	Hennse & Mauritz AB	89
1,300	Hugo Boss AG	71
3,050	Industria de Diseno Textil Sa (Inditex)	166
1,750	PSA Peugeot Citreon	123

		695

Consumer Staples (16%)
1,850	Adecco SA	110
3,000	British American Tobacco	113
950	Carrefour SA	67
3,903	Diageo Plc	80
1,500	Fresenius AG	124
8,243	GlaxoSmithKline Plc	183
1,750	Groupe Danone	155
1,150	Hamburger Hafen- und Logistik AG (HHLA)	96
600	Loreal	71
650	Merck KGaA	92
750	Nestle	358
3,950	Novartis Ag	200
600	Pernod-Ricard	69
950	Roche Holding AG	158
1,600	Sanofi Synthelabo SA	125
16,500	Tesco Plc	140
2,050	Unilever NV	69

		2,210

Diversified (1%)
950	LVMH Moet Hennessy Louis Vuitton SA	109
Energy (11%)
9,800	BG Group Plc	239
23,340	BP Amoco Plc	282
650	Compagnie Generale de Geophysique	164
5,000	Eni SpA	193
1,350	Fugro N.V.	120
750	Q-Cells AG (b)	88
3,550	Saipem S.p.A.	156
3,200	Total SA	269

		1,510

Financial (25%)
3,700	Aegon Nv	59
1,150	Allianz AG	234
2,200	Axa	82
14,600	Banca Intesa Spa	109
15,050	Banco Santander SA	324
9,000	Barclays Plc	81
1,900	BNP Paribas SA	205
6,000	CGU Plc	75
1,550	Credit Suisse Group	86
1,100	Deutsche Bank AG	132
5,800	Fortis	158
9,200	HBOS Plc	86
18,772	HSBC Holdings Plc	327

Principal		Value
or Shares	Security Description	(000)

13,100	IG Group Holdings PLC	$94
1,150	KBC Bankverzekerings Holdings	156
8,400	Lloyds TSB Group Plc	72
9,350	Man Group plc	108
1,900	National Bank of Greece	105
2,050	OTP Bank Rt. (b)	88
8,150	Prudential Plc	111
14,450	Royal Bank of Scotland Group Plc	99
3,300	Sampo Oyj	93
5,291	Scor SE	128
5,950	SNS Reaal	126
500	Societe Generale (b)	59
4,900	UBS AG	8
4,300	UBS AG-Reg (b)	145
27,050	UniCredit	205

		3,554

Healthcare (2%)
1,950	Beiersdorf AG	166
2,750	Grifols S.A.	77

		243

Industrial (7%)
4,400	ABB Ltd (b)	135
900	AMG Advanced Metallurgical Group N.V. (b)	62
23,850	British Aerospace	220
2,900	CRH Plc	111
700	Lafarge	126
4,800	Philips Electronics NV	180
1,950	Siemens AG	229

		1,064

Materials (8%)
2,350	ArcelorMittal	208
2,350	Bayer Ag	200
850	BASF Ag	121
800	Linde AG	117
2,319	Rio Tinto Plc	271
3,300	Vedanta Resources PLC	147
400	Wacker Chemie AG	99

		1,164

Technology (2%)
3,950	Indra Sisteamas, S.A.	108
4,150	SAP AG	209

		317

Telecommunication (14%)
11,000	Deutsche Telekom AG	198
2,900	France Telecom	91
1,000	Iliad S.A.	106
3,100	JC Decaux	89
4,150	M6 Metropole Television	96
6,350	Nokia Oyj	195
5,750	SES	142
10,166	Telefonica S.A.	294
4,950	United Internet AG	106

39    Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

2,000	Vivendi Universal	$81
117,448	Vodafone Group PLC	373
5,100	Wolters Kluwer-Cva	137
6,800	WPP Group plc	83

		1,991

Utilities (7%)
1,500	E.ON AG	305
3,250	Fortum Oyj	138
13,564	Iberdrola S.A.	199
4,300	National Grid PLC	60
1,450	Red Electrica de Espana	94
750	RWE AG	86
1,600	Suez SA	113

		996

Total (Cost - $12,719) (a) (98%)		13,852
Other Assets, net of Liabilities (2%)		290

Net Assets (100%)		$14,142

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	1,877
Unrealized depreciation	(744)

Net unrealized appreciation	1,133

(b)	Non-income producing security.
Open Forward Currency Contracts to USD

			Contract
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
5/2/2008	British Pound (Sell 191)	1.9673	$ 388	$ (2)
5/2/2008	Euro (Sell 175)	1.5543	273	—
5/5/2008	Euro (Sell 340)	1.5543	531	(1)
5/6/2008	Hungary Forint (Sell 2,423)	162.8000	15	—
5/5/2008	Swedish Krona (Sell 72)	6.0214	12	—

				$ (3)

See notes to financial statements.
Semi-Annual Report    40

The Fund seeks long-term capital appreciation by generally investing in non-U.S. real estate equity securities in developed countries.

Country Holdings- percent of value

United States	15%
Australia	13%
Hong Kong	12%
Japan	10%
United Kingdom	10%
Other	40%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (86%)
Diversified (42%)
9,700	British Land Company PLC	$162
3,800	Brookfield Asset Management	124
96	Brookfield Infrastructure Partners	2
26,000	Capitaland Ltd.	130
68,000	China Overseas Land & Investment Ltd. (b)	143
4,000	China Overseas Land & Investment Ltd. Warrants	2
6,400	Globe Trade Centre S.A. (b)	106
10,500	Goodman Group	45
18,000	Hang Lung Properties Ltd.	73
8,000	Henderson Land Development Co. Ltd.	61
5	Japan Real Estate Investment Corp.	59
4,500	Land Securities Group PLC	137
6,000	Mitsui Fudosan Co Ltd.	150
34,800	Naim Cendera Holdings Berhad	42
1,400	PSP Swiss Property AG-Reg (b)	87
33,000	Shimao Property Holdings Ltd.	66
50,600	SP Setia Berhad	68
10,400	Stockland	71
3,000	Sun Hung Kai Properties Ltd.	53
6,000	Tokyu Land Corp.	44
800	Unibail	206
35,200	Valad Property Group	32
31,000	Wheelock and Co. Ltd.	97

		1,960

Financial (11%)
10,700	Brixton plc	63
17,000	CapitaMall Trust	44
800	Corio NV	75
4,200	Desarrolladora Homex S.A. de C.V. (b)	42
20,000	Hang Lung Group Ltd.	108
40,000	Johnnic Holdings Ltd.	70
1,100	Nexity	49
700	Simon Property Group Inc.	70

		521

Industrial (3%)
95,400	Malaysian Resources Corp. Berhad (b)	45
56,000	Mapletree Logistics Trust	42
150,100	SA Corporate Real Estate Fund (b)	57

		144

Office (5%)
1,100	CoStar Group Inc. (b)	53
75,200	ING Office Fund	99
7	Nippon Building Fund Inc.	91

		243

Real Estate Investment Trust (16%)
43,000	CFS Retail Property Trust	91
1,300	DIC Asset AG	42
7	Global One Real Estate Investment Co., Ltd.	76
22,000	Hongkong Land Holdings Ltd.	100
12,800	IOI Properties Berhad	45

Principal		Value
or Shares	Security Description	(000)

30,700	Macquarie Leisure Trust Group	$69
4,600	Norwegian Property ASA	40
56,000	Parkway Life Real Estate Investment Trust	50
872,400	Quality Houses Public Company Ltd. (c)	72
9,200	Segro PLC	84
52,000	Suntec Real Estate Investment Trust	58

		727

Regional Malls (6%)
15,460	Westfield Group	266
Residential (3%)
4,900	DAIBIRU Corp.	52
86,900	Fountainhead Property Trust	65
50,300	ING Real Estate Community Living Group	36

		153

Total Common Stocks (Cost - $4,384)		4,014
U.S. Government Agency (Cost - $248) (6%)
250,000	FNMA Disc Note, 0.00%, 10/8/08	248
Investment Company (Cost - $313) (7%)
313,016	Payden Cash Reserves Money Market Fund	313

Total (Cost - $4,945) (a) (99%)		4,575
Other Assets, net of Liabilities (1%)		66

Net Assets (100%)		$4,641

All of the securities except the Cash Reserves Money Market Fund are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$135
Unrealized depreciation	(505)

Net unrealized depreciation	$(370)

(b)	Non-income producing security.

(c)	Security appraised at fair value under procedures established by the Board.

41    Payden Mutual Funds

Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
6/17/2008	Australian Dollar (Buy 281)	0.9275	$ 263	$ 7
6/17/2008	Canadian Dollar (Buy 273)	1.0151	271	1
6/17/2008	Hong Kong Dollar (Sell 763)	7.7795	98	—

				$ 8

Liabilities:
6/17/2008	Brazilian Real (Buy 74)	1.7174	$ 43	$ (1)
6/17/2008	British Pound (Buy 91)	1.9642	180	(1)
6/17/2008	Euro (Buy 384)	1.5572	596	(3)
6/17/2008	Japanese Yen (Buy 52,834 )	103.0337	507	(12)
6/17/2008	Malaysian Ringgit (Sell 670)	3.1524	212	(2)
6/17/2008	South African Rand (Sell 1,564)	7.6647	205	(8)

				$ (27)

See notes to financial statements.
Semi-Annual Report   42

The Fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date (2010) approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	31%
Bond Funds	13%
U.S. stock Funds	36%
International stock Funds	20%

Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $508) (32%)
62,079	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$64
108,829	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	115
59,723	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	63
195,166	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	194
47,233	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	51
19,080	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	24
12,581	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	14

		525

Exchange Traded Funds (Cost - $560) (32%)
371	iShares MSCI EMU Index Fund	42
477	iShares MSCI Pacific ex-Japan Index Fund	70
2,237	iShares MSCI United Kingdom Index Fund	51
1,207	SPDR DJ Wilshire International Real Estate ETF	67
692	SPDR Russell/Nomura Prime Japan ETF	35
430	Vanguard Emerging Markets ETF	44
1,811	Vanguard Growth ETF	110
386	Vanguard Small-Cap Growth ETF	26
1,200	Vanguard Small-Cap Value ETF	76

		521

Investment Companies (Cost - $671) (38%)
726	MetzlerPayden European Emerging Markets Fund	26
3,702	Payden Cash Reserves Money Market Fund *	4
3,304	Payden Core Bond Fund *	33
10,345	Payden Global Fixed Income Fund *	90
8,402	Payden GNMA Fund *	83
17,830	Payden U.S. Growth Leaders Fund *	171
18,281	Payden Value Leaders Fund *	218

		625

Total (Cost - $1,739) (a) (102%)		1,671
Liabilities in excess of Other Assets (-2%)		(31)

Net Assets (100%)		$1,640

*    Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$22
Unrealized depreciation	(90)

Net unrealized depreciation	$(68)

See notes to financial statements.
43   Payden Mutual Funds

The Fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date (2020) approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	20%
Bond Funds	21%
U.S. stock Funds	40%
International stock Funds	19%
Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $560) (21%)
69,839	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$72
108,829	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	115
67,188	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	71
211,163	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	210
50,382	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	54
22,658	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	29
16,356	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	18

		569

Exchange Traded Funds (Cost - $868) (31%)
460	iShares MSCI EMU Index Fund	52
738	iShares MSCI Pacific ex-Japan Index Fund	108
4,616	iShares MSCI United Kingdom Index Fund	105
1,400	SPDR DJ Wilshire International Real Estate ETF	78
1,072	SPDR Russell/Nomura Prime Japan ETF	54
799	Vanguard Emerging Markets ETF	82
2,373	Vanguard Growth ETF	146
1,193	Vanguard Small-Cap Growth ETF	80
2,270	Vanguard Small-Cap Value ETF	143

		848

Investment Companies (Cost - $1,408) (49%)
1,124	MetzlerPayden European Emerging Markets Fund	40
200,137	Payden Cash Reserves Money Market Fund *	200
7,672	Payden Core Bond Fund *	77
14,567	Payden Global Fixed Income Fund *	127
19,513	Payden GNMA Fund *	193
33,126	Payden U.S. Growth Leaders Fund *	317
34,838	Payden Value Leaders Fund *	416

		1,370

Total (Cost - $2,836) (a) (101%)		2,787
Liabilities in excess of Other Assets (-1%)		(30)

Net Assets (100%)		$2,757

*	Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$23
Unrealized depreciation	(72)

Net unrealized depreciation	$(49)

See notes to financial statements.
Semi-Annual Report   44

The Fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date (2030) approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bonds	12%
Bond Funds	19%
U.S. stock Funds	44%
International stock Funds	25%
Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury Inflation Indexed Notes (Cost - $269) (12%)
34,365	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$35
56,133	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	59
28,795	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	30
102,382	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	102
26,241	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	28
10,733	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	14
6,291	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	7

		275

Exchange Traded Funds (Cost - $916) (39%)
743	iShares MSCI EMU Index Fund	84
895	iShares MSCI Pacific ex-Japan Index Fund	131
6,064	iShares MSCI United Kingdom Index Fund	139
754	SPDR DJ Wilshire International Real Estate ETF	42
1,300	SPDR Russell/Nomura Prime Japan ETF	66
646	Vanguard Emerging Markets ETF	66
1,917	Vanguard Growth ETF	118
1,286	Vanguard Small-Cap Growth ETF	86
2,169	Vanguard Small-Cap Value ETF	137

		869

Investment Companies (Cost - $1,212) (51%)
1,514	MetzlerPayden European Emerging Markets Fund	53
192,074	Payden Cash Reserves Money Market Fund *	192
6,200	Payden Core Bond Fund *	62
8,240	Payden Global Fixed Income Fund *	72
10,511	Payden GNMA Fund *	104
33,467	Payden U.S. Growth Leaders Fund *	321
29,035	Payden Value Leaders Fund *	347

		1,151

Total (Cost - $2,397) (a) (102%)		2,295
Liabilities in excess of Other Assets (-2%)		(36)

Net Assets (100%)		$2,259

* Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$14
Unrealized depreciation	(116)

Net unrealized depreciation	$(102)

See notes to financial statements.
45   Payden Mutual Funds

The Fund of funds seeks a high level of total return with an increased level of current income and a decreased focus on capital appreciation as its target date (2040) approaches by investing in both debt and equity mutual funds, ETFs and individual securities.

Portfolio Composition - percent of value

Bond Funds	10%
U.S. stock Funds	56%
International stock Funds	34%
Schedule of Investments - April 30, 2008

Principal		Value
or Shares	Security Description	(000)

Exchange Traded Funds (Cost - $1,289) (52%)
1,035	iShares MSCI EMU Index Fund	$117
1,077	iShares MSCI Pacific ex-Japan Index Fund	157
10,378	iShares MSCI United Kingdom Index Fund	237
840	SPDR DJ Wilshire International Real Estate ETF	47
1,926	SPDR Russell/Nomura Prime Japan ETF	98
956	Vanguard Emerging Markets ETF	98
3,682	Vanguard Growth ETF	226
1,430	Vanguard Small-Cap Growth ETF	96
1,672	Vanguard Small-Cap Value ETF	105
744	Vanguard Value ETF	47

		1,228

Investment Companies (Cost - $1,257) (50%)
2,022	MetzlerPayden European Emerging Markets Fund	71
50,969	Payden Cash Reserves Money Market Fund *	50
5,758	Payden Core Bond Fund *	58
6,565	Payden Global Fixed Income Fund *	57
7,027	Payden GNMA Fund *	70
42,144	Payden U.S. Growth Leaders Fund *	405
39,167	Payden Value Leaders Fund *	468

		1,179

Total (Cost - $2,546) (a) (102%)		2,407
Liabilities in excess of Other Assets (-2%)		(36)

Net Assets (100%)		$2,371

*   Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$8
Unrealized depreciation	(147)

Net unrealized depreciation	$(139)

See notes to financial statements.
Semi-Annual Report   46

April 30, 2008
Numbers in 000s

	Payden Cash	Payden
	Reserves	Limited	Payden
	Money	Maturity	Short Bond
	Market Fund	Fund	Fund
ASSETS:
Investments, at value*	$552,824	$110,761	$300,023
Affiliated investments, at value **		8,618	54,407
Repurchase agreement, at cost and value	629,600
Foreign cash***		4
Cash	39
Restricted cash for collateral
Receivable for:
Interest and dividends	2,990	400	2,566
Paydowns		55	47
Investments sold			3,486
Fund shares sold
Futures			80
Swap contracts
Forward currency contracts		26
Receivable from Advisor (Note 3)	43
Other assets	83	21	42

Total Assets	1,185,579	119,885	360,651

LIABILITIES:
Payable for:
Bank overdraft		15
Forward currency contracts
Investments purchased			8
Fund shares redeemed	39
Futures
Swaps		46
Distributions payable	2,292	280	990
Accrued expenses:
Investment advisory fees (Note 3)		18	63
Administration fees (Note 3)	123	12	36
Trustee fees and expenses	20		2
Other liabilities	175	53	144

Total Liabilities	2,649	424	1,243

NET ASSETS	$1,182,930	$119,461	$359,408

NET ASSETS:
Paid in capital	$1,183,136	$130,132	$365,739
Undistributed net investment income (loss)	(54)	165	(95)
Undistributed net realized gains (losses) from investments	(152)	(8,248)	(4,371)
Net unrealized appreciation (depreciation) from:
Investments		(2,614)	(1,865)
Translation of assets and liabilities in foreign currencies		26

NET ASSETS	$1,182,930	$119,461	$359,408

Outstanding shares of beneficial interest (unlimited shares authorized, $0.001 par value)	1,183,079	12,657	35,858

NET ASSET VALUE — offering and redemption price per share in whole dollars	$1.00	$9.44	$10.02

*	Investments, at cost	$1,182,424	$113,329	$301,685
**	Affiliated investments, at cost		8,618	54,407
***	Foreign cash, at cost		4
See notes to financial statements.
47   Payden Mutual Funds

				Payden		Payden
Payden U.S.	Payden		Payden	High	Payden Tax	California	Payden	Payden
Government	GNMA	Payden Core	Opportunity	Income	Exempt	Municipal	Global Short	Global Fixed
Fund	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Income Fund	Bond Fund	Income Fund

$64,723	$297,967	$676,235	$55,704	$175,446	$12,703	$45,474	$72,529	$93,629
1,927	2,572	6,166	358	17,064			2,413	144

								400
				278	43
						55		22

575	954	4,316	401	4,178	158	619	698	1,062
92	16						5
		50,995	3,930				697	6,243
	4
							25	62
			17				25	38
		198	17				131	768
			2
6	19	52	17	32	10	2	14	21

67,323	301,532	737,962	60,446	196,998	12,914	46,150	76,537	102,389

							204
		282	22				11	19
	101,056	224,247	17,474			110	1	6,344

		77	6					14
163	838				35	131

6	26	230		54		13	16	6
6	19	51	4	18	1	4	8	9
	1							1
47	74	230	57	131	25	27	84	99

222	102,014	225,117	17,563	203	61	285	324	6,492

$67,101	$199,518	$512,845	$42,883	$196,795	$12,853	$45,865	$76,213	$95,897

$66,087	$203,739	$537,666	$48,930	$246,433	$12,706	$44,987	$85,274	$97,920
5	(644)	32	10	(149)	28		194	311
73	(4,168)	(23,179)	(5,977)	(43,728)	(26)	(41)	(8,258)	(4,984)

936	591	(1,590)	(74)	(5,761)	145	919	(1,116)	1,915
		(84)	(6)				119	735

$67,101	$199,518	$512,845	$42,883	$196,795	$12,853	$45,865	$76,213	$95,897

6,153	20,140	50,929	4,674	25,273	1,299	4,601	7,755	10,955

$10.91	$9.91	$10.07	$9.17	$7.79	$9.89	$9.97	$9.83	$8.75

$63,787	$297,376	$677,748	$55,789	$181,207	$12,558	$44,555	$73,609	$91,711
1,927	2,572	6,166	358	17,064			2,413	144
								400
See notes to financial statements.
Semi-Annual Report   48

April 30, 2008
Numbers in 000s

	Payden	Payden	Payden
	Emerging	Value	Markets
	Markets	Leaders	Return
	Bond Fund	Fund	Fund
ASSETS:
Investments, at value*	$118,917	$65,948	$45,736
Affiliated investments, at value **	4,534	508	2,543
Repurchase agreement, at cost and value
Foreign cash***
Cash
Restricted cash for collateral	75
Receivable for:
Interest and dividends	2,438	62	270
Paydowns			15
Investments sold	8,776		644
Fund shares sold
Futures	24
Swap contracts	937
Forward currency contracts	389		8
Receivable from Advisor (Note 3)
Other assets	16	8	12

Total Assets	136,106	66,526	49,228

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts	136
Investments purchased	21,651		420
Fund shares redeemed
Futures			157
Swaps	11		18
Distributions payable
Accrued expenses:
Investment advisory fees (Note 3)	46	20	14
Administration fees (Note 3)	11	7	5
Trustee fees and expenses
Other liabilities	118	40	35

Total Liabilities	21,973	67	649

NET ASSETS	$114,133	$66,459	$48,579

NET ASSETS:
Paid in capital	$122,607	$67,460	$55,973
Undistributed net investment income (loss)	(415)	614	127
Undistributed net realized gains (losses) from investments	(10,152)	(1,472)	(9,583)
Net unrealized appreciation (depreciation) from:
Investments	1,829	(143)	2,054
Translation of assets and liabilities in foreign currencies	264		8

NET ASSETS	$114,133	$66,459	$48,579

Outstanding shares of beneficial interest (unlimited shares authorized, $0.001 par value)	8,932	5,565	4,693

NET ASSET VALUE — offering and redemption price per share in whole dollars	$12.78	$11.94	$10.35

*	Investments, at cost	$117,876	$66,091	$46,001
**	Affiliated investments, at cost	4,534	508	2,543
***	Foreign cash, at cost
See notes to financial statements.
49   Payden Mutual Funds

Payden		Metzler/Payden
U.S. Growth	Payden	European	Metzler/Payden	Metzler/Payden	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire	Payden/Wilshire
Leaders	Global	Emerging	European	International	Longevity	Longevity	Longevity	Longevity
Fund	Equity Fund	Market Fund	Leaders Fund	Real Estate Fund	Fund 2010+	Fund 2020+	Fund 2030+	Fund 2040+

$127,664	$1,920	$542,481	$13,852	$4,575	$1,072	$1,457	$1,197	$1,299
7,540	3,018				599	1,330	1,098	1,108

			5	46
1,002

98	3	862	81	22	3	4	2

		8,190	1,580	89

	7	1,069		8
	4			4	11	12	6	9
7	29	59	10	10

136,311	4,981	552,661	15,528	4,754	1,685	2,803	2,303	2,416

			1,330
	23	96	3	27
3,446		11,078		45

	11

64		366	6		17	18	17	17
13	1	52	2
		12
77	7	915	45	41	28	28	27	28

3,600	42	12,519	1,386	113	45	46	44	45

$132,711	$4,939	$540,142	$14,142	$4,641	$1,640	$2,757	$2,259	$2,371

$131,324	$4,776	$487,997	$12,765	$6,064	$1,655	$2,775	$2,365	$2,482
(506)		(3,912)	83	(106)	10	9	5	(1)
(8,871)	37	34,393	168	(928)	43	22	(9)	29

10,764	142	20,608	1,133	(370)	(68)	(49)	(102)	(139)
	(16)	1,056	(7)	(19)

$132,711	$4,939	$540,142	$14,142	$4,641	$1,640	$2,757	$2,259	$2,371

13,822	466	15,327	826	606	165	281	233	251

$9.60	$10.61	$35.24	$17.11	$7.66	$9.94	$9.81	$9.70	$9.45

$116,900	$1,851	$521,873	$12,719	$4,945	$1,094	$1,467	$1,239	$1,360
7,540	3,018				645	1,369	1,158	1,186
			5	46
See notes to financial statements.
Semi-Annual Report   50

Period ended April 30, 2008
Dollars in 000s

	Payden Cash	Payden
	Reserves	Limited	Payden
	Money	Maturity	Short Bond
	Market Fund	Fund	Fund
INVESTMENT INCOME:
Interest income (Note 2)	$16,666	$3,307	$7,408
Dividend income
Dividend income from affiliated investment (Note 2)		147	444
Foreign tax withholding
Investment Income	16,666	3,454	7,852
EXPENSES:
Investment advisory fees (Note 3)	719	211	510
Sub-advisory fees (Note 3)
Administration fees (Note 3)	575	91	218
Distribution fees (Note 3)
Custodian fees	21	4	11
Transfer agent fees	60	17	31
Shareholder servicing fees		19	61
Registration and filing fees	39	32	40
Trustee fees and expenses	60	8	22
Printing and mailing costs	61	6	14
Legal fees	13	2	5
Publication expense	9	4	6
Pricing fees	1	4	6
Fund accounting fees	93	13	32
Insurance	19	3	9
Audit fees	13	12	12
Other expenses	9	1	3
Expenses previously deferred (Note 3)

Gross Expenses	1,692	427	980
Custodian credits (Note 2)	(5)
Expense subsidy (Note 3)	(620)	(94)	(63)

Net Expenses	1,067	333	917

Net Investment Income	15,599	3,121	6,935

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments
Investments	12	(4,265)	539
Foreign currency transactions		(125)
Futures contracts		968	4,388
Swap contracts		(1)	1
Change in net unrealized appreciation (depreciation) from:
Affiliated investments
Investments		(469)	(1,547)
Translation of assets and liabilities in foreign currencies		95
Futures contracts		28	(443)
Swap contracts		(22)	(11)

Net Realized and Unrealized Gains (Losses)	12	(3,791)	2,927

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,611	$(670)	$9,862

See notes to financial statements.
51   Payden Mutual Funds

		Payden		Payden		Payden		Payden
Payden U.S.	Payden	Core	Payden	High	Payden Tax	California	Payden	Global
Government	GNMA	Bond	Opportunity	Income	Exempt	Municipal	Global Short	Fixed Income
Fund	Fund	Fund	Bond Fund	Fund	Bond Fund	Income Fund	Bond Fund	Fund

$1,324	$4,161	$14,256	$1,225	$8,094	$273	$931	$2,161	$2,003
			2
30	69	143	15	173			73	58

1,354	4,230	14,399	1,242	8,267	273	931	2,234	2,061

96	241	812	67	356	22	72	134	143

41	107	348	29	122	8	27	54	57

13	14	43	18	11	1	1	17	34
16	25	36	9	25	7	9	13	18
6	19	72	11	57			41	28
34	25	31	17	24	11		25	37
4	11	37	3	10	1	3	6	6
2	7	15	3	7	1	2	4	8
1	2	7	3	5		1	1	2
2	3	13	3	6	2	2	3	3
2	5	11	8	18	3	1	3	7
8	17	45	6	18	4	6	9	13
2	5	23	2	7		1	3	3
12	11	12	12	10	12	12	15	21
1	2	5		2		1	1	1
				5

240	494	1,510	191	683	72	138	329	381
(2)		(8)	(2)					(3)
(47)	(48)	(19)	(45)		(37)	(21)	(16)	(43)

191	446	1,483	144	683	35	117	313	335

1,163	3,784	12,916	1,098	7,584	238	814	1,921	1,726

								(214)
2,014	3,243	9,325	405	(5,749)	11	35	(3,175)	3,082
		(356)	108				(112)	(4,685)
	(23)	(199)	(20)	434			1,795	54
		(1,972)	(71)	(1,578)			(17)	(163)

								158
347	328	(5,309)	(547)	(1,880)	29	94	(53)	(580)
		94	19				242	1,682
	(23)						(273)	(38)
		31	(166)	119			(20)	(236)

2,361	3,525	1,614	(272)	(8,654)	40	129	(1,613)	(940)

$3,524	$7,309	$14,530	$826	$(1,070)	$278	$943	$308	$786

See notes to financial statements.
Semi-Annual Report   52

Period ended April 30, 2008
Dollars in 000s

	Payden
	Emerging	Payden	Payden
	Markets	Value	Market
	Bond	Leaders	Return
	Fund	Fund	Fund
INVESTMENT INCOME:
Interest income (Note 2)	$4,273		$1,079
Dividend income		$998	80
Dividend income from affiliated investment (Note 2)	77	14	49
Foreign tax withholding

Investment Income	4,350	1,012	1,208

EXPENSES:
Investment advisory fees (Note 3)	294	177	76
Sub-advisory fees (Note 3)
Administration fees (Note 3)	79	42	32
Distribution fees (Note 3)
Custodian fees	31	5	7
Transfer agent fees	14	28	12
Shareholder servicing fees	72	3
Registration and filing fees	16	14	17
Trustee fees and expenses	6	5	3
Printing and mailing costs		2	2
Legal fees	1	1	1
Publication expense	2	2	2
Pricing fees	8	1	5
Fund accounting fees	10	8	7
Insurance	5	2	2
Audit fees	13	12	12
Other expenses		1
Expenses previously deferred (Note 3)	22

Gross Expenses	573	303	178
Custodian credits (Note 2)	(4)
Expense subsidy (Note 3)		(20)	(44)

Net Expenses	569	283	134

Net Investment Income	3,781	729	1,074

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments
Investments	(175)	481	(1,191)
Foreign currency transactions	420		76
Futures contracts	(23)	(1,951)	(5,873)
Swap contracts	(2,386)		395
Change in net unrealized appreciation (depreciation) from:
Affiliated investments
Investments	(4,183)	(8,899)	(1,376)
Translation of assets and liabilities in foreign currencies	299		68
Futures contracts	(138)		(690)
Swap contracts	(802)		(27)

Net Realized and Unrealized Gains (Losses)	(6,988)	(10,369)	(8,618)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,207)	$(9,640)	$(7,544)

(1)	Fund commenced operations on March 31, 2008.
See notes to financial statements.
53   Payden Mutual Funds

		Metzler/
Payden		Payden	Metzler/	Metzler/	Payden/	Payden/	Payden/	Payden/
U.S.	Payden	European	Payden	Payden	Wilshire	Wilshire	Wilshire	Wilshire
Growth	Global	Emerging	European	International	Longevity	Longevity	Longevity	Longevity
Leaders	Equity	Markets	Leaders	Real Estate	Fund	Fund	Fund	Fund
Fund	Fund(1)	Fund	Fund	Fund	2010+	2020+	2030+	2040+

$1	$1	$245	$4	$15	$16	$12	$9
655		2,684	212	65	13	15	27	$24
98	5				8	11	13	10
		(613)	(18)

754	6	2,316	198	80	37	38	49	34

405	3	2,055	62	22
					19	19	19	19
81	1	329	10	3	1	1	2	1
					2	3	3	3
7	1	320	11	8
16	1	124	7	6	10	10	11	9
46		613	4
15	1	25	7	10	10	10	9	9
6	1	37	1
3		78	3		(6)	(6)	(8)	(6)
2		19	1
4		6	1
1		4	6	3		1
13		20	20	21	20	20	20	20
3	1	19	1
11	5	13	13	13	8	8	9	8
1
34		449

648	14	4,111	147	86	64	66	65	63
		(1)
	(8)		(32)	(54)	(56)	(56)	(54)	(55)

648	6	4,110	115	32	8	10	11	8

106	—	(1,794)	83	48	29	28	38	26

						(3)	(27)
(6,226)	1	44,320	189	(533)	43	25	19	30
	(3)	(4,252)	(15)	(17)
(2,544)	39			(182)

					(62)	(62)	(115)	(120)
(7,828)	69	(96,854)	(2,011)	(644)	(86)	(68)	(155)	(154)
	(16)	988	(8)	(19)
	73

(16,598)	163	(55,798)	(1,845)	(1,395)	(105)	(108)	(278)	(244)

$(16,492)	$163	$(57,592)	$(1,762)	$(1,347)	$(76)	$(80)	$(240)	$(218)

See notes to financial statements.
Semi-Annual Report   54

Six months ended April 30, 2008 and year ended October 31, 2007
Numbers in 000s

	Payden		Payden		Payden
	Cash Reserves Money Market Fund		Limited Maturity Fund		Short Bond Fund
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$15,599	$29,101	$3,121	$7,754	$6,935	$14,443
Net realized gains (losses) on investments	12	4	(3,423)	(854)	4,928	(586)
Change in net unrealized appreciation/depreciation			(368)	(2,110)	(2,001)	1,698

Change in Net Assets Resulting from Operations	15,611	29,105	(670)	4,790	9,862	15,555

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(15,599)	(29,101)	(3,014)	(7,651)	(6,968)	(14,569)
Net realized gains from investments					(35)
Return of capital				(65)		(4)

Change in Net Assets from Distributions to Shareholders	(15,599)	(29,101)	(3,014)	(7,716)	(7,003)	(14,573)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	14,600,957	19,669,033	51,690	123,693	143,986	109,217
Reinvestment of distributions	8,886	23,189	2,665	7,618	5,753	13,792
Cost of fund shares redeemed	(14,033,322)	(19,693,258)	(80,692)	(143,224)	(133,620)	(104,147)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	576,521	(1,036)	(26,337)	(11,913)	16,119	18,862

Total Change in Net Assets	576,533	(1,032)	(30,021)	(14,839)	18,978	19,844

NET ASSETS:
Beginning of period	606,397	607,429	149,482	164,321	340,430	320,586

End of period	$1,182,930	$606,397	$119,461	$149,482	$359,408	$340,430

Accumulated net investment income/(loss)	$(54)	$(54)	$165	$58	$(95)	$(62)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	606,558	607,594	15,472	16,639	34,214	32,307

Shares sold	14,600,957	19,669,033	5,367	12,623	14,298	11,023
Shares issued in reinvestment of distributions	8,886	23,189	279	775	570	1,391
Shares redeemed	(14,033,322)	(19,693,258)	(8,461)	(14,565)	(13,224)	(10,507)

Change in shares outstanding	576,521	(1,036)	(2,815)	(1,167)	1,644	1,907

Outstanding shares at end of period	1,183,079	606,558	12,657	15,472	35,858	34,214

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	26,459	89,767	7,450	119,133
Sale of investments (excluding government)	—	—	51,995	74,346	104,390	109,006
Purchase of government securities	—	—	9,259	66,766	155,046	275,988
Sale of government securities	—	—	2,698	60,239	78,660	240,921
See notes to financial statements.
55   Payden Mutual Funds

Payden		Payden		Payden		Payden		Payden
U.S. Government Fund		GNMA Fund		Core Bond Fund		Opportunity Bond Fund		High Income Fund
2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

$1,163	$2,270	$3,784	$7,520	$12,916	$39,123	$1,098	$3,986	$7,584	$19,161
2,014	(112)	3,220	(149)	6,798	(7,161)	422	(1,471)	(6,893)	1,776
347	740	305	188	(5,184)	(5,017)	(694)	69	(1,761)	(4,177)

3,524	2,898	7,309	7,559	14,530	26,945	826	2,584	(1,070)	16,760

(1,156)	(2,274)	(4,400)	(7,940)	(12,884)	(39,052)	(1,088)	(4,052)	(7,773)	(19,788)
(12)		(9)
	(1)				(187)		(5)		(35)

(1,168)	(2,275)	(4,409)	(7,940)	(12,884)	(39,239)	(1,088)	(4,057)	(7,733)	(19,823)

70,560	30,353	56,993	47,449	24,180	165,766	5,533	18,203	28,365	173,819
987	2,252	3,276	7,235	12,567	36,327	1,075	3,871	7,072	17,810
(62,646)	(19,182)	(26,502)	(33,128)	(213,154)	(398,762)	(18,808)	(79,676)	(84,890)	(196,709)
								68	7

8,901	13,423	33,767	21,556	(176,407)	(196,669)	(12,200)	(57,602)	(49,385)	(5,073)

11,257	14,046	36,667	21,175	(176,761)	(208,963)	(12,462)	(59,075)	(58,188)	(8,136)

55,844	41,798	162,851	141,676	687,606	896,569	55,345	114,420	254,983	263,119

$67,101	$55,844	$199,518	$162,851	$512,845	$687,606	$42,883	$55,345	$196,765	$254,983

$5	$(2)	$(644)	$(28)	$32	$—	$10	$—	$(149)	$—

5,286	3,993	16,745	14,534	68,284	87,663	5,982	12,216	31,568	32,321

6,506	2,905	5,750	4,882	2,383	16,437	597	1,964	3,647	20,985
91	215	330	746	1,238	3,609	116	419	917	2,181
(5,730)	(1,827)	(2,685)	(3,417)	(20,976)	(39,425)	(2,021)	(8,617)	(10,859)	(23,919)

867	1,293	3,395	2,211	(17,355)	(19,379)	(1,308)	(6,234)	(6,295)	(753)

6,153	5,286	20,140	16,745	50,929	68,284	4,674	5,982	25,273	31,568

—	—	—	—	93,930	705,822	7,306	84,755	8,239	176,401
—	—	—	—	261,386	647,884	21,606	104,346	68,815	152,855
106,382	86,322	54,504	165,763	1,243,776	1,838,716	109,937	160,534	1,043	937
104,093	62,506	3,074	92,863	1,163,687	1,947,259	93,960	188,310	1,030	15,926
See notes to financial statements.
Semi-Annual Report    56

Six months ended April 30, 2008 and year ended October 31, 2007
Numbers in 000s

	Payden		Payden		Payden
	Tax Exempt Bond Fund		California Municipal Income Fund		Global Short Bond Fund
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$238	$492	$814	$1,571	$1,921	$6,613
Net realized gains (losses) on investments	11	65	35	(48)	(1,509)	(1,091)
Change in net unrealized appreciation depreciation	29	(181)	94	(374)	(104)	(165)

Change in Net Assets Resulting from Operations	278	376	943	1,149	308	5,357

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(238)	(492)	(814)	(1,571)	(1,854)	(6,271)
Net realized gains from investments
Return of capital						(63)

Change in Net Assets from Distributions to Shareholders	(238)	(492)	(814)	(1,571)	(1,854)	(6,334)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	1,161	1,050	3,863	7,650	28,070	35,086
Reinvestment of distributions	199	482	643	1,466	1,737	5,965
Cost of fund shares redeemed	(2,569)	(3,156)	(4,219)	(6,481)	(71,779)	(101,146)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	(1,209)	(1,624)	287	2,635	(41,972)	(60,095)

Total Change in Net Assets	(1,169)	(1,740)	416	2,213	(43,518)	(61,072)

NET ASSETS:
Beginning of period	14,022	15,762	45,449	43,236	119,731	180,803

End of period	$12,853	$14,022	$45,865	$45,449	$76,213	$119,731

Accumulated net investment income/(loss)	$28	$28	$—	$—	$194	$127

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,421	1,584	4,573	4,305	11,889	17,808

Shares sold	117	107	386	772	2,814	3,456
Shares issued in reinvestment of distributions	20	49	64	148	174	589
Shares redeemed	(259)	(319)	(422)	(652)	(7,122)	(9,964)

Change in shares outstanding	(122)	(163)	28	268	(4,134)	(5,919)

Outstanding shares at end of period	1,299	1,421	4,601	4,573	7,755	11,889

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	1,257	1,606	3,185	10,868	17,931	55,871
Sale of investments (excluding government)	2,607	3,088	4,109	7,781	51,827	108,128
Purchase of government securities	99	—	1,254	—	36,390	5,956
Sale of government securities	100	—	1,291	—	33,171	3,743
See notes to financial statements.
57   Payden Mutual Funds

Payden		Payden		Payden		Payden		Payden
Global Fixed Income Fund		Emerging Market Bond Fund		Value Leaders Fund		Market Return Fund		U.S. Growth Leaders Fund
2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

$1,726	$5,062	$3,781	$7,201	$729	$1,512	$1,074	$2,916	$106	$(6)
(1,926)	(2,484)	(2,164)	(3,617)	(1,470)	5,629	(6,593)	2,946	(8,770)	11,247
986	1,789	(4,824)	4,836	(8,899)	2,256	(2,025)	1,290	(7,828)	13,287

786	4,367	(3,207)	8,420	(9,640)	9,397	(7,544)	7,152	(16,492)	24,528

(2,417)	(3,406)	(5,078)	(6,217)	(685)	(1,350)	(993)	(2,842)	(612)	(8)
				(2,880)		(1,601)		(6,376)
	(3,043)

(2,417)	(6,449)	(5,078)	(6,217)	(3,565)	(1,350)	(2,594)	(2,842)	(6,988)	(8)

16,594	16,820	13,443	140,577	3,638	10,316	1,379	7,430	41,226	48,406
2,186	5,733	4,847	6,004	3,421	1,296	2,506	2,695	6,836	8
(16,028)	(84,016)	(54,108)	(59,580)	(10,302)	(14,155)	(9,264)	(8,590)	(22,498)	(8,475)
		28	8					2

2,752	(61,463)	(35,790)	87,009	(3,243)	(2,543)	(5,379)	1,535	25,566	39,939

1,121	(63,545)	(44,075)	89,212	(16,448)	5,504	(15,517)	5,845	2,086	64,459

94,776	158,321	158,208	68,996	82,907	77,043	64,096	58,251	130,625	66,166

$95,897	$94,776	$114,133	$158,208	$66,459	$82,907	$48,579	$64,096	$132,711	$130,625

$311	$1,002	$(415)	$882	$614	$570	$127	$46	$(506)	$—

10,649	17,505	11,679	5,267	5,854	6,033	5,231	5,109	11,555	7,429

1,857	1,875	1,018	10,393	303	753	129	621	4,049	5,003
247	643	376	448	263	95	227	226	640	1
(1,798)	(9,374)	(4,141)	(4,429)	(855)	(1,027)	(894)	(725)	(2,422)	(878)

306	(6,856)	(2,747)	6,412	(289)	(179)	(538)	122	2,267	4,126

10,955	10,649	8,932	11,679	5,565	5,854	4,693	5,231	13,822	11,555

86,618	183,570	70,271	227,446	2,032	64,969	3,998	33,783	209,403	245,756
83,159	231,102	106,748	148,687	9,337	59,182	10,983	25,839	194,615	207,608
43,565	108,288	50,788	1,987	—	—	16,913	2,554	—	—
52,277	113,876	39,080	992	—	—	16,968	—	—	—
See notes to financial statements.
Semi-Annual Report   58

Six months ended April 30, 2008 and year ended October 31, 2007
Numbers in 000s

	Payden Global	Metzler/Payden		Metzler/Payden
	Equity Fund	European Emerging Markets Fund		European Leaders Fund
	2008(1)	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)		$(1,794)	$3,587	$83	$294
Net realized gains (losses) on investments	$37	40,068	45,283	174	2,072
Change in net unrealized appreciation (depreciation)	126	(95,866)	106,781	(2,019)	1,943
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	163	(57,592)	155,651	(1,762)	4,309

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income		(782)	(1,656)		(249)
Net realized gains from investments		(51,974)	(11,217)	(2,115)	(1,321)
Return of capital

Change in Net Assets from Distributions to Shareholders	—	(52,756)	(12,873)	(2,115)	(1,570)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	4,779	129,125	504,404	2,323	5,677
Reinvestment of distributions		50,856	12,309	2,068	1,523
Cost of fund shares redeemed	(3)	(136,496)	(216,965)	(4,982)	(6,585)
Proceeds from redemption fees (Note 3)		87	235	2	2

Change in Net Assets from Capital Transactions	4,776	43,572	299,983	(589)	617

Total Change in Net Assets	4,939	(66,776)	442,761	(4,466)	3,356

NET ASSETS:
Beginning of period	—	606,918	164,157	18,608	15,252

End of period	$4,939	$540,142	$606,918	$14,142	$18,608

Undistributed net investment income	$—	$(3,912)	$(1,336)	$83	$—

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	—	14,344	5,400	871	829

Shares sold	466	3,519	14,864	131	299
Shares issued in reinvestment of distributions		1,367	382	115	85
Shares redeemed		(3,903)	(6,302)	(291)	(342)

Change in shares outstanding	466	983	8,944	(45)	42

Outstanding shares at end of period	466	15,327	14,344	826	871

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	1,696	412,089	772,780	2,746	17,879
Sale of investments (excluding government)	345	429,556	490,019	4,237	18,157
Purchase of government securities	—	—	—	—	—
Sale of government securities	—	—	—	—	—

(1)	Fund commenced operations on March 31, 2008.

(2)	Fund commenced operations on February 21, 2007.

(3)	Fund commenced operations on June 28, 2007.
See notes to financial statements.
59   Payden Mutual Funds

Metzler/Payden		Payden/Wilshire		Payden/Wilshire		Payden/Wilshire		Payden/Wilshire
International Real Estate Fund		Logevity Fund 2010+		Logevity Fund 2020+		Logevity Fund 2030+		Logevity Fund 2040+
2008	2007(2)	2008	2007(3)	2008	2007(3)	2008	2007(3)	2008	2007(3)

$48	$56	$29	$6	$28	$5	$38	$3	$26	$(1)
(732)	(210)	43	12	22	12	(8)	13	30	12
(663)	274	(148)	80	(130)	81	(270)	168	(274)	135

			1		1

(1,347)	120	(76)	99	(80)	99	(240)	184	(218)	146

(184)	(11)	(25)		(25)		(36)		(27)
		(13)		(12)		(14)		(12)

(184)	(11)	(38)	—	(37)	—	(50)	—	(39)	—

395	6,812	656	1,876	1,254	1,796	374	2,647	418	2,049
162	10	38		37		50		39
(821)	(495)	(915)		(312)		(706)		(24)

(264)	6,327	(221)	1,876	979	1,796	(282)	2,647	433	2,049

(1,795)	6,436	(335)	1,975	862	1,895	(572)	2,831	176	2,195

6,436	—	1,975	—	1,895	—	2,831	—	2,195	—

$4,641	$6,436	$1,640	$1,975	$2,757	$1,895	$2,259	$2,831	$2,371	$2,195

$(106)	$30	$10	$6	$9	$5	$5	$3	$(1)	$(1)

641	—	186	—	179	—	266	—	205	—

47	692	67	186	130	179	38	266	45	205
19	1	4		4		5		4
(101)	(52)	(92)		(32)		(76)		(3)

(35)	641	(21)	186	102	179	(33)	266	46	205

606	641	165	186	281	179	233	266	251	205

3,237	7,625	226	1,690	935	1,981	346	2,991	617	2,881
3,406	2,258	295	389	277	550	621	719	152	854
—	—	270	750	405	490	146	423	—	—
—	—	389	178	252	117	244	88	—	—
See notes to financial statements.
Semi-Annual Report   60

April 30, 2008
1.     Organization and Related Matters
The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds” and “Longevity Funds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its twenty-one funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.
The Metzler/Payden Investment Group (the “MP Group”) is an
open-end registered investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1910 Act”), as amended. Each of its three funds (each a “Fund,” collectively the “MP Funds”) is a series of the MP Group. The MP Group commenced operations on December 30, 2002. Each of the MP Funds is able to issue unlimited shares at $0.001 par value, and each has been classified as non-diversified.
2.     Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the repotted amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates,
Securities Valuation
Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.
Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.
Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.
Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Fair value pricing may occur when (1) developments occur
(a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.
Investment Transactions and Related Income
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis using the effective interest method. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

61   Payden Mutual Funds

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except U.S. Government, GNMA, the two tax exempt funds and the Longevity Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.
Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
Forward Currency Contracts
The Payden Limited Maturity, Short Bond, Core Bond, Opportunity Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Global Equity, and the MP Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.
These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Options Transactions
Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by

Semi-Annual Report   62

the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
Futures Contracts
The Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.
The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.
Swap Contracts
The Payden Core Bond, Opportunity Bond, and Global Fixed Income Funds have entered into one or more of the following credit default swap agreements. The counterparty to each agreement has agreed to pay (receive) from the Fund an annuity premium, which is based on a notional principal amount of a specific security/index. The annuity premium is (paid) to or received by each Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs the Fund will pay (receive) the notional amount at par and receive (pay) the defaulted security or cash equivalent.

Security	Annuity Premium	Counterparty

CDX NA Investment Grade Index-10 6/20/13	(1.55%)	Morgan Stanley

The Payden Opportunity Bond, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds have entered into one or more of the following total return swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge based on the notional amount in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Financing Change	Counterparty

Brazilian Government, 10%, 1/1/14	4.64%	JP Morgan
Egypt Treasury Bill, 0%, 7/15/08	5.66%	CSFB
Nigeria 0%, 12/4/08	3.73%	CSFB
The Payden Limited Maturity, Emerging Markets Bond, and Market Return Funds have entered into the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB
9.53%	3M JIBAR	JP Morgan
TBA Sale Commitment
Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

63   Payden Mutual Funds

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is
“marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.
Credit Enhancements
Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).
Collateral
Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, U.S. Growth Leaders, Global Equity and MP Funds, which are declared and paid semi-annually, (ii) the Longevity Funds, which are declared and paid annually, and (iii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Federal Income Taxes
It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.
Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Funds tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.
Line of Credit
The Paydenfunds have entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may nor exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.
Affiliated Investment
Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) and the Longevity Funds invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

Semi-Annual Report   64

	Market Value				Market Value
Fund	October 31, 2007	Purchase	Sales	Dividends	April 30, 2008

Investments in Cash Reserves Money Market Fund
Limited Maturity	$883,210	$1,102,214,021	$1,094,479,150	$147,098	$8,618,081
Short Bond	10,167,260	4,014,503,629	3,970,263,531	444,273	54,407,358
U.S. Government	423,425	243,692,572	242,188,831	30,183	1,927,166
GNMA	6,466,602	483,294,744	487,189,197	69,109	2,572,149
Core Bond	10,905,813	1,082,058,568	1,086,798,429	142,871	6,165,952
Opportunity Bond	—	104,435,109	104,077,455	15,341	357,654
High Income	6,529,329	1,207,406,502	1,196,871,398	172,768	17,064,432
Value Leaders	1,250,027	99,548,309	100,290,750	13,898	507,587
Market Return	763,724	382,741,154	380,961,912	48,512	2,542,967
U.S. Growth Leaders	3,719,220	647,516,840	643,696,351	97,996	7,539,709
Global Short Bond	7,100,170	583,138,638	587,826,243	73,495	2,412,565
Global Fixed Income	4,976,724	374,993,009	379,826,106	58,061	143,627
Emerging Markets Bond	5,662,561	594,028,895	595,157,555	76,642	4,533,901
Global Equity	—	55,717,429	52,699,151	4,828	3,018,278
Longevity Fund 2010+	10,355	3,777,757	3,784,410	644	3,702
Longevity Fund 2020+	1,514	5,453,187	5,254,564	757	200,137
Longevity Fund 2030+	47,103	5,454,536	5,309,564	905	192,075
Longevity Fund 2040+	29,178	4,249,996	4,228,204	618	50,970

Investments in Core Bond Fund

Longevity Fund 2010+	$—	$33,812.48	$286.91	$484	$33,270
Longevity Fund 2020+	36,939	46,697	5,862	1,323	77,262
Longevity Fund 2030+	54,194	32,315	23,902	1,575	62,437
Longevity Fund 2040+	42,132	20,300	4,286	1,198	57,984

Investments in Global Fixed Income Fund

Longevity Fund 2010+	$143,419	$7,696	$58,663	$2,833	$90,516
Longevity Fund 2020+	102,089	55,822	28,011	2,652	127,463
Longevity Fund 2030+	108,930	9,611	44,976	2,262	72,103
Longevity Fund 2040+	31,757	27,989	1,459	960	57,448

Investments in GNMA Fund

Longevity Fund 2010+	$76,316	$16,294	$10,777	$1,819	$83,262
Longevity Fund 2020+	120,345	86,467	15,588	3,421	193,370
Longevity Fund 2030+	135,812	10,733	44,867	3,239	104,162
Longevity Fund 2040+	63,359	14,904	9,843	1,648	69,635

Investments in High Income Fund

Global Fixed Income	$4,058,474	$—	$4,002,963	$—	$—

Investments in U.S. Growth Leaders Fund

Longevity Fund 2010+	$180,967	$39,829	$23,956	$627	$71,169
Longevity Fund 2020+	215,033	148,842	20,039	822	318,010
Longevity Fund 2030+	401,785	76,020	88,214	1,600	321,284
Longevity Fund 2040+	356,992	103,431	2,750	1,460	404,587

Investments in Value Leaders Fund

Longevity Fund 2010+	$246,127	$39,127	$31,311	$1,952	$218,280
Longevity Fund 2020+	275,634	204,827	25,986	2,235	415,964
Longevity Fund 2030+	431,834	83,998	94,095	3,660	346,680
Longevity Fund 2040+	419,529	117,767	2,400	3,656	467,658
65   Payden Mutual Funds

Custodian Credits
The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.
Redemption Fee
The High Income, Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders, Global Equity and the MP Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days.
The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.
Other
Shared expenses incurred by the Funds are allocated on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.
3.    Related Party Transactions
Payden & Rygel and Metzler/Payden (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets						3 Year

	Between	Between	Between			Voluntary	Deferred
	0—500	0.5—1	1—2	Over 2	Expense	Expense	Expense
	Million	Billion	Billion	Billion	Guarantee	Limit	Subsidy

Payden Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$2,688,714
Payden Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	737,745
Payden Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	409,559
Payden U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	280,992
Payden GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	164,360
Payden Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	556,623
Payden Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	69,157
Payden High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Payden Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%	250,997
Payden California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	195,094
Payden Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	108,517
Payden Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	62,713
Payden Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
Payden Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	95,595
Payden Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	362,200
Payden U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Payden Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a	8,159
Metzler/Payden European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a	75,039
Metzler/Payden European Leaders	0.75%	0.75%	0.75%	0.75%	1.50%	n/a	426,811
Metzler/Payden International Real Estate	0.85%	0.85%	0.85%	0.85%	1.25%	n/a	161,665
Payden/Wilshire Longevity Fund 2010+			See below		1.40%	n/a	130,807
Payden/Wilshire Longevity Fund 2020+			See below		1.40%	n/a	131,082
Payden/Wilshire Longevity Fund 2030+			See below		1.40%	n/a	131,623
Payden/Wilshire Longevity Fund 2040+			See below		1.40%	n/a	131,772
Semi-Annual Report    66

Payden & Rygel (the “Adviser”) provides investment advisory services to the Longevity Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.10% for the passive fixed income assets over which it has day-to-day investment management responsibility.
Wilshire Associates (the “Sub-adviser”) provides day-to-day investment management to the Longevity Funds including asset allocation through its investment programs. Under the terms of the investment sub-advisory agreement, Wilshire Associates is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.15%, subject to a combined annual minimum fee of $ 150,000.
The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Adviser also voluntarily agreed to temporarily limit certain Fund’s total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 27, 2009 (exclusive of interest and taxes). For the Longevity Funds the Adviser has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including indirect fees and expenses of each underlying fund or ETF, but exclusive of interest and taxes, will not exceed the expense guarantee of that Fund’s average daily net assets on an annualized basis.
Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).
The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is nor considered a liability of each respective Fund, and therefore is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.
Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.12%.
Under a distribution agreement with the Paydenfunds and MP Funds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds. The Longevity Funds have adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%.
Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.
6.    Accounting Pronouncements
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures. As of April 30, 2008 the Funds do not believe that the adoption of SFAS 157 will impact the amounts reported in the financial statements; however, additional disclosure may be required about the inputs used in valuation of financial securities.

67   Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Payden Cash Reserves Money Market Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.02		0.05	0.05	0.03	0.01
Net realized and unrealized gains (losses)	0.00	(3)

Total from investment activities	0.02		0.05	0.05	0.03	0.01

Distributions to shareholders:
From net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)
From net realized gains

Total distributions to shareholders	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	1.76	%(1)	5.16%	4.64%	2.64%	0.99%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,182,930		$606,397	$607,429	$346,878	$348,170
Ratio of gross expense to average net assets	0.35	%(2)	0.36%	0.35%	0.32%	0.32%
Ratio of net expense to average net assets	0.22	%(2)	0.20%	0.20%	0.20%	0.20%
Ratio of investment income less gross expenses to average net assets	3.12	%(2)	4.88%	4.48%	2.51%	0.89%
Ratio of net investment income to average net assets	3.25	%(2)	5.04%	4.63%	2.63%	1.01%
Portfolio turnover rate	n/a		n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund

	2008		2007		2006	2005	2004

Net asset value — beginning of period	$9.66		$9.88		$9.86	$9.92	$9.96

Income (loss) from investment activities:
Net investment income	0.19		0.49		0.42	0.25	0.15
Net realized and unrealized gains (losses)	(0.23)		(0.22)		0.01	(0.04)	(0.03)

Total from investment activities	(0.04)		0.27		0.43	0.21	0.12

Distributions to shareholders:
From net investment income	(0.18)		(0.49)		(0.40)	(0.27)	(0.16)
From net realized gains
Return of capital			(0.00	)(3)	(0.01)

Total distributions to shareholders	(0.18)		(0.49)		(0.41)	(0.27)	(0.16)

Net asset value — end of period	$9.44		$9.66		$9.88	$9.86	$9.92

Total return	(0.37	%)(1)	2.76%		4.41%	2.10%	1.19%

Ratios/supplemental data:
Net assets, end of period (000s)	$119,461		$149,482		$164,321	$294,214	$357,678
Ratio of gross expense to average net assets	0.57	%(2)	0.55%		0.51%	0.46%	0.46%
Ratio of net expense to average net assets	0.44	%(2)	0.41%		0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	3.99	%(2)	4.86%		4.05%	2.44%	1.36%
Ratio of net investment income to average net assets	4.12	%(2)	5.00%		4.16%	2.50%	1.42%
Portfolio turnover rate	80	%(2)	100%		63%	99%	84%

The Fund commenced operations on May 1, 1994.
(1) Not annualized
(2) Annualized
(3) Amount is less than $0.005
See notes to financial statements.
Semi-Annual Report   68

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Payden Short Bond Fund

	2008		2007		2006		2005	2004

Net asset value — beginning of period	$9.95		$9.92		$9.91		$10.21	$10.31

Income (loss) from investment activities:
Net investment income	0.19		0.45		0.41		0.33	0.21
Net realized and unrealized gains (losses)	0.07		0.03		0.01		(0.29)	(0.02)

Total from investment activities	0.26		0.48		0.42		0.04	0.19

Distributions to shareholders:
From net investment income	(0.19)		(0.45)		(0.41)		(0.34)	(0.21)
From net realized gains	(0.00	)(3)						(0.08)
Return of capital			(0.00	)(3)	(0.00	)(3)

Total distributions to shareholders	(0.19)		(0.45)		(0.41)		(0.34)	(0.29)

Net asset value — end of period	$10.02		$9.95		$9.92		$9.91	$10.21

Total return	2.65	%(1)	4.94%		4.37%		0.41%	1.88%

Ratios/supplemental data:
Net assets, end of period (000s)	$359,408		$340,430		$320,592		$360,105	$348,264
Ratio of gross expense to average net assets	0.54	%(2)	0.52%		0.50%		0.45%	0.46%
Ratio of net expense to average net assets	0.50	%(2)	0.47%		0.45%		0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	3.76	%(2)	4.44%		4.13%		3.27%	2.01%
Ratio of net investment income to average net assets	3.80	%(2)	4.49%		4.18%		3.27%	2.02%
Portfolio turnover rate	106	%(2)	110%		91%		121%	175%

The Fund commenced operations on January 1, 1994.

	Payden U.S. Government Fund

	2008		2007		2006		2005	2004

Net asset value — beginning of period	$10.56		$10.47		$10.45		$10.78	$11.06

Income (loss) from investment activities:
Net investment income	0.19		0.45		0.40		0.31	0.27
Net realized and unrealized gains (losses)	0.35		0.09		0.03		(0.31)	(0.02)

Total from investment activities	0.54		0.54		0.43		0.00	0.25

Distributions to shareholders:
From net investment income	(0.19)		(0.45)		(0.41)		(0.33)	(0.27)
From net realized gains	(0.00	)(3)						(0.26)
Return of capital			(0.00	)(3)	(0.00	)(3)

Total distributions to shareholders	(0.19)		(0.45)		(0.41)		(0.33)	(0.53)

Net asset value — end of period	$10.91		$10.56		$10.47		$10.45	$10.78

Total return	5.11	%(1)	5.29%		4.21%		0.04%	2.42%

Ratios/supplemental data:
Net assets, end of period (000s)	$67,101		$55,844		$41,798		$55,045	$53,608
Ratio of gross expense to average net assets	0.70	%(2)	0.70%		0.65%		0.57%	0.57%
Ratio of net expense to average net assets	0.56	%(2)	0.52%		0.48%		0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	3.26	%(2)	4.13%		3.68%		2.86%	2.31%
Ratio of net investment income to average net assets	3.40	%(2)	4.31%		3.85%		2.98%	2.43%
Portfolio turnover rate	310	%(2)	117%		132%		145%	70%

The Fund commenced operations on January 1, 1995.
(1) Not annualized

(2) Annualized

(3) Amount is less than $0.005
See notes to financial statements.
69   Payden Mutual Funds

	Payden GNMA Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$9.73		$9.75	$9.78	$10.10	$10.22

Income (loss) from investment activities:
Net investment income	0.21		0.48	0.43	0.31	0.41
Net realized and unrealized gains (losses)	0.21		0.00 (3)	0.05	(0.11)	0.07

Total from investment activities	0.42		0.48	0.48	0.20	0.48

Distributions to shareholders:
From net investment income	(0.24)		(0.50)	(0.51)	(0.52)	(0.60)
From net realized gains	(0.00	)(3)

Total distributions to shareholders	(0.24)		(0.50)	(0.51)	(0.52)	(0.60)

Net asset value — end of period	$9.91		$9.73	$9.75	$9.78	$10.10

Total return	4.47	%(1)	4.94%	5.10%	2.03%	4.89%

Ratios/supplemental data:
Net assets, end of period (000s)	$199,518		$162,851	$141,676	$115,255	$115,278
Ratio of gross expense to average net assets	0.55	%(2)	0.54%	0.54%	0.50%	0.52%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	4.17	%(2)	4.83%	4.24%	3.09%	4.23%
Ratio of net investment income to average net assets	4.22	%(2)	4.87%	4.28%	3.09%	4.25%
Portfolio turnover rate	2	%(2)	40%	11%	6%	32%

The Fund commenced operations on August 27, 1999.

	Payden Core Bond Fund

	2008		2007		2006	2005	2004

Net asset value — beginning of period	$10.07		$10.23		$10.23	$10.72	$10.61

Income (loss) from investment activities:
Net investment income	0.23		0.50		0.47	0.36	0.40
Net realized and unrealized gains (losses)	0.00	(3)	(0.16)		0.01	(0.37)	0.17

Total from investment activities	0.23		0.34		0.48	(0.01)	0.57

Distributions to shareholders:
From net investment income	(0.23)		(0.50)		(0.47)	(0.42)	(0.39)
From net realized gains						(0.06)	(0.07)
Return of capital			(0.00	)(3)	(0.01)

Total distributions to shareholders	(0.23)		(0.50)		(0.48)	(0.48)	(0.46)

Net asset value — end of period	$10.07		$10.07		$10.23	$10.23	$10.72

Total return	2.30	%(1)	3.44%		4.76%	(0.08)%	5.49%

Ratios/supplemental data:
Net assets, end of period (000s)	$512,845		$687,606		$896,569	$661,575	$558,812
Ratio of gross expense to average net assets	0.52	%(2)	0.50%		0.48%	0.45%	0.45%
Ratio of net expense to average net assets	0.51	%(2)	0.46%		0.46%	0.45%	0.44%
Ratio of investment income less gross expenses to average net assets	4.44	%(2)	4.81%		4.49%	3.48%	3.75%
Ratio of net investment income to average net assets	4.45	%(2)	4.85%		4.51%	3.48%	3.74%
Portfolio turnover rate	418	%(2)	244%		243%	210%	164%

The Fund commenced operations on January 1, 1994.
See notes to financial statements.
Semi-Annual Report   70

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Payden Opportunity Bond Fund

	2008		2007		2006	2005	2004

Net asset value — beginning of period	$9.25		$9.37		$9.36	$9.81	$10.27

Income (loss) from investment activities:
Net investment income	0.22		0.47		0.42	0.35	0.42
Net realized and unrealized gains (losses)	(0.08)		(0.11)		0.04	(0.37)	0.09

Total from investment activities	0.14		0.36		0.46	(0.02)	0.51

Distributions to shareholders:
From net investment income	(0.22)		(0.48)		(0.45)	(0.40)	(0.41)
From net realized gains						(0.03)	(0.56)
Return of capital			(0.00	)(3)

Total distributions to shareholders	(0.22)		(0.48)		(0.45)	(0.43)	(0.97)

Net asset value — end of period	$9.17		$9.25		$9.37	$9.36	$9.81

Total return	1.47	%(1)	3.97%		5.06%	(0.26)%	5.21%

Ratios/supplemental data:
Net assets, end of period (000s)	$42,883		$55,345		$114,420	$143,728	$124,735
Ratio of gross expense to average net assets	0.79	%(2)	0.62%		0.57%	0.52%	0.51%
Ratio of net expense to average net assets	0.60	%(2)	0.59%		0.57%	0.52%	0.49%
Ratio of investment income less gross expenses to average net assets	4.36	%(2)	4.85%		4.53%	3.68%	4.26%
Ratio of net investment income to average net assets	4.55	%(2)	4.88%		4.53%	3.68%	4.28%
Portfolio turnover rate	426	%(2)	235%		265%	235%	190%

The Fund commenced operations on December 9, 1996.

	Payden High Income Fund

	2008		2007		2006	2005	2004

Net asset value — beginning of period	$8.08		$8.14		$8.11	$8.52	$8.34

Income (loss) from investment activities:
Net investment income	0.29		0.58		0.55	0.57	0.59
Net realized and unrealized gains (losses)	(0.28)		(0.04)		0.09	(0.38)	0.18

Total from investment activities	0.01		0.54		0.64	0.19	0.77

Distributions to shareholders:
From net investment income	(0.30)		(0.60)		(0.54)	(0.60)	(0.59)
From net realized gains
Return of capital			(0.00	)(3)	(0.07)		(0.01)

Total distributions to shareholders	(0.30)		(0.60)		(0.61)	(0.60)	(0.60)

Proceeds from redemption fees	(0.00	)(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.01

Net asset value — end of period	$7.79		$8.08		$8.14	$8.11	$8.52

Total return	0.23	%(1)	6.75%		8.19%	2.28%	9.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$196,795		$254,983		$263,119	$238,784	$496,474
Ratio of gross expense to average net assets	0.67	%(2)	0.61%		0.59%	0.53%	0.52%
Ratio of net expense to average net assets	0.67	%(2)	0.61%		0.59%	0.53%	0.52%
Ratio of investment income less gross expenses to average net assets	7.44	%(2)	7.06%		6.77%	6.72%	7.19%
Ratio of net investment income to average net assets	7.44	%(2)	7.06%		6.77%	6.72%	7.19%
Portfolio turnover rate	10	%(2)	67%		79%	85%	64%

The Fund commenced operations on December 30, 1997.

(1)	Not annualized

(2)	Annualized

(3)	Amount is less than $0.005
See notes to financial statements.
71   Payden Mutual Funds

	Payden Tax Exempt Bond Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$9.87		$9.95	$9.83	$10.15	$10.25

Income (loss) from investment activities:
Net investment income	0.17		0.37	0.34	0.32	0.35
Net realized and unrealized gains (losses)	0.02		(0.10)	0.13	(0.27)	0.06

Total from investment activities	0.19		0.27	0.47	0.05	0.41

Distributions to shareholders:
From net investment income	(0.17)		(0.35)	(0.33)	(0.33)	(0.33)
From net realized gains				(0.02)	(0.04)	(0.18)

Total distributions to shareholders	(0.17)		(0.35)	(0.35)	(0.37)	(0.51)

Net asset value — end of period	$9.89		$9.87	$9.95	$9.83	$10.15

Total return	1.95	%(1)	2.76%	4.91%	0.40%	4.16%

Ratios/supplemental data:
Net assets, end of period (000s)	$12,853		$14,022	$15,762	$23,614	$16,574
Ratio of gross expense to average net assets	1.05	%(2)	1.05%	0.91%	0.80%	0.88%
Ratio of net expense to average net assets	0.51	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	2.92	%(2)	2.99%	2.98%	2.95%	2.92%
Ratio of net investment income to average net assets	3.46	%(2)	3.54%	3.39%	3.25%	3.30%
Portfolio turnover rate	21	%(2)	12%	24%	25%	57%

The Fund commenced operations on December 21, 1993.

	Payden California Municipal Income Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$9.94		$10.04	$9.94	$10.28	$10.27

Income (loss) from investment activities:
Net investment income	0.18		0.36	0.36	0.37	0.35
Net realized and unrealized gains (losses)	0.03		(0.10)	0.14	(0.34)	0.08

Total from investment activities	0.21		0.26	0.50	(0.03)	0.43

Distributions to shareholders:
From net investment income	(0.18)		(0.36)	(0.36)	(0.37)	(0.35)
From net realized gains				(0.04)		(0.07)

Total distributions to shareholders	(0.18)		(0.36)	(0.40)	(0.37)	(0.42)

Net asset value — end of period	$9.97		$9.94	$10.04	$9.94	$10.28

Total return	2.12	%(1)	2.63%	5.13%	(0.29)%	4.24%

Ratios/supplemental data:
Net assets, end of period (000s)	$45,865		$45,449	$43,236	$29,416	$30,414
Ratio of gross expense to average net assets	0.61	%(2)	0.66%	0.68%	0.65%	0.64%
Ratio of net expense to average net assets	0.52	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.50	%(2)	3.44%	3.38%	3.45%	3.28%
Ratio of net investment income to average net assets	3.59	%(2)	3.60%	3.56%	3.60%	3.42%
Portfolio turnover rate	20	%(2)	18%	25%	51%	53%

The Fund commenced operations on December 17, 1998.
See notes to financial statements.
Semi-Annual Report   72

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Payden Global Short Bond Fund

	2008		2007		2006	2005	2004

Net asset value — beginning of period	$10.07		$10.15		$10.28	$10.45	$10.46

Income (loss) from investment activities:
Net investment income	0.24		0.50		0.42	0.35	0.24
Net realized and unrealized gains (losses)	(0.25)		(0.10)		0.02	(0.14)	0.06

Total from investment activities	(0.01)		0.40		0.44	0.21	0.30

Distributions to shareholders:
From net investment income	(0.23)		(0.48)		(0.52)	(0.38)	(0.23)
From net realized gains
Return of Captial			(0.00	)(3)	(0.05)		(0.08)

Total distributions to shareholders	(0.23)		(0.48)		(0.57)	(0.38)	(0.31)

Net asset value — end of period	$9.83		$10.07		$10.15	$10.28	$10.45

Total return	(0.12	)%(1)	3.97%		4.37%	1.99%	2.83%

Ratios/supplemental data:
Net assets, end of period (000s)	$76,213		$119,731		$180,803	$198,805	$143,215
Ratio of gross expense to average net assets	0.74	%(2)	0.61%		0.54%	0.52%	0.58%
Ratio of net expense to average net assets	0.70	%(2)	0.57%		0.52%	0.52%	0.58%
Ratio of investment income less gross expenses to average net assets	4.25	%(2)	4.71%		4.29%	3.52%	3.03%
Ratio of net investment income to average net assets	4.29	%(2)	4.75%		4.31%	3.52%	3.03%
Portfolio turnover rate	133	%(2)	46%		129%	113%	87%

The Fund commenced operations on September 18, 1996.

	Payden Global Fixed Income Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$8.90		$9.04	$9.76	$9.97	$10.05

Income (loss) from investment activities:
Net investment income	0.16		0.37	0.25	0.27	0.16
Net realized and unrealized gains (losses)	(0.08)		(0.03)	0.03	0.20	0.21

Total from investment activities	0.08		0.34	0.28	0.47	0.37

Distributions to shareholders:
From net investment income	(0.23)		(0.26)	(0.34)	(0.68)	(0.29)
From net realized gains				(0.18)
Return of capital			(0.22)	(0.48)		(0.16)

Total distributions to shareholders	(0.23)		(0.48)	(1.00)	(0.68)	(0.45)

Net asset value — end of period	$8.75		$8.90	$9.04	$9.76	$9.97

Total return	0.84	%(1)	3.85%	3.05%	4.78%	3.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$95,897		$94,776	$158,321	$191,746	$187,524
Ratio of gross expense to average net assets	0.79	%(2)	0.65%	0.59%	0.54%	0.53%
Ratio of net expense to average net assets	0.70	%(2)	0.64%	0.58%	0.54%	0.53%
Ratio of investment income less gross expenses to average net assets	3.51	%(2)	4.08%	2.80%	2.67%	3.17%
Ratio of net investment income to average net assets	3.60	%(2)	4.09%	2.81%	2.67%	3.17%
Portfolio turnover rate	268	%(2)	214%	198%	252%	160%

The Fund commenced operations on September 1, 1992.
(1)	Not annualized

(2)	Annualized

(3)	Amount is less than $0.005
See notes to financial statements.
73   Payden Mutual Funds

	Payden Emerging Markets Bond Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$13.55		$13.10	$12.62	$11.77	$12.59

Income (loss) from investment activities:
Net investment income	0.39		0.71	0.91	0.72	0.69
Net realized and unrealized gains (losses)	(0.65)		0.35	0.29	0.94	0.51

Total from investment activities	(0.26)		1.06	1.20	1.66	1.20

Distributions to shareholders:
From net investment income	(0.51)		(0.61)	(0.39)	(0.81)	(0.68)
From net realized gains						(1.38)
Return of capital				(0.33)

Total distributions to shareholders	(0.51)		(0.61)	(0.72)	(0.81)	(2.06)

Proceeds from redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.04

Net asset value — end of period	$12.78		$13.55	$13.10	$12.62	$11.77

Total return	(1.90	%)(1)	8.34%	9.70%	14.47%	11.04%

Ratios/supplemental data:
Net assets, end of period (000s)	$114,133		$158,208	$68,976	$89,330	$26,905
Ratio of gross expense to average net assets	0.87	%(2)	0.81%	0.82%	0.80%	0.74%
Ratio of net expense to average net assets	0.87	%(2)	0.80%	0.80%	0.80%	0.71%
Ratio of investment income less gross expenses to average net assets	5.77	%(2)	5.41%	6.65%	6.04%	5.80%
Ratio of net investment income to average net assets	5.77	%(2)	5.42%	6.67%	6.04%	5.83%
Portfolio turnover rate	207	%(2)	128%	193%	98%	461%

The Fund commenced operations on December 17, 1998.

	Payden Value Leaders Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$14.16		$12.83	$10.82	$10.70	$9.91

Income (loss) from investment activities:
Net investment income	0.13		0.25	0.21	0.31	0.20
Net realized and unrealized gains (losses)	(1.72)		1.30	2.04	0.41	0.80

Total from investment activities	(1.59)		1.55	2.25	0.41	1.01

Distributions to shareholders:
From net investment income	(0.12)		(0.22)	(0.24)	(0.29)	(0.23)
From net realized gains	(0.51)

Total distributions to shareholders	(0.63)		(0.22)	(0.24)	(0.29)	(0.23)

Proceeds from redemption fees						0.01

Net asset value — end of period	$11.94		$14.16	$12.83	$10.82	$10.70

Total return	(11.62	%)(1)	12.19%	21.10%	3.75%	10.32%

Ratios/supplemental data:
Net assets, end of period (000s)	$66,459		$82,907	$77,403	$33,973	$58,163
Ratio of gross expense to average net assets	0.86	%(2)	0.82%	0.88%	0.84%	0.82%
Ratio of net expense to average net assets	0.80	%(2)	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	2.00	%(2)	1.82%	1.90%	2.28%	1.85%
Ratio of net investment income to average net assets	2.06	%(2)	1.84%	1.98%	2.32%	1.87%
Portfolio turnover rate	6	%(2)	66%	67%	69%	30%

The Fund commenced operations on November 1, 1996.
See notes to financial statements.
Semi-Annual Report   74

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Payden Market Return Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$12.25		$11.40	$10.29	$9.89	$9.12

Income (loss) from investment activities:
Net investment income	0.22		0.56	0.48	0.32	0.20
Net realized and unrealized gains (losses)	(1.61)		0.84	1.12	0.42	0.78

Total from investment activities	(1.39)		1.40	1.60	0.74	0.98

Distributions to shareholders:
From net investment income	(0.20)		(0.55)	(0.49)	(0.34)	(0.21)
From net realized gains	(0.31)

Total distributions to shareholders	(0.51)		(0.55)	(0.49)	(0.34)	(0.21)

Proceeds from redemption fees				0.00 (3)	0.00 (3)	0.00 (3)

Net asset value — end of period	$10.35		$12.25	$11.40	$10.29	$9.89

Total return	(11.58	%)(1)	12.48%	15.83%	7.45%	10.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$48,579		$64,096	$58,251	$65,299	$92,989
Ratio of gross expense to average net assets	0.66	%(2)	0.63%	0.63%	0.54%	0.61%
Ratio of net expense to average net assets	0.50	%(2)	0.45%	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	3.82	%(2)	4.51%	4.15%	2.94%	1.84%
Ratio of net investment income to average net assets	3.98	%(2)	4.69%	4.33%	3.03%	2.00%
Portfolio turnover rate	0.96	%(2)	48%	191%	92%	44%

The Fund commenced operations on December 30, 1995.

	Payden U.S. Growth Leaders Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$11.30		$8.91	$8.31	$7.09	$6.68

Income (loss) from investment activities:
Net investment income	0.01		0.00 (3)	0.00 (3)	0.02	0.03
Net realized and unrealized gains (losses)	(1.19)		2.39	0.60	1.23	0.41

Total from investment activities	(1.18)		2.39	0.60	1.25	0.44

Distributions to shareholders:
From net investment income	(0.05)		0.00 (3)		(0.03)	(0.03)
From net realized gains	(0.47)

Total distributions to shareholders	(0.52)		0.00 (3)	0.00	(0.03)	(0.03)

Proceeds from redemption fees	0.00	(3)		0.00 (3)		0.00 (3)

Net asset value — end of period	$9.60		$11.30	$8.91	$8.31	$7.09

Total return	(10.96	)%(1)	26.84%	7.22%	17.64%	6.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$132,711		$130,625	$66,166	$42,468	$14,561
Ratio of gross expense to average net assets	0.96	%(2)	0.95%	1.00%	1.07%	1.11%
Ratio of net expense to average net assets	0.96	%(2)	0.93%	1.00%	1.00%	1.00%
Ratio of investment income less gross expenses to average net assets	0.16	%(2)	(0.03%)	0.01%	0.14%	0.29%
Ratio of net investment income to average net assets	0.16	%(2)	(0.01%)	0.01%	0.21%	0.40%
Portfolio turnover rate	294	%(2)	210%	202%	150%	182%

The Fund commenced operations on June 17, 1999.
(1)	Not annualized

(2)	Annualized

(3)	Amount is less than $0.005

(4)	Total return does not reflect any applicable sales charge
See notes to financial statements.
75   Payden Mutual Funds

	Payden Global Equity Fund

	2008

Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.00	(3)
Net realized and unrealized gains (losses)	0.61

Total from investment activities	0.61

Distributions to shareholders:
From net investment income
From net realized gains

Total distributions to shareholders	0.00

Net asset value — end of period	$10.61

Total return	6.10	%(1)

Ratios/supplemental data:
Net assets, end of period	$4,939
Ratio of gross expense to average net assets	3.78	%(2)
Ratio of net expense to average net assets	1.50	%(2)
Ratio of investment income less gross expenses to average net assets	(2.15	%)(2)
Ratio of net investment income to average net assets	0.13	%(2)
Portfolio turnover rate	170	%(2)

The Fund commenced operations on March 31, 2008.

	Metzler/Payden European Emerging Markets Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$42.31		$30.40	$23.91	$17.75	$13.47

Income (loss) from investment activities:
Net investment income	(0.11)		0.25	0.18	0.21	0.09
Net realized and unrealized gains (losses)	(3.39)		13.30	8.74	7.27	5.55

Total from investment activities	(3.50)		13.55	8.92	7.48	5.64

Distributions to shareholders:
From net investment income	(0.05)		(0.12)	0.00 (3)	(0.12)	(0.04)
From net realized gains	(3.52)		(1.54)	(2.47)	(1.21)	(1.35)

Total distributions to shareholders	(3.57)		(1.66)	(2.47)	(1.33)	(1.39)

Proceeds from redemption fees	0.00	(3)	0.02	0.04	0.01	0.03

Net asset value — end of period	$35.24		$42.31	$30.40	$23.91	$17.75

Total return (4)	(8.73	%)(1)	46.45%	40.54%	44.97%	45.90%

Ratios/supplemental data:
Net assets, end of period	$540,142		$606,918	$164,157	$31,019	$4,869
Ratio of gross expense to average net assets	1.50	%(2)	1.40%	1.71%	3.07%	8.36%
Ratio of net expense to average net assets	1.50	%(2)	1.40%	1.24%	1.20%	1.16%
Ratio of investment income less gross expenses to average net assets	(0.65	%)(2)	0.86%	0.78%	(0.77%)	(6.27%)
Ratio of net investment income to average net assets	(0.65	%)(2)	0.86%	1.25%	1.10%	0.93%
Portfolio turnover rate	151	%(2)	122%	128%	178%	89%

The Funds commenced operations on December 30, 2002.
See notes to financial statements.
Semi-Annual Report   76

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Metzler/Payden European Leaders Fund

	2008		2007	2006	2005	2004

Net asset value — beginning of period	$21.37		$18.39	$15.69	$13.69	$12.69

Income (loss) from investment activities:
Net investment income	0.10		0.30	0.13	0.13	0.13
Net realized and unrealized gains (losses)	(1.94)		4.56	4.05	2.40	1.60

Total from investment activities	(1.84)		4.86	4.18	2.53	1.73

Distributions to shareholders:
From net investment income			(0.25)	(0.01)	(0.14)	(0.17)
From net realized gains	(2.42)		(1.63)	(0.47)	(0.39)	(0.56)

Total distributions to shareholders	(2.42)		(1.88)	(1.48)	(0.53)	(0.73)

Proceeds from redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)

Net asset value — end of period	$17.11		$21.37	$18.39	$15.69	$13.69

Total return (4)	(9.13	%)(1)	28.61%	28.95%	18.83%	13.78%

Ratios/supplemental data:
Net assets, end of period	$14,142		$18,608	$15,252	$7,386	$3,193
Ratio of gross expense to average net assets	1.79	%(2)	1.78%	2.52%	4.06%	10.63%
Ratio of net expense to average net assets	1.40	%(2)	1.29%	1.24%	1.20%	1.15%
Ratio of investment income less gross expenses to average net assets	0.62	%(2)	1.19%	(0.31%)	(1.98%)	(8.83%)
Ratio of net investment income to average net assets	1.01	%(2)	1.68%	0.97%	0.88%	0.65%
Portfolio turnover rate	34	%(2)	106%	150%	211%	193%

The Fund commenced operations on December 30, 2002.

	Metzler/Payden International
	Real Estate Fund

	2008	2007

Net asset value — beginning of period	$10.04	$10.00

Income (loss) from investment activities:
Net investment income	0.07	0.09
Net realized and unrealized gains (losses)	(2.16)	(0.03)

Total from investment activities	(2.09)	(0.06)

Distributions to shareholders:
From net investment income	(0.29)	(0.02)
From net realized gains

Total distributions to shareholders	(0.29)	(0.02)

Proceeds from redemption fees		0.00 (3)

Net asset value — end of period	$7.66	$10.04

Total return (1)	(21.18%)	0.61%

Ratios/supplemental data:
Net assets, end of period	$4,641	$6,436
Ratio of gross expense to average net assets (2)	3.33%	4.42%
Ratio of net expense to average net assets (2)	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets (2)	(0.24%)	(1.54%)
Ratio of net investment income to average net assets (2)	1.84%	1.63%
Portfolio turnover rate (2)	142%	78%

The Funds commenced operations on February 21, 2007.

(1) Not annualized

(2) Annualized

(3) Amount is less than $0.005

(4) Total return does not reflect any applicable sales charge
See notes to financial statements.
77   Payden Mutual Funds

	Payden/Wilshire Longevity
	Fund 2010+

	2008	2007

Net asset value — beginning of period	$10.61	$10.00

Income (loss) from investment activities:
Net investment income	0.18	0.03
Net realized and unrealized gains (losses)	(0.62)	0.57
Reimbursement from affiliate for investment transactions		0.01

Total from investment activities	(0.44)	0.61

Distributions to shareholders:
From net investment income	(0.15)
From net realized gains	(0.08)

Total distributions to shareholders	(0.23)	0.00

Net asset value — end of period	$9.94	$10.61

Total return (1)	(4.15)%	6.10%

Ratios/supplemental data:
Net assets, end of period	$1,640	$1,975
Ratio of gross expense to average net assets (2)	7.53%	13.70%
Ratio of net expense to average net assets (2)	1.00%	1.06%
Ratio of investment income less gross expenses to average net assets (2)	(3.27)%	(11.55)%
Ratio of net investment income to average net assets (2)	3.26%	1.09%
Portfolio turnover rate (2)	57%	31%

The Fund commenced operations on June 28, 2007.

	Payden/Wilshire Longevity
	Fund 2020+

	2008	2007

Net asset value — beginning of period	$10.61	$10.00

Income (loss) from investment activities:
Net investment income	0.15	0.03
Net realized and unrealized gains (losses)	(0.72)	0.58
Reimbursement from affiliate for investment transactions		0.00 (3)

Total from investment activities	(0.57)	0.61

Distributions to shareholders:
From net investment income	(0.15)
From net realized gains	(0.08)

Total distributions to shareholders	(0.23)	0.00

Net asset value — end of period	$9.81	$10.61

Total return (1)	(5.50)%	6.10%

Ratios/supplemental data:
Net assets, end of period	$2,757	$1,895
Ratio of gross expense to average net assets (2)	6.58%	13.49%
Ratio of net expense to average net assets (2)	0.95%	0.99%
Ratio of investment income less gross expenses to average net assets (2)	(2.78)%	(11.60)%
Ratio of net investment income to average net assets (2)	2.85%	0.90%
Portfolio turnover rate (2)	52%	37%

Fund commenced operations on June 28, 2007.
See notes to financial statements.
Semi-Annual Report   78

For the share outstanding for the periods ended April 30, 2008 and October 31st

	Payden/Wilshire Longevity
	Fund 2030+

	2008	2007

Net asset value — beginning of period	$10.66	$10.00

Income (loss) from investment activities:
Net investment income	0.15	0.01
Net realized and unrealized gains (losses)	(0.91)	0.65
Reimbursement from affiliate for investment transactions		0.00 (3)

Total from investment activities	(0.76)	0.66

Distributions to shareholders:
From net investment income	(0.14)
From net realized gains	(0.06)

Total distributions to shareholders	(0.20)	0.00

Net asset value — end of period	$9.70	$10.66

Total return (1)	(7.29%)	6.60%

Ratios/supplemental data:
Net assets, end of period	$2,259	$2,831
Ratio of gross expense to average net assets (2)	5.22%	11.34%
Ratio of net expense to average net assets (2)	0.88%	0.92%
Ratio of investment income less gross expenses to average net assets (2)	(1.26%)	(10.03)%
Ratio of net investment income to average net assets (2)	3.08%	0.39%
Portfolio turnover rate (2)	40%	34%

The Fund commenced operations on June 28, 2007.

	Payden/Wilshire Longevity
	Fund 2040+

	2008	2007

Net asset value — beginning of period	$10.71	$10.00

Income (loss) from investment activities:
Net investment income	0.13	(0.01)
Net realized and unrealized gains (losses)	(1.20)	0.72
Reimbursement from affiliate for investment transactions

Total from investment activities	(1.07)	0.71

Distributions to shareholders:
From net investment income	(0.13)
From net realized gains	(0.06)

Total distributions to shareholders	(0.19)	0.00

Net asset value — end of period	$9.45	$10.71

Total return (1)	(10.08%)	7.10%

Ratios/supplemental data:
Net assets, end of period	$2,371	$2,195
Ratio of gross expense to average net assets (2)	6.22%	12.65%
Ratio of net expense to average net assets (2)	0.82%	0.84%
Ratio of investment income less gross expenses to average net assets (2)	(2.84%)	(12.00)%
Ratio of net investment income to average net assets (2)	2.56%	(0.19)%
Portfolio turnover rate (2)	14%	43%

Fund commenced operations on June 28, 2007.

(1) Not annualized

(2) Annualized

(3) Amount is less than $0.005
See notes to financial statements.
79   Payden Mutual Funds

Understanding Your Fund’s Expenses
Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.
Actual Expenses
The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2008. It uses the Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

				Annual	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2007	April 30, 2008	Return	Ratio	the Period

Payden Cash Reserves Money Market	$1,000.00	$1,017.60	1.76%	0.22%	$1.10
Payden Limited Maturity	1,000.00	996.30	-0.37%	0.44%	2.18
Payden Short Bond	1,000.00	1,026.50	2.65%	0.50%	2.52
Payden U.S. Government	1,000.00	1,051.10	5.11%	0.56%	2.86
Payden GNMA	1,000.00	1,044.70	4.47%	0.50%	2.54
Payden Core Bond	1,000.00	1,023.00	2.30%	0.51%	2.57
Payden Opportunity Bond	1,000.00	1,014.70	1.47%	0.60%	3.01
Payden High Income	1,000.00	1,002.30	0.23%	0.67%	3.34
Payden Tax Exempt Bond	1,000.00	1,019.50	1.95%	0.51%	2.56
Payden California Municipal Income	1,000.00	1,021.20	2.12%	0.52%	2.61
Payden Global Short Bond	1,000.00	998.80	-0.12%	0.70%	3.48
Payden Global Fixed Income	1,000.00	1,008.40	0.84%	0.70%	3.50
Payden Emerging Markets Bond	1,000.00	981.00	-1.90%	0.87%	4.29
Payden Value Leaders	1,000.00	883.80	-11.62%	0.80%	3.75
Payden Market Return	1,000.00	884.20	-11.58%	0.50%	2.34
Payden U.S. Growth Leaders	1,000.00	890.40	-10.96%	0.96%	4.51
Payden Global Equity(1)	1,000.00	1,061.00	6.10%	1.50%	1.31
Metzler/Payden European Emerging Markets	1,000.00	912.70	-8.73%	1.50%	7.13
Metzler/Payden European Leaders Fund	1,000.00	908.70	-9.13%	1.40%	6.64
Metzler/Payden International Real Estate	1,000.00	788.20	-21.18%	1.25%	5.56
Payden/Wilshire Longevity Fund 2010+	1,000.00	958.50	-4.15%	1.00%	4.87
Payden/Wilshire Longevity Fund 2020+	1,000.00	945.00	-5.50%	0.95%	4.59
Payden/Wilshire Longevity Fund 2030+	1,000.00	927.10	-7.29%	0.88%	4.22
Payden/Wilshire Longevity Fund 2040+	1,000.00	899.20	-10.08%	0.82%	3.87

(1) The Payden Global Equity Fund commenced operations on March 31, 2008. It’s start date, return and expenses paid during the period reflect this thirty-one day period.
Semi-Annual Report   80

Hypothetical Expenses
The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2008 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

				Annual	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2007	April 30, 2008	Return	Ratio	the Period

Payden Cash Reserves Money Market	$1,000.00	$1,023.77	2.38%	0.22%	$1.11
Payden Limited Maturity	1,000.00	1,022.68	2.27%	0.44%	2.21
Payden Short Bond	1,000.00	1,022.38	2.24%	0.50%	2.51
Payden U.S. Government	1,000.00	1,022.08	2.21%	0.56%	2.82
Payden GNMA	1,000.00	1,022.38	2.24%	0.50%	2.51
Payden Core Bond	1,000.00	1,022.33	2.23%	0.51%	2.56
Payden Opportunity Bond	1,000.00	1,021.88	2.19%	0.60%	3.02
Payden High Income	1,000.00	1,021.53	2.15%	0.67%	3.37
Payden Tax Exempt Bond	1,000.00	1,022.33	2.23%	0.51%	2.56
Payden California Municipal Income	1,000.00	1,022.28	2.23%	0.52%	2.61
Payden Global Short Bond	1,000.00	1,021.38	2.14%	0.70%	3.52
Payden Global Fixed Income	1,000.00	1,021.38	2.14%	0.70%	3.52
Payden Emerging Markets Bond	1,000.00	1,020.54	2.05%	0.87%	4.37
Payden Value Leaders	1,000.00	1,020.89	2.09%	0.80%	4.02
Payden Market Return	1,000.00	1,022.38	2.24%	0.50%	2.51
Payden U.S. Growth Leaders	1,000.00	1,020.09	2.01%	0.96%	4.82
Payden Global Equity(1)	1,000.00	1,017.40	1.74%	1.50%	7.52
Metzler/Payden European Emerging Markets	1,000.00	1,017.40	1.74%	1.50%	7.52
Metzler/Payden European Leaders Fund	1,000.00	1,017.90	1.79%	1.40%	7.02
Metzler/Payden International Real Estate	1,000.00	1,018.65	1.86%	1.25%	6.27
Payden/Wilshire Longevity Fund 2010+	1,000.00	1,019.89	1.99%	1.00%	5.02
Payden/Wilshire Longevity Fund 2020+	1,000.00	1,020.14	2.01%	0.95%	4.77
Payden/Wilshire Longevity Fund 2030+	1,000.00	1,020.49	2.05%	0.88%	4.42
Payden/Wilshire Longevity Fund 2040+	1,000.00	1,020.79	2.08%	0.82%	4.12

(1)   The Payden Global Equity Fund commenced operations on March 31, 2008. The table above assumes a November 1, 2008 start date, a 5% annual return and uses the Funds thirty-one day contractual expense ratio for comparison purposes.

81   Payden Mutual Funds

	Position	Year		Funds	Other Directorships
Name & Address	with Fund	Elected	Principal Occupation(s)	Series	Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc,; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	PRIG MPIG

James Clayburn LaForce, Jr.	Independent	1992	Dean Emeritus, The John E. Anderson School	PRIG	Trustee, Advisors Series Trust; Director,
	Trustee		of Management at the University of	MPIG	Aetna Pharmaceuticals, Inc.
			California, Los Angeles

Gerald S. Levey, M.D.	Independent	2000	Vice Chancellor, Medical Sciences, and Dean,	PRIG
	Trustee		David Geffen School of Medicine at the	MPIG
			University of California, Los Angeles

Thomas V. McKernan, Jr.	Independent	1993	President and CEO, Automobile Club of	PRIG	Director, Blue Shield of California; Director,
	Trustee		Southern California		Forest Lawn Memorial Park

Dennis C. Poulsen	Independent	1992	Chairman of the Board, Rose Hills	PRIG	Director, Rose Hills Company; Director,
	Trustee		Company		Ameron International Corp.

Stender E. Sweeney	Independent	1992	Private Investor	PRIG	Director, Avis Budget Group, Inc.
	Trustee

Joan A. Payden	Interested	1992	President, CEO and Director,	PRIG
	Trustee		Payden & Rygel

Christopher N. Orndorff	Interested	1992	Managing, Principal and Director,	PRIG
	Trustee		Payden & Rygel

Mary Beth Syal	Interested	2000	Managing, Principal and Director,	PRIG
	Trustee		Payden & Rygel

Scott J. Weiner	Interested	2002	Managing, Principal and Director,	MPIG
	Trustee		Payden & Rygel

Norbert F.J. Enste	Interested	2002	Vice Chairman and Director, Metzler/	MPIG
	Trustee		Payden, LLC; Principal and Director,
			B. Metzler sell. Sohn & Co. Holding KGaA;
			Chairman, Supervisory Board, Metzler
			Investment GmbH

Officers (2)

Joan A. Payden	Chairman and	1992	President, CEO and Director, Payden	PRIG
	CEO		& Rygel

Scott J. Weiner	Chairman and	2002	Managing, Principal and Director,	MPIG
	President		Payden & Rygel

Yot Chattrabhuti	Vice	1997	Principal, Payden & Rygel	PRIG
	President			MPIG

Bradley F. Hersh	Vice	1998	Vice President and Treasurer, Payden	PRIG
	President and		& Rygel	MPIG
	Treasurer

Prank Peter Martin	Executive	2002	Executive Vice President, Metzler/	MPIG
	Vice		Pyden, LLC; Managing Director
	President		Metzler Investment GmbH; Managing
			Director, Schroeders Investment
			Management GmbH

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director,	PRIG
			Payden & Rygel	MPIG
Semi-Annual Report   82

	Position	Year		Funds	Other Directorships
Name & Address	with Fund	Elected	Principal Occupation(s)	Series	Held

David L. Wagner	Vice	1996	Senior Vice President, Risk Management,	PRIG
	President and		Payden & Rygel	MPIG
	CCO

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and	PRIG
			Director, Payden & Rygel	MPIG
Additional information about the Trustees can be found in the SAI.
PRIG–Payden and Rygel Investment Group
MPIG–Metzler/Payden Investment Group

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.
83   Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

PAYDEN MUTUAL FUNDS

333 South Grand Avenue Los Angeles, California 90071
(800) 572-9336

» U.S. BOND FUNDS
Payden Cash Reserves Money Market Fund (PBHXX)
Payden Limited Maturity Fund (PYLMX)
Payden Short Bond Fund (PYSBX)
Payden U.S. Government Fund (PYUSX)
Payden GNMA Fund (PYGNX)
Payden Core Bond Fund (PYCBX)
Payden Opportunity Bond Fund (PYOBX)
Payden High Income Fund (PYHRX)

» TAX EXEMPT BOND FUNDS
Payden Tax Exempt Bond Fund (PYTEX)
Payden California Municipal Income Fund (PYCRX)

» GLOBAL BOND FUNDS
Payden Global Short Bond Fund (PYGSX)
Payden Global Fixed Income Fund (PYGFX)
Payden Emerging Markets Bond Fund (PYEMX)

» U.S. EQUITY FUNDS
Payden Value Leaders Fund (PYVLX)
Payden Market Return Fund (PYMRX)
Payden U.S. Growth Leaders Fund (PUGLX)

» INTERNATIONAL EQUITY FUNDS
Payden Global Equity Fund (PYSBX)
Metzler/Payden European Emerging Markets Fund (MPYMX)
Metzler/Payden European Leaders Fund (MPYGX)
Metzler/Payden International Real Estate Fund (MPREX)

» TARGET DATE FUNDS
Payden/Wilshire Longevity Fund 2010+ (PWLFX)
Payden/Wilshire Longevity Fund 2020+ (PWLHX)
Payden/Wilshire Longevity Fund 2030+ (PWLIX)
Payden/Wilshire Longevity Fund 2040+ (PWLLX)

ITEM 2.	CODE OF ETHICS
Not required in a semi-annual report on Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in a semi-annual report on Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in a semi-annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS
Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2008.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS
(a) Not applicable.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.
(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group
By:	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President

Date: June 23, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group
By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Executive Vice President and Chief Financial Officer

Date: June 23, 2008